UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-04416

                                               PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                         Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

                                             Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: August 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

ADR — American Depository Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

DD — Delayed Delivery Security

DN — Discount Note

ETF — Exchange Traded Fund

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRN —	Floating Rate Note. The rate shown is the rate in effect on August 31, 2013, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

FSA — Financial Security Assurance

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

IBC — Integrity Building Corporation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

Q-SBLF — Qualified State Bond Loan Fund

RADIAN — Radian Guaranty, Inc.

RB — Revenue Bond

REIT — Real Estate Investment Trust

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

STRB — Special Tax Revenue Bond

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on August 31, 2013, and the date shown is the next reset or put date.

See Notes to Schedules of Investments.

PNC Retirement Income Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 93.1%
Commodity Fund — 0.7%
PIMCO Commodity RealReturn Strategy Fund	1,221	$7

Domestic Equity Funds — 17.7%
PNC Large Cap Core Equity Fund,
Class I Shares†	11,877	151
PNC Small Cap Fund,
Class I Shares*†	1,659	31

		182

Fixed Income Funds — 55.7%
Eaton Vance Floating-Rate Fund	1,281	12
PNC Bond Fund,
Class I Shares†	22,647	233
PNC High Yield Bond Fund,
Class I Shares†	2,877	23
PNC Limited Maturity Bond Fund,
Class I Shares†	23,039	234
Vanguard Inflation-Protected Securities Fund	2,782	72

		574

International Equity Funds — 5.6%
PNC International Equity Fund,
Class I Shares†	2,642	46
Vanguard Emerging Markets Stock Index Fund	373	11

		57

Money Market Fund — 10.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	109,370	109

Real Estate Fund — 2.8%
Vanguard REIT Index Fund	1,167	29

Total Mutual Funds
(Cost $960)		958

	Number of Shares	Value (000)
EXCHANGE TRADED FUNDS — 7.6%
Commodity Fund — 1.4%
PowerShares DB Commodity Index Tracking Fund*	537	$14

Domestic Equity Funds — 5.8%
iShares Dow Jones Select Dividend Index Fund†	311	20
SPDR S&P Dividend ETF	299	20
WisdomTree LargeCap Dividend Fund	335	20

		60

International Equity Funds — 0.4%
iShares MSCI EAFE Small Cap Index Fund†	46	2
Vanguard FTSE All World ex-US Small-Cap ETF	20	2

		4

Total Exchange Traded Funds
(Cost $72)		78

TOTAL INVESTMENTS — 100.7%
(Cost $1,032)**		1,036

Other Assets & Liabilities – (0.7)%		(7)

TOTAL NET ASSETS — 100.0%		$1,029

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,032.

Gross unrealized appreciation (000)	$31
Gross unrealized depreciation (000)	(27)

Net unrealized appreciation (000)	$4

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Exchange Traded Funds	$78	$–	$–	$78
Mutual Funds	958	–	–	958

Total Assets - Investments in Securities	$1,036	$–	$–	$1,036

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Target 2020 Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 91.7%
Commodity Fund — 1.0%
PIMCO Commodity RealReturn Strategy Fund	1,787	$10

Domestic Equity Funds — 26.0%
PNC Large Cap Core Equity Fund,
Class I Shares†	17,812	226
PNC Small Cap Fund,
Class I Shares*†	2,468	46

		272

Fixed Income Funds — 43.8%
Eaton Vance Floating-Rate Fund	2,457	22
PNC Bond Fund,
Class I Shares†	23,943	246
PNC High Yield Bond Fund,
Class I Shares†	4,300	35
PNC Limited Maturity Bond Fund,
Class I Shares†	8,109	82
Vanguard Inflation-Protected Securities Fund	2,837	74

		459

International Equity Funds — 11.2%
PNC International Equity Fund,
Class I Shares†	5,353	93
Vanguard Emerging Markets Stock Index Fund	786	24

		117

Money Market Fund — 5.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	59,096	59

Real Estate Fund — 4.1%
Vanguard REIT Index Fund	1,742	43

Total Mutual Funds
(Cost $948)		960

	Number of Shares	Value (000)
EXCHANGE TRADED FUNDS — 9.1%
Commodity Fund — 2.0%
PowerShares DB Commodity Index
Tracking Fund*	786	$21

Domestic Equity Funds — 6.4%
iShares Dow Jones Select Dividend Index Fund†	346	22
SPDR S&P Dividend ETF	333	22
WisdomTree LargeCap Dividend Fund	376	23

		67

International Equity Funds — 0.7%
iShares MSCI EAFE Small Cap Index Fund†	82	4
Vanguard FTSE All World ex-US Small-Cap ETF	41	4

		8

Total Exchange Traded Funds
(Cost $89)		96

TOTAL INVESTMENTS — 100.8%
(Cost $1,037)**		1,056

Other Assets & Liabilities – (0.8)%		(8)

TOTAL NET ASSETS — 100.0%		$1,048

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,036.

Gross unrealized appreciation (000)	$49
Gross unrealized depreciation (000)	(29)

Net unrealized appreciation (000)	$20

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Exchange Traded Funds	$96	$–	$–	$96
Mutual Funds	960	–	–	960

Total Assets - Investments in Securities	$1,056	$–	$–	$1,056

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Target 2030 Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 86.7%
Commodity Fund — 1.7%
PIMCO Commodity RealReturn Strategy Fund	3,965	$23

Domestic Equity Funds — 38.4%
PNC Large Cap Core Equity Fund,
Class I Shares†	32,225	410
PNC Small Cap Fund,
Class I Shares*†	4,774	89

		499

Fixed Income Funds — 21.9%
Eaton Vance Floating-Rate Fund	2,530	23
PNC Bond Fund,
Class I Shares†	20,764	213
PNC High Yield Bond Fund,
Class I Shares†	4,230	34
Vanguard Inflation-Protected Securities Fund	542	14

		284

International Equity Funds — 17.1% PNC International Equity Fund,
Class I Shares†	9,786	171
Vanguard Emerging Markets Stock Index Fund	1,689	51

		222

Money Market Fund — 4.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	53,473	53

Real Estate Fund — 3.5%
Vanguard REIT Index Fund	1,842	45

Total Mutual Funds
(Cost $1,083)		1,126

	Number of Shares	Value (000)
EXCHANGE TRADED FUNDS — 13.9%
Commodity Fund — 3.6%
PowerShares DB Commodity Index Tracking Fund*	1,777	$47

Domestic Equity Funds — 8.0%
iShares Dow Jones Select Dividend Index Fund†	531	35
SPDR S&P Dividend ETF	509	34
WisdomTree LargeCap Dividend Fund	567	34

		103

International Equity Funds — 2.3%
iShares MSCI EAFE Small Cap Index Fund†	341	15
Vanguard FTSE All World ex-US Small-Cap ETF	161	15

		30

Total Exchange Traded Funds
(Cost $170)		180

TOTAL INVESTMENTS — 100.6%
(Cost $1,253)**		1,306

Other Assets & Liabilities – (0.6)%		(8)

TOTAL NET ASSETS — 100.0%		$1,298

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,252.

Gross unrealized appreciation (000)	$79
Gross unrealized depreciation (000)	(25)

Net unrealized appreciation (000)	$54

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Exchange Traded Funds	$180	$–	$–	$180
Mutual Funds	1,126	–	–	1,126

Total Assets - Investments in Securities	$1,306	$–	$–	$1,306

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Target 2040 Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 84.7%
Commodity Fund — 1.9%
PIMCO Commodity RealReturn Strategy Fund	3,620	$21

Domestic Equity Funds — 45.4%
PNC Large Cap Core Equity Fund,
Class I Shares†	32,254	410
PNC Small Cap Fund,
Class I Shares*†	4,692	87

		497

Fixed Income Funds — 10.2%
Eaton Vance Floating-Rate Fund	984	9
PNC Bond Fund,
Class I Shares†	8,188	84
PNC High Yield Bond Fund,
Class I Shares†	1,669	13
Vanguard Inflation-Protected Securities Fund	213	6

		112

International Equity Funds — 20.1%
PNC International Equity Fund,
Class I Shares†	9,645	168
Vanguard Emerging Markets Stock Index Fund	1,724	52

		220

Money Market Fund — 3.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	39,031	39

Real Estate Fund — 3.5%
Vanguard REIT Index Fund	1,572	38

Total Mutual Funds
(Cost $868)		927

	Number of Shares	Value (000)
EXCHANGE TRADED FUNDS — 16.0%
Commodity Fund — 3.9%
PowerShares DB Commodity Index Tracking Fund*	1,603	$43

Domestic Equity Funds — 9.4%
iShares Dow Jones Select Dividend Index Fund†	521	34
SPDR S&P Dividend ETF	506	34
WisdomTree LargeCap Dividend Fund	575	34

		102

International Equity Funds — 2.7%
iShares MSCI EAFE Small Cap Index Fund†	333	15
Vanguard FTSE All World ex-US Small-Cap ETF	159	15

		30

Total Exchange Traded Funds
(Cost $163)		175

TOTAL INVESTMENTS — 100.7%
(Cost $1,031)**		1,102

Other Assets & Liabilities – (0.7)%		(8)

TOTAL NET ASSETS — 100.0%		$1,094

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,030.

Gross unrealized appreciation (000)	$89
Gross unrealized depreciation (000)	(17)

Net unrealized appreciation (000)	$72

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Exchange Traded Funds	$175	$–	$–	$175
Mutual Funds	927	–	–	927

Total Assets - Investments in Securities	$1,102	$–	$–	$1,102

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Target 2050 Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 84.6%
Commodity Fund — 1.7%
PIMCO Commodity RealReturn Strategy Fund	3,430	$20

Domestic Equity Funds — 47.8%
PNC Large Cap Core Equity Fund,
Class I Shares†	36,152	459
PNC Small Cap Fund,
Class I Shares*†	5,257	98

		557

Fixed Income Funds — 7.2%
Eaton Vance Floating-Rate Fund	733	7
PNC Bond Fund,
Class I Shares†	6,105	62
PNC High Yield Bond Fund,
Class I Shares†	1,242	10
Vanguard Inflation-Protected Securities Fund	158	4

		83

International Equity Funds — 21.2%
PNC International Equity Fund,
Class I Shares†	10,796	188
Vanguard Emerging Markets Stock Index Fund	1,930	59

		247

Money Market Fund — 3.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	41,805	42

Real Estate Fund — 3.1%
Vanguard REIT Index Fund	1,488	36

Total Mutual Funds
(Cost $913)		985

	Number of Shares	Value (000)
EXCHANGE TRADED FUNDS — 16.2%
Commodity Fund — 3.5%
PowerShares DB Commodity Index Tracking Fund*	1,517	$40

Domestic Equity Funds — 9.8%
iShares Dow Jones Select Dividend Index Fund†	583	38
SPDR S&P Dividend ETF	564	38
WisdomTree LargeCap Dividend Fund	639	38

		114

International Equity Funds — 2.9%
iShares MSCI EAFE Small Cap Index Fund†	376	17
Vanguard FTSE All World ex-US Small-Cap ETF	182	17

		34

Total Exchange Traded Funds
(Cost $174)		188

TOTAL INVESTMENTS — 100.8%
(Cost $1,087)**		1,173

Other Assets & Liabilities – (0.8)%		(9)

TOTAL NET ASSETS — 100.0%		$1,164

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,086.

Gross unrealized appreciation (000)	$101
Gross unrealized depreciation (000)	(14)

Net unrealized appreciation (000)	$87

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Exchange Traded Funds	$188	$–	$–	$188
Mutual Funds	985	–	–	985

Total Assets - Investments in Securities	$1,173	$–	$–	$1,173

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 38.4%
Consumer Discretionary — 5.9%
Aaron’s*	5,270	$143
American Axle & Manufacturing Holdings*	8,800	169
Best Buy	3,880	140
CBS, Cl B	3,100	158
Comcast, Cl A	2,230	94
D.R. Horton	5,490	98
Dorman Products*	2,490	125
Foot Locker	4,480	144
Ford Motor	9,940	161
Gannett	3,570	86
Hanesbrands	2,730	162
Hibbett Sports*	830	43
Home Depot (The)	4,990	372
HSN	2,280	123
Johnson Controls	2,040	83
L Brands	2,010	115
Madison Square Garden (The), Cl A*	2,530	147
McDonald’s	1,310	124
NIKE, Cl B	2,000	126
Outerwall*#	1,200	74
Penn National Gaming*	1,290	68
Polaris Industries	1,490	163
PVH	1,480	190
Walt Disney (The)	1,520	92
Wolverine World Wide	1,310	74
Wyndham Worldwide	4,300	255

		3,529

Consumer Staples — 3.9%
Altria Group	9,670	328
Boston Beer (The), Cl A*	430	91
Coca-Cola (The)	8,470	323
Coca-Cola Enterprises	4,720	176
ConAgra Foods	2,710	92
CVS Caremark	2,100	122
Hershey (The)	1,980	182
J.M. Smucker (The)	880	93
Kimberly-Clark	630	59
PepsiCo	1,481	118
Procter & Gamble (The)	5,965	465
Safeway	4,860	126
TreeHouse Foods*	1,040	68
Walgreen	1,790	86

		2,329

Energy — 3.1%
Atwood Oceanics*	1,190	66
Chevron	3,119	376
ConocoPhillips	3,700	245
Enterprise Products Partners LP#	1,540	92
EOG Resources	740	116
Exxon Mobil	2,845	248
Halliburton	2,070	99
Helmerich & Payne	3,050	192
Marathon Petroleum	850	62
Occidental Petroleum	2,280	201
Oil States International*	750	67
World Fuel Services	2,430	93

		1,857

	Number of Shares	Value (000)

Financials — 8.3%
Allstate (The)	2,640	$127
American Express	1,680	121
AmTrust Financial Services#	5,746	205
Bank of the Ozarks	4,240	192
BB&T	5,790	197
Camden Property Trust REIT	1,860	115
Capital One Financial	4,000	258
Chubb (The)	2,134	177
Credit Acceptance*	1,060	114
Discover Financial Services	3,589	170
Eagle Bancorp*	2,368	60
Encore Capital Group*#	2,430	104
Fidelity National Financial, Cl A	4,740	112
Fifth Third Bancorp	6,710	123
First Cash Financial Services*	1,280	71
First Niagara Financial Group	11,780	119
Franklin Resources	1,780	82
Goldman Sachs Group (The)	520	79
Home BancShares	3,990	101
JPMorgan Chase	8,118	410
KeyCorp	8,620	101
M&T Bank#	1,150	130
MetLife	2,870	133
Portfolio Recovery Associates*	4,200	223
Prosperity Bancshares	1,170	70
RLI	1,560	122
State Street	1,260	84
U.S. Bancorp	5,080	184
Ventas REIT	2,480	154
ViewPoint Financial Group	4,920	98
Virtus Investment Partners*	920	160
Visa, Cl A	1,030	180
Wells Fargo	7,329	301
World Acceptance*#	890	76

		4,953

Healthcare — 4.3%
Baxter International	2,810	195
Becton Dickinson	1,490	145
Biogen Idec*	410	87
Bio-Reference Labs*#	2,560	74
Celgene*	1,600	224
Cooper (The)	1,200	157
Eli Lilly	2,640	136
Johnson & Johnson	2,857	247
Merck	6,081	287
MWI Veterinary Supply*	920	140
Neogen*	1,440	78
Omnicare	2,330	127
PAREXEL International*	2,920	136
Pfizer	11,061	312
ResMed#	2,280	108
St. Jude Medical	3,100	156

		2,609

Industrials — 5.0%
Actuant, Cl A	2,770	99
B/E Aerospace*	4,240	289
Boeing (The)	2,790	290
Colfax*	3,270	170
EnerSys	2,920	150
Equifax	1,620	96

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Esterline Technologies*	1,130	$86
General Dynamics	1,200	100
General Electric	19,100	442
Genesee & Wyoming, Cl A*	850	74
HEICO	1,450	91
Hertz Global Holdings*	5,320	128
Jacobs Engineering Group*	2,200	128
Regal-Beloit	980	62
Triumph Group	1,390	100
Union Pacific	1,420	218
United Parcel Service, Cl B	880	75
United Rentals*	2,540	139
United Technologies	2,440	244

		2,981

Information Technology — 5.7%
Apple	937	456
Avnet	3,450	133
CA	3,500	103
Cisco Systems	14,212	331
Corning	8,430	118
eBay*	4,310	216
EMC	4,580	118
Google, Cl A*	345	292
Intel	3,540	78
International Business Machines	980	179
Liquidity Services*#	2,160	64
Manhattan Associates*	770	67
Microsoft	7,072	236
Oracle	5,550	177
OSI Systems*	2,805	204
QUALCOMM	4,410	292
Tyler Technologies*	2,300	170
Western Digital	1,400	87
WEX*	1,360	109

		3,430

Materials — 1.0%
Balchem	1,420	68
CF Industries Holdings	420	80
E.I. du Pont de Nemours	2,400	136
International Paper	4,070	192
Rock Tenn, Cl A	1,240	138

		614

Telecommunication Services — 0.5%
AT&T	3,657	124
Verizon Communications	3,630	172

		296

Utilities — 0.7%
National Fuel Gas	2,390	156
NextEra Energy	1,128	90
OGE Energy	2,860	101
Wisconsin Energy	2,290	94

		441

Total Common Stocks
(Cost $18,557)		23,039

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 9.6%
Consumer Discretionary — 1.8%
ASOS PLC (United Kingdom)*	1,191	$88
Berkeley Group Holdings PLC (United Kingdom)	1,712	56
Bridgestone (Japan) (A)	1,100	36
Compass Group PLC (United Kingdom)	5,057	67
Dufry AG (Switzerland)*	300	40
Inditex SA (Spain)	197	26
LVMH Moet Hennessy Louis Vuitton SA (France)	265	46
Magna International (Canada)#	2,070	160
Michael Kors Holdings (Hong Kong)	2,399	178
Nokian Renkaat OYJ (Finland)	1,290	60
Rakuten (Japan) (A)	5,500	67
Thomas Cook Group PLC (United Kingdom)	4,162	9
Toyota Motor, ADR (Japan)	1,622	196
WPP PLC, ADR (United Kingdom)	385	36

		1,065

Consumer Staples — 0.9%
Anheuser-Busch InBev NV, ADR (Belgium)	957	89
Associated British Foods PLC (United Kingdom)	1,275	37
Diageo PLC, ADR (United Kingdom)	438	54
Hengan International Group (China)	4,467	49
Koninklijke Ahold NV (Netherlands)	3,133	50
Nestle SA (Switzerland)	2,328	152
Puregold Price Club (Philippines)	51,400	44
Reckitt Benckiser Group PLC (United Kingdom)	619	42

		517

Energy — 0.5%
Ensco PLC, Cl A (United Kingdom)	2,660	148
Modec (Japan) (A)	2,000	56
Petroleum Geo-Services ASA (Norway)	2,299	29
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	375	40
Tullow Oil PLC (United Kingdom)	3,046	48

		321

Financials — 0.8%
Deutsche Wohnen AG (Germany)	3,276	57
FirstService (Canada)	1,620	57
Hargreaves Lansdown PLC (United Kingdom)	3,098	48
IRF European Finance Investments (United Kingdom) (B) (C)	31,579	–
Mitsubishi Estate (Japan) (A)	4,000	103
Mitsubishi UFJ Financial Group, ADR (Japan)	8,548	50
Nomura Holdings (Japan) (A)	8,700	60
Swiss Re AG (Switzerland)	675	52
Vib Vermoegen AG (Germany)	2,321	31

		458

Healthcare — 1.7%
Abcam PLC (United Kingdom)	9,068	63
Bayer AG (Germany)	600	67
Coloplast A/S, Cl B (Denmark)	750	41
Elekta AB, Cl B (Sweden)	1,426	22
GlaxoSmithKline PLC, ADR (United Kingdom)	3,220	164
Jazz Pharmaceuticals PLC (Ireland)*	323	28
Novo Nordisk A/S, ADR (Denmark)	718	120
Roche Holding AG (Switzerland)	481	120
Sawai Pharmaceutical (Japan) (A)	300	39

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Healthcare — continued
Shire PLC, ADR (Ireland)	1,576	$174
Sonova Holding AG (Switzerland)	370	41
Teva Pharmaceutical Industries, ADR (Israel)	4,186	160

		1,039

Industrials — 1.0%
ABB, ADR (Switzerland)	3,308	71
Ashtead Group PLC (United Kingdom)	6,038	60
Copa Holdings SA, Cl A (Panama)	850	111
Eaton PLC (Ireland)	1,320	84
FANUC (Japan) (A)	304	46
Hexagon AB, Cl B (Sweden)	1,599	46
Nabtesco (Japan) (A)	2,100	45
Rational AG (Germany)	141	42
SMC (Japan) (A)	300	62
Weir Group (The) PLC (United Kingdom)	1,547	52

		619

Information Technology — 1.8%
AAC Technologies Holdings (China)	11,400	52
Anritsu (Japan) (A)	3,000	36
ARM Holdings PLC, ADR (United Kingdom)	2,248	91
AVG Technologies NV (Netherlands)*	1,075	23
Axis Communications AB (Sweden)#	2,297	63
Blinkx PLC (United Kingdom)*	14,666	33
Dassault Systemes SA (France)	380	48
Ingenico (France)	668	47
Internet Initiative Japan (Japan) (A)	1,100	32
NQ Mobile, ADR (China)*#	3,873	66
Open Text (Canada)	1,140	78
Opera Software ASA (Norway)	4,436	41
Qihoo 360 Technology, ADR (China)*#	2,133	166
SAP AG, ADR (Germany)#	1,001	74
Tencent Holdings (China)	2,787	130
Wirecard AG (Germany)	2,515	79

		1,059

Materials — 0.6%
Dangote Cement PLC (Nigeria)	23,559	28
First Quantum Minerals (Canada)	1,700	28
Lyondellbasell Industries NV, Cl A (Netherlands)	3,250	228
Randgold Resources, ADR (Jersey)	476	37
Syngenta AG, ADR (Switzerland)	908	71

		392

Telecommunication Services — 0.4%
Rogers Communications, Cl B (Canada)	2,790	111
Softbank (Japan) (A)	1,200	75
Telenor ASA (Norway)	2,948	61

		247

Utilities — 0.1%
Red Electrica SA (Spain)	864	45

Total Foreign Common Stocks
(Cost $4,728)		5,762

EXCHANGE TRADED FUNDS — 12.6%
iShares MSCI EAFE Value Index†#	81,658	4,106
iShares MSCI Emerging Markets Index Fund†	57,011	2,168

	Number of Shares	Value (000)

iShares STOXX Europe 600 Banks DE†	3,396	$79
SPDR S&P 500 ETF Trust	7,435	1,217

Total Exchange Traded Funds
(Cost $8,564)		7,570

	Par (000)
ASSET BACKED SECURITIES — 0.4%
Automotive — 0.2%
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	$110	109

Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	105	105

Total Asset Backed Securities
(Cost $215)		214

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.8%
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
4.940%, 12/15/40 (D)	458	487

Total Commercial Mortgage-Backed Security
(Cost $454)		487

CORPORATE BONDS — 13.5%
Aerospace — 0.1%
Spirit Aerosystems
6.750%, 12/15/20	50	52

Automotive — 0.1%
BorgWarner
4.625%, 09/15/20	40	42

Cable — 1.1%
AMC Networks
7.750%, 07/15/21	40	44
Belo
8.000%, 11/15/16	50	53
7.750%, 06/01/27	50	53
Comcast
4.250%, 01/15/33	75	71
DIRECTV Holdings LLC
4.600%, 02/15/21	105	105
DISH DBS
7.750%, 05/31/15	50	54
Historic TW
6.625%, 05/15/29	65	74
News America
8.450%, 08/01/34	25	32
6.650%, 11/15/37	45	52
Time Warner Entertainment LP
8.375%, 03/15/23	45	52
Viacom
3.250%, 03/15/23	95	87

		677

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
Consumer Discretionary — 0.1%
Hasbro
6.300%, 09/15/17	$50	$56

Consumer Services — 0.8%
Avon Products
5.000%, 03/15/23	50	50
Block Financial LLC
5.500%, 11/01/22	65	65
Cedar Fair LP
5.250%, 03/15/21 144A	25	24
H&E Equipment Services
7.000%, 09/01/22	25	26
Live Nation Entertainment
8.125%, 05/15/18 144A	30	33
7.000%, 09/01/20 144A	50	52
LKQ
4.750%, 05/15/23 144A	25	23
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	50	52
Royal Caribbean Cruises
11.875%, 07/15/15	27	32
7.500%, 10/15/27	26	28
Sotheby’s
5.250%, 10/01/22 144A	25	23
Wynn Las Vegas LLC
5.375%, 03/15/22#	55	54

		462

Energy — 1.9%
Boardwalk Pipelines LP
3.375%, 02/01/23	75	68
Chesapeake Energy
6.500%, 08/15/17	45	49
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	50	54
Denbury Resources
8.250%, 02/15/20	50	55
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	40	46
EQT
8.125%, 06/01/19	60	72
Hess
5.600%, 02/15/41	45	46
Kerr-McGee
7.875%, 09/15/31	60	76
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	85	100
Nexen
5.875%, 03/10/35	45	46
ONEOK Partners LP
6.125%, 02/01/41	15	15
Peabody Energy
7.875%, 11/01/26	50	50
Petrobras Global Finance BV
2.000%, 05/20/16	20	20
Petrobras International Finance
3.875%, 01/27/16	70	72
Petroleos Mexicanos
3.500%, 07/18/18 144A	35	35
6.000%, 03/05/20	10	11
Rowan
4.875%, 06/01/22	75	77

	Par (000)	Value (000)

Samson Investment
10.250%, 02/15/20 144A	$25	$26
Tesoro
5.375%, 10/01/22	55	52
Transocean
6.375%, 12/15/21	40	44
Weatherford International
5.125%, 09/15/20	75	78
Williams Partners LP
4.125%, 11/15/20	45	45

		1,137

Financials — 2.7%
Bank of America
5.625%, 07/01/20	125	137
Bank of New York Mellon
3.550%, 09/23/21	65	66
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	100	101
Capital One Financial
3.500%, 06/15/23 144A	88	82
Citigroup
4.875%, 05/07/15	125	132
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	70	74
Credit Suisse
5.400%, 01/14/20	50	54
General Electric Capital
5.300%, 02/11/21	45	49
General Electric Capital (MTN)
5.500%, 01/08/20	55	62
HSBC Holdings PLC
5.100%, 04/05/21	75	82
International Lease Finance
6.500%, 09/01/14 144A	50	52
JPMorgan Chase
6.125%, 06/27/17	125	141
3.375%, 05/01/23	25	23
Mellon Funding
5.500%, 11/15/18	25	28
Merrill Lynch (MTN)
6.875%, 04/25/18	45	52
Morgan Stanley
5.450%, 01/09/17	125	136
4.875%, 11/01/22	65	64
Royal Bank of Canada
1.200%, 09/19/18	105	102
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	100	101
Wachovia Capital Trust III
5.570%, 03/29/49 (D)	60	57

		1,595

Food, Beverage & Tobacco — 0.3%
Constellation Brands
8.375%, 12/15/14	50	54
HJ Heinz Finance
6.750%, 03/15/32	40	41
TreeHouse Foods
7.750%, 03/01/18	65	69

		164

See Notes to Schedules of Investments.

	Par (000)	Value (000)
Healthcare — 0.6%
DaVita HealthCare Partners
5.750%, 08/15/22	$50	$49
Endo Health Solutions
7.000%, 07/15/19	40	41
GlaxoSmithKline Capital PLC
2.850%, 05/08/22	45	43
HCA
8.500%, 04/15/19	50	54
Johnson & Johnson
5.950%, 08/15/37	50	61
Life Technologies
5.000%, 01/15/21	40	42
Mylan
7.875%, 07/15/20 144A	50	57
Select Medical
6.375%, 06/01/21 144A	25	24

		371

Industrials — 1.1%
Amphenol
4.000%, 02/01/22	50	49
Avnet
4.875%, 12/01/22	55	54
Ball
4.000%, 11/15/23	50	45
Bombardier
7.750%, 03/15/20 144A	40	45
CRH America
4.125%, 01/15/16	75	79
Erickson Air-Crane
8.250%, 05/01/20 144A	24	24
General Electric
4.125%, 10/09/42	50	45
Huntington Ingalls Industries
6.875%, 03/15/18	50	54
Interface
7.625%, 12/01/18	50	54
Masco
7.125%, 03/15/20	45	50
Owens-Illinois
7.800%, 05/15/18	50	57
Pulte Group
7.875%, 06/15/32	10	10
6.375%, 05/15/33	60	54
USG
7.875%, 03/30/20 144A	25	27
Valmont Industries
6.625%, 04/20/20	40	45

		692

Insurance — 0.6%
Allstate
5.750%, 08/15/53 (D)	45	44
Aon
3.500%, 09/30/15	65	68
Berkshire Hathaway Finance
4.250%, 01/15/21	45	48
MetLife
6.400%, 12/15/66	65	65
Prudential Financial (MTN)
4.500%, 11/15/20	55	59

	Par (000)	Value (000)

Reinsurance Group of America
6.450%, 11/15/19	$65	$75

		359

Materials — 0.8%
Allegheny Technologies
5.875%, 08/15/23	50	48
ArcelorMittal
6.750%, 02/25/22	50	51
7.500%, 10/15/39	30	28
Barrick Gold
4.100%, 05/01/23 144A	50	44
Carpenter Technology
4.450%, 03/01/23	65	63
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	65	58
International Paper
7.500%, 08/15/21	70	86
Newmont Mining
3.500%, 03/15/22	55	48
Reliance Steel & Aluminum
4.500%, 04/15/23	45	43

		469

Real Estate Investment Trusts — 0.7%
Digital Realty Trust LP
5.875%, 02/01/20	75	81
Felcor Lodging LP
5.625%, 03/01/23	25	23
Health Care REIT
5.250%, 01/15/22	55	58
ProLogis LP
6.625%, 12/01/19	75	88
6.875%, 03/15/20	10	12
4.250%, 08/15/23	35	34
Realty Income
5.750%, 01/15/21	50	55
4.650%, 08/01/23	50	50

		401

Retail — 0.7%
Advance Auto Parts
5.750%, 05/01/20	50	52
Darden Restaurants
3.350%, 11/01/22	70	64
Kroger
6.400%, 08/15/17	55	63
L Brands
8.500%, 06/15/19	50	59
Safeway
4.750%, 12/01/21#	105	106
Wal-Mart Stores
5.250%, 09/01/35	30	32
5.625%, 04/01/40	50	57

		433

Technology — 0.6%
Apple
2.400%, 05/03/23	80	72
Hewlett-Packard
4.375%, 09/15/21	105	101

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
Technology — continued
KLA-Tencor
6.900%, 05/01/18	$50	$58
ManTech International
7.250%, 04/15/18	50	53
VeriSign
4.625%, 05/01/23 144A	30	28
Xerox
6.400%, 03/15/16	50	55

		367

Telecommunications — 0.4%
AT&T
6.300%, 01/15/38	65	72
GTE
6.940%, 04/15/28	85	100
SBA Telecommunications
5.750%, 07/15/20	25	25
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	50	52

		249

Transportation — 0.2%
Florida East Coast Railway
8.125%, 02/01/17	40	42
Penske Truck Leasing LP
3.750%, 05/11/17 144A	40	41
PHI
8.625%, 10/15/18	65	69

		152

Utilities — 0.7%
Calpine
7.875%, 01/15/23 144A	45	48
Duke Energy
3.550%, 09/15/21	35	35
Duke Energy Carolinas LLC
4.000%, 09/30/42	50	45
Exelon Generation LLC
4.000%, 10/01/20	95	94
MidAmerican Energy Holdings
6.125%, 04/01/36	55	62
PPL Capital Funding
3.500%, 12/01/22	50	48
Puget Energy
6.000%, 09/01/21	50	55
Toledo Edison
7.250%, 05/01/20	17	21

		408

Total Corporate Bonds (Cost $8,040)		8,086

MUNICIPAL BOND — 0.1%
Texas — 0.1%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	40	44

Total Municipal Bond (Cost $49)		44

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 6.5%
Federal Home Loan Mortgage Corporation — 0.3%
3.500%, 06/01/42	$156	$155

Federal National Mortgage Association — 5.4%
5.500%, 07/01/33	6	7
5.500%, 05/01/35	42	46
5.000%, 08/01/40	259	283
4.500%, 06/01/40	289	307
4.500%, 10/01/40	80	85
4.500%, 01/01/41	177	187
4.000%, 03/01/26	52	54
4.000%, 12/01/40	138	143
4.000%, 01/01/41	187	193
4.000%, 02/01/41	165	170
4.000%, 02/01/42	162	167
4.000%, 07/01/42	218	225
3.500%, 01/01/26	137	143
3.500%, 03/01/41	154	154
3.500%, 06/01/42	190	190
3.500%, 10/01/42	205	205
3.500%, 11/01/42	185	184
3.500%, 02/01/43	147	147
3.000%, 06/01/27	183	187
3.000%, 11/01/42	197	189

		3,266

Government National Mortgage Association — 0.8%
6.500%, 09/15/28	4	5
4.500%, 08/15/39	144	153
4.000%, 09/15/41	143	149
3.500%, 07/15/42	76	76
3.500%, 12/20/42	93	94

		477

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $3,934)		3,898

U.S. TREASURY OBLIGATIONS — 13.6%
U.S. Treasury Bonds — 1.8%
4.500%, 02/15/36	515	592
3.750%, 08/15/41	495	501

		1,093

U.S. Treasury Notes — 11.8%
3.000%, 09/30/16	600	640
2.625%, 11/15/20	55	56
2.250%, 01/31/15	1,355	1,393
2.125%, 08/15/21	30	29
2.000%, 02/15/22	40	38
1.625%, 08/15/22	260	238
1.500%, 08/31/18	1,440	1,431
1.250%, 10/31/15	55	56
0.375%, 01/15/16	975	971
0.250%, 01/31/15	2,190	2,190

		7,042

Total U.S. Treasury Obligations (Cost $8,312)		8,135

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
MONEY MARKET FUND — 4.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (E)	2,603,956	$2,604

Total Money Market Fund (Cost $2,604)		2,604

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.8% (Cost $55,457)		59,839

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.5%

Money Market Fund — 3.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	2,097,299	2,097

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $2,097)		2,097

TOTAL INVESTMENTS — 103.3% (Cost $57,554)**		61,936

Other Assets & Liabilities – (3.3)%		(1,985)

TOTAL NET ASSETS — 100.0%		$59,951

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $59,042.

Gross unrealized appreciation (000)	$4,978
Gross unrealized depreciation (000)	(2,084)

Net unrealized appreciation (000)	$2,894

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 2,026 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of August 31, 2013.
(D)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2013.
(E)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $841 (000) and represents 1.4% of net assets as of August 31, 2013.

Forward Currency Contract:

Settlement	Type	Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation/ Depreciation (000)
11/14	Sell	JPY 45,000	$464	$461	$ 3
11/14	Sell	JPY 14,700	150	151	(1)

JPY — Japanese Yen			$614	$612	$ 2

  Assets in the amount of $664,513 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Nikkei 225®	1	$136	09/13/13	$(2)

Cash in the amount of $7,010 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $150,093 have been segregated by the Fund.

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Securities	$–	$214	$–	$214
Commercial Mortgage-Backed Security	–	487	–	487
Common Stocks	23,039	–	–	23,039
Corporate Bonds	–	8,086	–	8,086
Exchange Traded Funds	7,570	–	–	7,570
Foreign Common Stocks	3,009	2,753	–	5,762
Money Market Fund	2,604	–	–	2,604
Municipal Bond	–	44	–	44
Short Term Investment Purchased with Collateral From Securities Loaned	2,097	–	–	2,097
U.S. Government Agency Mortgage-Backed Obligations	–	3,898	–	3,898
U.S. Treasury Obligations	–	8,135	–	8,135

Total Assets - Investments in Securities	$38,319	$23,617	$–	$61,936

Other Financial Instruments
Forward Currency Contract	$–	$2	$–	$2
Futures Contracts	(2)	–	–	(2)

Total Assets - Other Financial Instruments	$(2)	$2	$–	$–

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 93.6%
Consumer Discretionary — 18.2%
ASOS PLC (United Kingdom)*	41,506	$3,054
Barratt Developments PLC (United Kingdom)*	1,166,446	5,491
Bellway PLC (United Kingdom)	285,827	5,944
Berkeley Group Holdings PLC (United Kingdom)	58,166	1,911
Bridgestone (Japan) (A)	63,402	2,069
Christian Dior SA (France)	25,000	4,284
Compass Group PLC (United Kingdom)	183,573	2,436
Dufry AG (Switzerland)*	10,700	1,420
Duni AB (Sweden)	305,700	3,033
Fast Retailing (Japan)	1,598	514
Inditex SA (Spain)	6,941	918
IPSOS (France)	41,516	1,594
Kingfisher PLC (United Kingdom)	90,716	541
Lottomatica Group SpA (Italy)	140,329	3,943
Luxottica Group SpA (Italy)	18,441	961
LVMH Moet Hennessy Louis Vuitton SA (France)	12,306	2,156
Mazda Motor (Japan)	88,000	350
Michael Kors Holdings (Hong Kong)	23,471	1,739
Nokian Renkaat OYJ (Finland)	37,302	1,741
Persimmon PLC (United Kingdom)	347,786	5,928
Rakuten (Japan) (A)	274,394	3,362
Swatch Group AG (The) (Switzerland)	927	533
Taylor Wimpey PLC (United Kingdom)	3,969,265	6,120
Thomas Cook Group PLC (United Kingdom)	145,838	319
Toyota Motor (Japan)	38,900	2,340
Toyota Motor, ADR (Japan)	56,022	6,767
WPP PLC (United Kingdom)*	43,360	803
WPP PLC, ADR (United Kingdom)	13,447	1,247

		71,518

Consumer Staples — 9.4%
Anheuser-Busch InBev NV (Belgium)	7,483	698
Anheuser-Busch InBev NV, ADR (Belgium)	31,254	2,917
Asahi Group Holdings (Japan)	153,600	3,800
Associated British Foods PLC (United Kingdom)	46,500	1,330
Diageo PLC (United Kingdom)	48,348	1,482
Diageo PLC, ADR (United Kingdom)	14,726	1,807
Greencore Group PLC (Ireland)	3,297,541	7,576
Hengan International Group (China)	151,188	1,652
Koninklijke Ahold NV (Netherlands)	87,062	1,387
Meiji Holdings (Japan)	69,334	3,577
Nestle SA (Switzerland)	89,923	5,885
Puregold Price Club (Philippines)	1,450,200	1,253
Reckitt Benckiser Group PLC (United Kingdom)	21,365	1,452
Svenska Cellulosa AB, Cl B (Sweden)	26,608	650
Unicharm (Japan)	28,800	1,489

		36,955

Energy — 4.5%
Cameco (Canada)	12,358	235
Cenovus Energy (Canada)	10,374	297
Etablissements Maurel et Prom (France)	123,900	2,042
Modec (Japan) (A)	68,800	1,946
Petroleum Geo-Services ASA (Norway)	83,867	1,073
Royal Dutch Shell PLC, Cl A (Netherlands)	34,892	1,129
Sasol (South Africa)	74,150	3,472
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	13,560	1,433
Subsea 7 SA (United Kingdom)	54,558	1,118
Technip SA (France)	7,181	835
Thai Oil PCL (Thailand)	1,059,850	1,794

	Number of Shares	Value (000)
Total SA (France)	15,261	$845
Tullow Oil PLC (United Kingdom)	79,152	1,236

		17,455

Financials — 13.8%
AIA Group (Hong Kong)	393,003	1,720
AXA SA (France)	39,186	854
Bangkok Bank PCL (Thailand)	10,915	60
Bank of Yokohama (Japan)	36,993	194
Barclays PLC (United Kingdom)	285,343	1,250
BNP Paribas SA (France)	26,393	1,655
Deutsche Bank AG (Germany)	16,683	724
Deutsche Wohnen AG (Germany)	107,705	1,887
DNB ASA (Norway)	270,244	4,189
Hannover Rueckversicherung AG (Germany)	46,300	3,232
Hargreaves Lansdown PLC (United Kingdom)	107,909	1,671
HSBC Holdings PLC (United Kingdom)	168,768	1,767
ICICI Bank, ADR (India)	12,137	316
ING Groep NV (Netherlands)*	102,380	1,115
Intesa Sanpaolo SpA (Italy)	199,501	391
Investor AB, Cl B (Sweden)	108,845	3,137
IRF European Finance Investments (United Kingdom) (B) (C)	284,500	–
Mitsubishi Estate (Japan) (A)	192,000	4,960
Mitsubishi UFJ Financial Group (Japan)	220,100	1,283
Mitsubishi UFJ Financial Group, ADR (Japan)	287,809	1,678
Mitsui Fudosan (Japan)	36,321	1,137
Muenchener Rueckversicherungs AG (Germany)	20,700	3,772
Nomura Holdings (Japan) (A)	303,300	2,091
Prudential PLC (United Kingdom)	59,727	999
Standard Chartered PLC (United Kingdom)	180,755	4,039
Sumitomo Mitsui Financial Group (Japan)	18,000	791
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	5,156
Swiss Re AG (Switzerland)	22,000	1,686
Tokio Marine Holdings (Japan)	45,500	1,392
Vib Vermoegen AG (Germany)	78,412	1,065

		54,211

Healthcare — 9.0%
Abcam PLC (United Kingdom)	238,834	1,666
Astellas Pharma (Japan)	16,700	850
Bayer AG (Germany)	30,482	3,388
Cie Generale d’Optique Essilor International SA (France)	7,290	787
Coloplast A/S, Cl B (Denmark)	29,750	1,614
CSL (Australia)	12,541	759
Elekta AB, Cl B (Sweden)#	48,856	768
Fresenius SE & Co KGaA (Germany)	5,838	703
GlaxoSmithKline PLC (United Kingdom)	58,326	1,487
Jazz Pharmaceuticals PLC (Ireland)*	11,095	973
Novartis AG (Switzerland)	48,066	3,502
Novo Nordisk A/S, ADR (Denmark)	22,717	3,792
Roche Holding AG (Switzerland)	23,212	5,786
Sanofi (France)	5,566	533
Sawai Pharmaceutical (Japan) (A)	13,100	1,705
Shire PLC, ADR (Ireland)	10,739	1,184
Sonova Holding AG (Switzerland)	12,000	1,327
Teva Pharmaceutical Industries, ADR (Israel)	106,838	4,083
Transgene SA (France)*	48,205	637

		35,544

See Notes to Schedules of Investments.

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Industrials — 9.8%
ABB (Switzerland)	11,536	$247
ABB, ADR (Switzerland)	81,771	1,751
Aggreko PLC (United Kingdom)	14,429	364
Alfa Laval AB (Sweden)	8,304	179
Ashtead Group PLC (United Kingdom)	205,162	2,045
Assa Abloy AB, Cl B (Sweden)	20,475	871
BBA Aviation PLC (United Kingdom)	290,796	1,388
Brambles (Australia)	30,970	241
Capita PLC (United Kingdom)	45,751	676
Caverion (Finland)*	132,938	864
European Aeronautic Defence and Space NV (Netherlands)	6,862	395
Experian PLC (Ireland)	26,997	473
FANUC (Japan) (A)	15,035	2,282
Hexagon AB, Cl B (Sweden)	76,221	2,187
International Consolidated Airlines Group (United Kingdom)*	120,716	536
JGC (Japan)	14,995	511
Kone OYJ, Cl B (Finland)	56,900	4,645
Konecranes OYJ (Finland)	86,782	2,701
Kubota (Japan)	55,000	743
Larsen & Toubro, GDR (India)	11,949	131
Loomis AB, Cl B (Sweden)	55,700	1,198
Mitsubishi Heavy Industries (Japan)	120,000	655
Nabtesco (Japan) (A)	71,400	1,524
Rational AG (Germany)	5,218	1,551
Safran SA (France)	36,139	2,006
Schneider Electric SA (France)	9,840	753
SMC (Japan) (A)	8,300	1,729
Trevi Finanziaria Industriale SpA (Italy)	205,805	1,679
Vallourec SA (France)	12,054	723
Weir Group (The) PLC (United Kingdom)	52,726	1,779
YIT OYJ (Finland)	132,938	1,825

		38,652

Information Technology — 13.6%
AAC Technologies Holdings (China)	392,456	1,786
Anritsu (Japan) (A)	98,000	1,189
ARM Holdings PLC, ADR (United Kingdom)	77,383	3,136
AVG Technologies NV (Netherlands)*#	37,500	813
Axis Communications AB (Sweden)#	74,866	2,041
Baidu, ADR (China)*	7,808	1,058
Blinkx PLC (United Kingdom)*	510,662	1,158
Cap Gemini SA (France)	5,444	298
Dassault Systemes SA (France)	13,045	1,667
Infosys, ADR (India)#	71,690	3,324
Ingenico (France)	23,068	1,610
Internet Initiative Japan (Japan) (A)	38,600	1,110
Murata Manufacturing (Japan)	10,499	716
NQ Mobile, ADR (China)*	138,537	2,347
Opera Software ASA (Norway)	155,550	1,447
Qihoo 360 Technology, ADR (China)*#	74,419	5,800
Samsung Electronics (South Korea)	4,567	5,599
SAP AG (Germany)	18,916	1,397
SAP AG, ADR (Germany)#	34,346	2,535
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	82,616	1,368
Telefonaktiebolaget LM Ericsson, Cl B (Sweden)	124,619	1,466

	Number of Shares	Value (000)

Tencent Holdings (China)	95,316	$4,452
Wincor Nixdorf AG (Germany)	67,358	4,226
Wirecard AG (Germany)	92,451	2,891

		53,434

Materials — 10.0%
BASF SE (Germany)	37,800	3,306
BHP Billiton PLC (United Kingdom)	33,699	980
BHP Billiton PLC, ADR (United Kingdom)#	36,700	2,132
CRH PLC (Ireland)	104,818	2,219
Dangote Cement PLC (Nigeria)	814,600	946
First Quantum Minerals (Canada)	60,000	996
HeidelbergCement AG (Germany)	14,900	1,033
Imerys SA (France)	51,252	3,338
Linde AG (Germany)	8,845	1,700
Methanex (Canada)#	108,200	5,028
Randgold Resources, ADR (Jersey)	16,069	1,254
Rexam PLC (United Kingdom)*	407,245	3,080
Rio Tinto PLC (United Kingdom)	11,038	498
Showa Denko KK (Japan)	1,579,000	1,982
Solvay SA (Belgium)	18,950	2,641
Symrise AG (Germany)	105,130	4,600
Syngenta AG (Switzerland)	2,395	938
Syngenta AG, ADR (Switzerland)	33,669	2,639

		39,310

Telecommunication Services — 4.2%
Deutsche Telekom AG (Germany)	197,200	2,525
Freenet AG (Germany)	126,219	2,979
KDDI (Japan)	83,800	3,984
Softbank (Japan) (A)	67,100	4,186
Telenor ASA (Norway)	81,800	1,697
Vodafone Group PLC (United Kingdom)	396,747	1,278

		16,649

Utilities — 1.1%
Guangdong Investment (Hong Kong)	2,784,000	2,302
National Grid PLC (United Kingdom)	59,657	686
Red Electrica SA (Spain)	28,120	1,459

		4,447

Total Foreign Common Stocks (Cost $308,429)		368,175

PREFERRED STOCK — 0.3%
Consumer Discretionary — 0.3%
Volkswagen AG (Germany)	5,983	1,361

Total Preferred Stock (Cost $1,126)		1,361

EXCHANGE TRADED FUNDS — 0.9%
iShares MSCI EAFE Index Fund†	11,735	694
iShares STOXX Europe 600 Banks DE†	117,163	2,732

Total Exchange Traded Funds (Cost $3,457)		3,426

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
MONEY MARKET FUND — 4.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (D)	17,966,592	$17,967

Total Money Market Fund (Cost $17,967)		17,967

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.4% (Cost $330,979)		390,929

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.8%

Money Market Fund — 4.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	19,063,134	19,063

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $19,063)		19,063

TOTAL INVESTMENTS — 104.2%
(Cost $350,042)**		409,992

Other Assets & Liabilities – (4.2)%		(16,658)

TOTAL NET ASSETS — 100.0%		$393,334

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $379,238.

Gross unrealized appreciation (000)	$46,968
Gross unrealized depreciation (000)	(16,214)

Net unrealized appreciation (000)	$30,754

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 15,206 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of August 31, 2013.
(D)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Forward Currency Contract:

Settlement Month	Type	Contracts to Deliver (000)		In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation/ Depreciation (000)
11/14	Sell	JPY	1,510,000	$15,588	$15,472	$116
11/14	Sell	JPY	588,000	5,985	6,024	(39)

JPY —Japanese Yen				$21,573	$21,496	$ 77

Assets in the amount of $22,928,334 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
DAX Index Future	6	$1,653	09/20/13	$(22)
Nikkei 225®	57	7,766	09/20/13	(74)

		$9,419		$(96)

Cash in the amount of $521,430 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $10,363,706 have been segregated by the Fund.

See Notes to Schedules of Investments.

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Exchange Traded Funds	$3,426	$–	$–	$3,426
Foreign Common Stocks	78,988	289,187	–	368,175
Money Market Fund	17,967	–	–	17,967
Preferred Stock	–	1,361	–	1,361
Short Term Investment Purchased with Collateral From Securities Loaned	19,063	–	–	19,063

Total Assets - Investments in Securities	$119,444	$290,548	$–	$409,992

Other Financial Instruments
Forward Currency Contracts	$–	$77	$–	$77
Futures Contracts	(96)	–	–	(96)

Total Assets - Other Financial Instruments	$(96)	$77	$–	$(19)

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

At August 31, 2013, country diversification of the Fund was as follows:

Country Diversification	%of Net Assets	Value (000)
Foreign Stocks
United Kingdom	19.0%	$74,894
Japan	16.0	62,905
Germany	11.1	43,515
France	6.8	26,616
Switzerland	6.5	25,713
Sweden	5.2	20,685
China	4.3	17,094
Ireland	3.2	12,424
Finland	3.0	11,775
Norway	2.1	8,407
Italy	1.8	6,973
Canada	1.7	6,557
Belgium	1.6	6,256
Hong Kong	1.5	5,761
South Korea	1.4	5,599
Denmark	1.4	5,407
Netherlands	1.2	4,782
Israel	1.0	4,083
India	1.0	3,771
South Africa	0.9	3,472
Spain	0.6	2,377
Thailand	0.5	1,855
Austria	0.4	1,433
Taiwan	0.3	1,368
Jersey	0.3	1,254
Phillippines	0.3	1,253
Australia	0.3	1,000
Nigeria	0.2	946

Total Foreign Stocks	93.6	368,175
Preferred Stock	0.3	1,361
Exchange Traded Fund	0.9	3,426
Affiliated Money Market Fund	4.6	17,967

Total Investments Before Collateral for Loaned Securities	99.4	390,929
Short Term Investments Held as Collateral for Loaned Securities	4.8	19,063

Total Investments	104.2	409,992
Other Assets and Liabilities	(4.2)	(16,658)

Net Assets	100.0%	$393,334

See Notes to Schedules of Investments.

PNC Large Cap Core Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.8%
Consumer Discretionary — 13.1%
CBS, Cl B	6,000	$307
Comcast, Cl A	12,520	527
D.R. Horton	10,660	190
Ford Motor	28,220	457
Home Depot (The)	6,620	493
NIKE, Cl B	4,650	292
Polaris Industries	2,880	315
PVH	2,690	346
Walt Disney (The)	4,840	295
Wyndham Worldwide	5,040	299

		3,521

Consumer Staples — 10.7%
Altria Group	10,760	365
Coca-Cola (The)	12,310	470
ConAgra Foods	11,040	373
CVS Caremark	7,020	408
Hershey (The)	5,310	488
Procter & Gamble (The)	9,824	765

		2,869

Energy — 9.0%
Chevron	4,540	547
ConocoPhillips	5,210	345
Ensco PLC, CI A (United Kingdom)	4,260	237
EOG Resources	2,150	338
Exxon Mobil	3,697	322
Halliburton	6,770	325
Helmerich & Payne	4,650	293

		2,407

Financials — 18.2%
American Express	4,803	346
Chubb (The)	4,751	395
Citigroup	9,420	455
Discover Financial Services	6,200	293
Fifth Third Bancorp	20,020	366
Franklin Resources	6,970	322
Goldman Sachs Group (The)	2,210	336
Invesco (Bermuda)	9,690	294
JPMorgan Chase	12,920	653
Regions Financial	26,950	253
State Street	4,260	284
Visa, Cl A	1,470	257
Wells Fargo	15,212	625

		4,879

Healthcare — 13.4%
Aetna	7,490	475
Allergan	3,090	273
Baxter International	4,620	321
Becton Dickinson	2,890	281
Celgene*	1,900	266
Cooper (The)	2,690	351
Jazz Pharmaceuticals PLC (Ireland)*	3,010	264
Johnson & Johnson	6,769	585
ResMed#	6,980	330
Shire PLC, ADR (Ireland)	4,071	449

		3,595

	Number of Shares	Value (000)

Industrials — 11.7%
B/E Aerospace*	4,420	$301
Boeing (The)	3,420	355
Delta Air Lines	15,450	305
General Electric	30,124	697
Hertz Global Holdings*	11,440	275
Jacobs Engineering Group*	5,380	314
Union Pacific	3,235	497
United Technologies	3,860	386

		3,130

Information Technology — 15.0%
Apple	1,134	552
Avnet	10,850	418
Cisco Systems	19,620	457
eBay*	6,200	310
EMC	10,913	281
Google, Cl A*	519	440
International Business Machines	1,806	329
Microsoft	7,200	241
Oracle	8,223	262
QUALCOMM	7,220	479
Yahoo!*	9,470	257

		4,026

Materials — 3.1%
CF Industries Holdings	1,090	208
International Paper	5,580	263
Rock Tenn, Cl A	3,280	364

		835

Telecommunication Services — 1.9%
Verizon Communications	10,990	521

Utilities — 1.7%
Wisconsin Energy	11,380	467

Total Common Stocks (Cost $23,744)		26,250

EXCHANGE TRADED FUND — 0.9%
SPDR S&P 500 ETF Trust	1,460	239

Total Exchange Traded Fund (Cost $242)		239

MONEY MARKET FUND — 1.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	276,275	276

Total Money Market Fund (Cost $276)		276

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned –99.7% (Cost $24,262)		26,765

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
SHORT TERM INVESTMENT PURCHASED WITH COLLAT- ERAL FROM SECURITIES LOANED — 1.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	338,397	$338

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $338)		338

TOTAL INVESTMENTS — 101.0%
(Cost $24,600)**		27,103

Other Assets & Liabilities – (1.0)%		(264)

TOTAL NET ASSETS — 100.0%		$26,839

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 25,317.

Gross unrealized appreciation (000)	$ 2,241
Gross unrealized depreciation (000)	(455)

Net unrealized appreciation (000)	$1,786

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 325 (000).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$26,250	$–	$–	$26,250
Exchange Traded Fund	239	–	–	239
Money Market Fund	276	–	–	276
Short Term Investment Purchased with Collateral From Securities Loaned	338	–	–	338

Total Assets - Investments in Securities	$27,103	$–	$–	$27,103

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.2%
Consumer Discretionary — 20.7%
Best Buy	26,070	$939
CBS, Cl B	20,810	1,062
Comcast, Cl A	14,890	627
D.R. Horton	36,830	657
Foot Locker	30,880	994
Hanesbrands	18,390	1,094
Home Depot (The)	23,940	1,783
Magna International (Canada)#	13,930	1,075
Michael Kors Holdings (Hong Kong)	11,590	859
NIKE, Cl B	13,450	845
Polaris Industries	9,870	1,078
PVH	9,830	1,266
Walt Disney (The)	10,140	617
Wyndham Worldwide	14,620	868

		13,764

Consumer Staples — 13.3%
Altria Group	64,880	2,198
Coca-Cola (The)	45,592	1,741
Coca-Cola Enterprises	31,510	1,178
CVS Caremark	14,090	818
Hershey (The)	13,220	1,216
J.M. Smucker (The)	5,940	630
Procter & Gamble (The)	13,520	1,053

		8,834

Energy — 3.1%
EOG Resources	4,970	781
Halliburton	13,920	668
Helmerich & Payne	10,200	643

		2,092

Financials — 8.0%
Allstate (The)	17,690	849
American Express	11,080	797
Camden Property Trust REIT	12,470	770
Capital One Financial	9,920	640
Franklin Resources	11,960	552
Goldman Sachs Group (The)	3,540	539
Visa, Cl A	6,775	1,182

		5,329

Healthcare — 13.6%
Baxter International	9,830	684
Becton Dickinson	10,010	975
Biogen Idec*	2,710	577
Celgene*	10,599	1,483
Cooper (The)	8,060	1,053
Johnson & Johnson	7,820	676
Omnicare	16,070	874
ResMed#	15,330	724
Shire PLC, ADR (Ireland)	8,430	929
St. Jude Medical	20,790	1,048

		9,023

Industrials — 12.8%
B/E Aerospace*	12,700	866
Boeing (The)	12,330	1,281
Copa Holdings SA, Cl A (Panama)	5,730	749
Equifax	10,850	641
Hertz Global Holdings*	35,680	858

	Number of Shares	Value (000)

Jacobs Engineering Group*	14,740	$859
Union Pacific	9,480	1,456
United Rentals*	17,060	934
United Technologies	8,673	868

		8,512

Information Technology — 21.6%
Apple	4,838	2,355
Avnet	23,160	893
Cisco Systems	34,010	793
eBay*	28,760	1,438
EMC	30,539	787
Google, Cl A*	2,320	1,965
International Business Machines	6,811	1,242
Microsoft	47,740	1,595
Oracle	37,456	1,193
QUALCOMM	22,470	1,489
Western Digital	9,420	584

		14,334

Materials — 4.2%
CF Industries Holdings	2,880	548
International Paper	12,930	610
LyondellBasell Industries NV, Cl A (Netherlands)	10,000	702
Rock Tenn, Cl A	8,240	916

		2,776

Telecommunication Services — 0.9%
Verizon Communications	12,610	597

Total Common Stocks (Cost $53,799)		65,261

MONEY MARKET FUND — 0.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	470,068	470

Total Money Market Fund (Cost $470)		470

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 98.9% (Cost $54,269)		65,731

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,857,378	1,857

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1,857)		1,857

TOTAL INVESTMENTS — 101.7% (Cost $56,126)**		67,588

Other Assets & Liabilities – (1.7)%		(1,110)

TOTAL NET ASSETS — 100.0%		$66,478

See Notes to Schedules of Investments.

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 56,919.

Gross unrealized appreciation (000)	$11,547
Gross unrealized depreciation (000)	(878)

Net unrealized appreciation (000)	$10,669

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,795 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

S&P 500® Composite Index	4	$338	09/20/13	$(12)

Cash in the amount of $28,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $372,140 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$65,261	$–	$–	$65,261
Money Market Fund	470	–	–	470
Short Term Investment Purchased with Collateral From Securities Loaned	1,857	–	–	1,857

Total Assets - Investments in Securities	$67,588	$–	$–	$67,588

Other Financial Instruments
Futures Contracts	(12)	–	–	(12)

Total Assets - Other Financial Instruments	$(12)	$–	$–	$(12)

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Large Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.1%
Consumer Discretionary — 7.8%
Comcast, Cl A	28,780	$1,211
D.R. Horton	47,720	852
Magna International (Canada)	16,160	1,247
PVH	8,320	1,071
Walt Disney (The)	22,430	1,365
Wyndham Worldwide	17,920	1,064
Wynn Resorts	14,330	2,021

		8,831

Consumer Staples — 6.7%
Coca-Cola Enterprises	32,280	1,207
ConAgra Foods	35,720	1,208
CVS Caremark	33,480	1,944
Procter & Gamble (The)	41,380	3,223

		7,582

Energy — 13.1%
Chevron	36,210	4,361
ConocoPhillips	20,040	1,329
Exxon Mobil	44,310	3,862
Halliburton	38,110	1,829
Helmerich & Payne	28,790	1,815
Whiting Petroleum*	32,360	1,633

		14,829

Financials — 30.0%
Allstate (The)	25,630	1,228
Camden Property Trust REIT	16,850	1,041
Capital One Financial	18,310	1,182
Chubb (The)	18,020	1,499
Citigroup	66,350	3,207
Discover Financial Services	46,647	2,204
Fidelity National Financial, Cl A	41,910	994
Fifth Third Bancorp	88,400	1,617
Franklin Resources	28,900	1,334
Goldman Sachs Group (The)	14,270	2,171
IntercontinentalExchange*	9,250	1,663
JPMorgan Chase	82,679	4,178
Lincoln National	50,890	2,139
MetLife	45,710	2,111
Regions Financial	246,960	2,321
Visa, Cl A	7,250	1,264
Wells Fargo	95,228	3,912

		34,065

Healthcare — 13.7%
Aetna	31,090	1,971
Cooper (The)	17,530	2,290
Jazz Pharmaceuticals PLC (Ireland)*	15,770	1,383
Johnson & Johnson	36,950	3,193
Merck	27,840	1,317
Omnicare	34,090	1,853
Pfizer	60,990	1,720
St. Jude Medical	37,260	1,878

		15,605

Industrials — 10.9%
Boeing (The)	15,720	1,634
Delta Air Lines	57,710	1,139
General Electric	140,480	3,251
Hertz Global Holdings*	58,070	1,395

	Number of Shares	Value (000)

Jacobs Engineering Group*	25,060	$1,460
Union Pacific	7,910	1,214
United Rentals*	21,050	1,153
United Technologies	10,870	1,088

		12,334

Information Technology — 6.7%
Avnet	37,840	1,459
Cisco Systems	109,969	2,563
Corning	100,590	1,412
Intel	46,790	1,029
Yahoo!*	43,490	1,180

		7,643

Materials — 3.5%
International Paper	24,870	1,174
LyondellBasell Industries NV, Cl A (Netherlands)	21,500	1,508
Rock Tenn, Cl A	11,870	1,319

		4,001

Telecommunication Services — 2.0%
Rogers Communications, Cl B (Canada)	22,410	888
Verizon Communications	30,380	1,439

		2,327

Utilities — 4.7%
Edison International	38,313	1,758
National Fuel Gas	20,720	1,353
Wisconsin Energy	54,220	2,225

		5,336

Total Common Stocks (Cost $102,846)		112,553

EXCHANGE TRADED FUND — 0.2%
iShares Russell 1000 Value Index Fund†	2,700	228

Total Exchange Traded Fund (Cost $231)		228

MONEY MARKET FUND — 0.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	802,271	802

Total Money Market Fund (Cost $802)		802

TOTAL INVESTMENTS — 100.0% (Cost $103,879)**		113,583

Other Assets & Liabilities – 0.0%		(8)

TOTAL NET ASSETS — 100.0%		$113,575

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $103,890.

Gross unrealized appreciation (000)	$11,499
Gross unrealized depreciation (000)	(1,806)

Net unrealized appreciation (000)	$9,693

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$112,553	$–	$–	$112,553
Exchange Traded Fund	228	–	–	228
Money Market Fund	802	–	–	802

Total Assets - Investments in Securities	$113,583	$–	$–	$113,583

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Mid Cap Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.9%
Consumer Discretionary — 19.0%
Aaron’s*	16,595	$449
American Axle & Manufacturing Holdings*	31,163	599
CarMax*	6,521	310
Dollar Tree*	5,558	293
HSN	5,057	272
Madison Square Garden (The), Cl A*	4,770	278
Penn National Gaming*	5,134	270
Tractor Supply	1,802	221

		2,692

Consumer Staples — 2.1%
TreeHouse Foods*	4,600	299

Energy — 13.2%
Atwood Oceanics*	8,108	451
Ensco PLC, Cl A (United Kingdom)	8,127	452
National Oilwell Varco	3,953	294
Oil States International*	6,057	540
World Fuel Services	3,457	132

		1,869

Financials — 29.2%
Affiliated Managers Group*	1,688	294
AmTrust Financial Services#	11,305	404
Bank of the Ozarks	9,385	426
Credit Acceptance*	2,038	219
Discover Financial Services	9,194	434
Eagle Bancorp*	17,615	449
Encore Capital Group*#	8,156	350
Home BancShares	17,264	439
Portfolio Recovery Associates*	8,464	449
RLI	5,548	433
ViewPoint Financial Group	12,101	241

		4,138

Healthcare — 4.1%
Catamaran (Canada)*	5,874	322
MWI Veterinary Supply*	1,708	260

		582

Industrials — 22.2%
Actuant, Cl A	8,606	307
B/E Aerospace*	3,219	219
Colfax*	5,981	312
EnerSys	6,374	327
Esterline Technologies*	3,704	283
Genesee & Wyoming, Cl A*	1,512	131
Joy Global	4,316	212
Norfolk Southern	3,636	262
Parker Hannifin	2,743	274
Precision Castparts	1,006	213
Regal-Beloit	3,382	215
TransDigm Group*	919	126
Triumph Group	3,624	261

		3,142

Information Technology — 8.1%
OSI Systems*	7,502	545
Trimble Navigation*	13,200	333

	Number of Shares	Value (000)

WEX*	3,458	$277

		1,155

Total Common Stocks (Cost $12,767)		13,877

MONEY MARKET FUND — 2.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	319,704	320

Total Money Market Fund (Cost $320)		320

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.1% (Cost $13,087)		14,197

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.2%

Money Market Fund — 5.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	727,761	728

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $728)		728

TOTAL INVESTMENTS — 105.3% (Cost $13,815)**		14,925

Other Assets & Liabilities – (5.3)%		(745)

TOTAL NET ASSETS — 100.0%		$14,180

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $13,814.

Gross unrealized appreciation (000)	$1,410
Gross unrealized depreciation (000)	(299)

Net unrealized appreciation (000)	$1,111

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 707 (000).

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$13,877	$–	$–	$13,877
Money Market Fund	320	–	–	320
Short Term Investment Purchased with Collateral From Securities Loaned	728	–	–	728

Total Assets - Investments in Securities	$14,925	$–	$–	$14,925

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.2%
Consumer Discretionary — 14.5%
AFC Enterprises*	5,667	$232
AMC Networks, Cl A*	4,673	290
Ascent Capital Group, Cl A*	3,298	243
Brookfield Residential Properties (Canada)*	9,596	190
Cheesecake Factory (The)	7,863	328
Churchill Downs	3,924	318
Cooper Tire & Rubber	8,333	266
Destination Maternity	8,385	233
Domino’s Pizza	5,250	323
Drew Industries*	3,036	127
DSW, Cl A	2,049	176
Fifth & Pacific*	6,472	154
Kirkland’s*	6,464	126
Pier 1 Imports	9,214	202
Pool	5,609	292
Sanmina*	14,059	229
Sonic Automotive, Cl A	9,346	204
Standard Motor Products	10,557	324

		4,257

Consumer Staples — 4.1%
Inter Parfums	7,023	187
Prestige Brands Holdings*	14,977	486
Sanderson Farms	6,044	396
Spectrum Brands Holdings	2,190	132

		1,201

Energy — 4.2%
Bonanza Creek Energy*	9,627	382
Bristow Group	4,566	300
Helix Energy Solutions Group*	7,017	176
Matrix Service*	12,568	196
REX American Resources*	6,365	188

		1,242

Financials — 22.7%
Allied World Assurance Company Holdings AG (Switzerland)	2,376	218
Altisource Portfolio Solutions SA (Luxembourg)*	1,389	181
C&F Financial	5,344	268
Cardinal Financial	11,673	192
Chemical Financial	11,942	325
CNO Financial Group	32,224	438
CoreSite Realty REIT	9,792	298
Employers Holdings	7,516	199
Encore Capital Group*#	8,071	346
Endurance Specialty Holdings (Bermuda)	4,019	201
First Interstate Bancsystem	21,029	478
Forestar Group*	13,873	277
Hilltop Holdings*	16,996	266
Home Loan Servicing Solutions (Cayman Islands)	11,629	265
Manning & Napier	5,954	89
Navigators Group (The)*	4,178	229
New Residential Investment REIT	21,623	137
Pinnacle Financial Partners*	15,181	424
Portfolio Recovery Associates*	8,664	460
Protective Life	6,415	268
PS Business Parks REIT	2,511	183
Union First Market Bankshares	10,481	224
Virtus Investment Partners*	1,777	310
World Acceptance*#	1,901	163
WSFS Financial	3,891	232

		6,671

	Number of Shares	Value (000)

Healthcare — 11.5%
Alere*	8,789	$274
Anika Therapeutics*	6,094	141
Cantel Medical	9,973	258
Hanger*	8,944	275
ICON PLC (Ireland)*	6,578	240
Isis Pharmaceuticals*	5,290	137
Jazz Pharmaceuticals PLC (Ireland)*	3,636	319
Magellan Health Services*	4,219	237
Molina Healthcare*	5,912	197
Neogen*	5,340	289
Santarus*	14,943	336
Taro Pharmaceutical Industries (Israel)*	5,677	374
U.S. Physical Therapy	10,347	285

		3,362

Industrials — 18.3%
Aceto	23,812	350
Aircastle (Bermuda)	14,550	237
Alaska Air Group	2,775	157
Allegiant Travel*	2,130	201
AMERCO*	914	150
Applied Industrial Technologies	6,444	307
Avis Budget Group*	5,152	138
Barrett Business Services	7,908	508
Consolidated Graphics*	8,068	432
DXP Enterprises*	4,869	331
EMCOR Group	6,945	261
HEICO	4,279	267
Hyster-Yale Materials Handling	3,780	286
ITT	9,466	311
Middleby*	2,000	372
Multi-Color	5,631	176
Old Dominion Freight Line*	3,442	150
RPX*	8,651	136
SkyWest	9,653	124
UniFirst	3,238	311
US Airways Group*#	9,602	155

		5,360

Information Technology — 15.4%
3D Systems*#	4,987	256
Aspen Technology*	6,680	223
AVG Technologies NV (Netherlands)*#	6,265	136
Blucora*	14,914	299
Bottomline Technologies*	6,266	171
CACI International, Cl A*	3,119	210
CoreLogic*	5,379	138
ePlus*	6,004	312
FEI	2,674	209
Himax Technologies, ADR (Taiwan)#	39,376	239
Magnachip Semiconductor (South Korea)*	20,320	416
Measurement Specialties*	4,713	223
Netscout Systems*	6,323	157
NeuStar, Cl A*	4,924	249
Oplink Communications*	11,495	214
Shutterstock*	2,395	119
SS&C Technologies Holdings*	4,267	151
Tyler Technologies*	5,665	419

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
ValueClick*	8,101	$171
Zebra Technologies, Cl A*	4,305	196

		4,508

Materials — 5.7%
Berry Plastics Group*	8,897	205
KapStone Paper and Packaging*	8,533	358
Minerals Technologies	8,239	366
PolyOne	15,234	412
Schweitzer-Mauduit International	5,700	326

		1,667

Telecommunication Services — 0.6%
Cogent Communications Group	5,599	174

Utilities — 2.2%
American States Water	5,178	272
Otter Tail	8,343	219
Portland General Electric	5,261	152

		643

Total Common Stocks (Cost $23,369)		29,085

MONEY MARKET FUND — 0.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	200,314	200

Total Money Market Fund (Cost $200)		200

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.9% (Cost $23,569)		29,285

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.1%
Money Market Fund — 4.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,195,190	1,195

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1,195)		1,195

TOTAL INVESTMENTS — 104.0% (Cost $24,764)**		30,480

Other Assets & Liabilities – (4.0)%		(1,163)

TOTAL NET ASSETS — 100.0%		$29,317

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $25,414.

Gross unrealized appreciation (000)	$5,423
Gross unrealized depreciation (000)	(357)

Net unrealized appreciation (000)	$5,066

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,020 (000).

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$29,085	$–	$–	$29,085
Money Market Fund	200	–	–	200
Short Term Investment Purchased with Collateral From Securities Loaned	1,195	–	–	1,195

Total Assets - Investments in Securities	$30,480	$–	$–	$30,480

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.9%
Consumer Discretionary — 19.4%
AMC Networks, Cl A*	2,742	$170
Big 5 Sporting Goods	16,157	270
Brinker International	4,494	180
Churchill Downs	2,481	201
Cinemark Holdings	6,244	184
Cracker Barrel Old Country Store	5,141	506
Destination Maternity	6,915	192
Domino’s Pizza	6,674	410
DSW, Cl A	2,743	236
Gentherm*	12,903	216
Grand Canyon Education*	6,773	234
Group 1 Automotive	2,714	208
HSN	4,493	242
Jack in the Box*	8,766	346
Kirkland’s*	7,283	142
Mattress Firm Holding*#	7,555	311
Movado Group	10,817	461
Nathan’s Famous*	5,867	301
Papa John’s International*	5,054	344
Standard Motor Products	7,056	216
Sturm Ruger#	3,638	191
Washington Post (The), Cl B	295	166

		5,727

Consumer Staples — 3.3%
Cal-Maine Foods	4,108	188
Hain Celestial Group (The)*	2,755	225
J&J Snack Foods	2,748	212
Prestige Brands Holdings*	11,063	359

		984

Energy — 4.4%
Bonanza Creek Energy*	7,168	284
Bristow Group	4,598	302
CVR Energy	4,015	172
Dril-Quip*	1,449	148
EQT Midstream Partners LP	8,141	390

		1,296

Financials — 7.3%
Altisource Asset Management (Virgin Islands)*	326	103
Cathay General Bancorp	15,857	349
Chesapeake Lodging Trust REIT	8,666	191
Employers Holdings	9,310	247
First Interstate Bancsystem	15,413	350
MarketAxess Holdings	9,324	473
Virtus Investment Partners*	1,737	303
WisdomTree Investments*	10,729	120

		2,136

Healthcare — 19.9%
Align Technology*	5,175	225
Alkermes PLC (Ireland)*	8,320	264
Cambrex*	21,780	297
Cantel Medical	17,206	446
Chemed#	1,693	118
Cubist Pharmaceuticals*	2,399	152
Cyberonics*	3,325	169
Endocyte*	17,664	254
ICON PLC (Ireland)*	7,782	284
Insulet*	9,682	323

	Number of Shares	Value (000)

Isis Pharmaceuticals*#	12,238	$316
Jazz Pharmaceuticals PLC (Ireland)*	1,476	129
Ligand Pharmaceuticals, Cl B*	11,719	564
MedAssets*	14,322	321
Medicines (The)*	10,085	319
Molina Healthcare*	9,591	320
Omnicell*	12,750	277
PAREXEL International*	7,053	328
Salix Pharmaceuticals*	2,570	172
Taro Pharmaceutical Industries (Israel)*	4,526	298
Teleflex	2,408	186
US Physical Therapy	4,284	118

		5,880

Industrials — 18.0%
Alaska Air Group	3,513	199
AMERCO*	1,724	282
Applied Industrial Technologies	6,494	309
Barrett Business Services	4,500	289
Chart Industries*	2,532	289
Colfax*	3,020	157
Consolidated Graphics*	5,837	312
Dycom Industries*	13,205	336
G&K Services, Cl A	3,842	198
Hyster-Yale Materials Handling	4,847	366
ITT	8,627	283
Middleby*	1,073	199
Mueller Industries	6,623	355
Park-Ohio Holdings*	6,818	236
PowerSecure International*	11,703	180
Roadrunner Transportation Systems*	9,515	258
Saia*	13,191	396
Teledyne Technologies*	5,414	418
Tennant	2,885	148
US Airways Group*	6,360	103

		5,313

Information Technology — 22.8%
ACI Worldwide*	4,277	208
ARRIS Group*	8,151	128
ATMI*	9,318	229
AVG Technologies NV (Netherlands)*#	21,890	474
Belden	3,223	183
Cardtronics*	6,684	232
CoreLogic*	7,382	190
CoStar Group*	1,130	168
Electronics For Imaging*	6,825	200
EPAM System*	7,433	238
Euronet Worldwide*	3,717	128
Jack Henry & Associates	3,349	167
Littelfuse	1,761	130
Magnachip Semiconductor (South Korea)*	13,942	285
Manhattan Associates*	1,542	135
MAXIMUS	10,674	400
Netscout Systems*	12,140	301
NeuStar, Cl A*	6,759	341
NICE Systems, ADR (Israel)	4,985	189
PDF Solutions*	14,794	294
Power Integrations	6,620	345
Semtech*	6,304	187
Shutterstock*	3,826	190
Stamps.com*	5,531	232

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Synaptics*	6,494	$251
Syntel	6,191	445
Tyler Technologies*	1,623	120
Vantiv, Cl A*	5,542	146
WEX*	2,186	175

		6,711

Materials — 4.8%
Advanced Emissions Solutions*	3,073	120
Berry Plastics Group*	13,246	305
H.B. Fuller	9,399	350
Minerals Technologies	6,284	279
Neenah Paper	6,388	234
Worthington Industries	3,419	114

		1,402

Total Common Stocks (Cost $23,253)		29,449

MONEY MARKET FUND — 0.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	73,357	73

Total Money Market Fund (Cost $73)		73

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 100.1% (Cost $23,326)		29,522

	Number of Shares	Value (000)
SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.9%
Money Market Fund — 4.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,428,230	$1,428

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1,428)		1,428

TOTAL INVESTMENTS — 105.0% (Cost $24,754)**		30,950

Other Assets & Liabilities – (5.0)%		(1,465)

TOTAL NET ASSETS — 100.0%		$29,485

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 26,165.

Gross unrealized appreciation (000)	$5,247
Gross unrealized depreciation (000)	(462)

Net unrealized appreciation (000)	$4,785

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 917 (000).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$29,449	$–	$–	$29,449
Money Market Fund	73	–	–	73
Short Term Investment Purchased with Collateral From Securities Loaned	1,428	–	–	1,428

Total Assets - Investments in Securities	$30,950	$–	$–	$30,950

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.7%
Consumer Discretionary — 11.5%
Big Lots*	5,699	$202
Brinker International	2,712	108
Corinthian Colleges*#	38,770	86
CROCS*	12,532	169
Gray Television*	14,564	96
Iconix Brand Group*	8,971	294
Lifetime Brands	13,831	191
Lithia Motors, Cl A	2,854	187
Mission West Escrow Shares* (A)	32,992	–
Multimedia Games Holding*	2,527	99
Smith & Wesson Holding*#	8,762	96
Standard Motor Products	5,839	179
Tenneco*	11,936	551
VOXX International*	38,723	471

		2,729

Consumer Staples — 1.7%
Inter Parfums	3,170	84
Rite Aid*	36,687	127
Susser Holdings*	3,953	189

		400

Energy — 4.9%
Adams Resources & Energy	1,930	117
Delek US Holdings	4,136	103
Global Partners LP	6,994	236
L&L Energy*#	23,225	55
Pacific Drilling SA (Luxemburg)*	11,843	113
Renewable Energy Group*	12,098	187
REX American Resources*	6,689	198
SemGroup, Cl A	3,058	162

		1,171

Financials — 38.4%
Allied World Assurance Company Holdings AG (Switzerland)	2,215	203
Altisource Asset Management (Virgin Islands)*	452	142
American Equity Investment Life Holding	15,178	301
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	4,038	97
Banner	6,331	217
C&F Financial#	5,647	283
CapitalSource	54,648	631
Citizens & Northern	22,432	431
CNO Financial Group	20,903	284
Community Bank System	3,578	119
CoreSite Realty REIT	8,327	253
Dime Community Bancshares	6,271	100
FBR*	17,458	468
Federated Investors, Cl B#	6,814	185
FirstMerit	9,544	202
Fulton Financial	14,519	176
Granite Real Estate Investment Trust (Canada)	6,928	235
Heartland Financial USA	3,780	103
Horace Mann Educators	5,835	154
Invesco Mortgage Capital REIT	26,727	409
Lakeland Financial	3,545	110
LTC Properties REIT	2,902	103
National Health Investors REIT	5,116	281
National Western Life Insurance, Cl A	931	184
New Residential Investment REIT	50,588	321

	Number of Shares	Value (000)

Newcastle Investment REIT	109,360	$576
Portfolio Recovery Associates*	2,465	131
Potlatch REIT	4,046	156
Prosperity Bancshares	2,072	124
Provident Financial Holdings	8,193	146
Retail Properties of America REIT, Cl A	10,423	139
Starwood Property Trust REIT	4,166	104
Symetra Financial	32,427	560
Tree.com*	18,505	463
Umpqua Holdings	6,634	108
Washington Banking	31,960	438
Xinyuan Real Estate, ADR (Cayman Islands)	40,947	231

		9,168

Healthcare — 4.8%
Addus HomeCare*	22,360	474
Amsurg*	2,992	111
Lannett*	10,192	135
Team Health Holdings*	10,933	420

		1,140

Industrials — 13.3%
AAR	3,866	97
Aegean Marine Petroleum Network (Marshall Islands)	42,184	386
AerCap Holdings NV (Netherlands)*	6,352	114
AO Smith	4,892	206
Barrett Business Services	1,398	90
Empresas ICA SAB de CV, ADR (Mexico)*#	10,969	90
Fly Leasing, ADR (Ireland)	10,586	136
Hexcel*	10,661	379
Huntington Ingalls Industries	3,432	217
Hyster-Yale Materials Handling	2,601	197
Lennox International	1,563	107
Park-Ohio Holdings*	6,397	221
Republic Airways Holdings*	11,041	123
SkyWest	7,578	98
Triumph Group	1,998	144
UniFirst	1,814	174
US Airways Group*#	19,113	309
VSE	2,066	93

		3,181

Information Technology — 12.1%
CACI International, Cl A*	4,114	277
Convergys	5,860	103
First Solar*	1,675	62
Globecomm Systems*	35,976	500
Hackett Group (The)	36,086	231
Kulicke & Soffa Industries*	43,662	483
Magnachip Semiconductor (South Korea)*	9,180	188
PMC - Sierra*	15,029	94
Sanmina*	29,311	477
Silicon Motion Technology, ADR (Taiwan)	8,176	91
SYNNEX*	5,919	281
Tessco Technologies	3,412	108

		2,895

Materials — 5.8%
AEP Industries*	3,247	254
American Pacific*	3,395	166

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Handy & Harman*	27,143	$566
Primero Mining (Canada)*	20,376	116
Worthington Industries	8,355	278

		1,380

Telecommunication Services — 1.8%
IDT, Cl B	7,835	130
Straight Path Communications, Cl B*	3,918	20
Telecom Argentina SA, ADR (Argentina)*#	14,716	277

		427

Utilities — 5.4%
Cleco	5,239	237
El Paso Electric	4,315	148
NorthWestern	8,584	345
Otter Tail	3,793	100
Piedmont Natural Gas	8,259	266
Portland General Electric	6,519	188

		1,284

Total Common Stocks (Cost $20,271)		23,775

MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	121,659	122

Total Money Market Fund (Cost $122)		122

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 100.2% (Cost $20,393)		23,897

	Number of Shares	Value (000)
SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.2%
Money Market Fund — 5.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,249,182	$1,249

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1,249)		1,249

TOTAL INVESTMENTS — 105.4% (Cost $21,642)**		25,146

Other Assets & Liabilities – (5.4)%		(1,291)

TOTAL NET ASSETS — 100.0%		$23,855

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $22,447.

Gross unrealized appreciation (000)	$3,586
Gross unrealized depreciation (000)	(887)

Net unrealized appreciation (000)	$2,699

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,202 (000).
(A)	Security fair valued using methods approved by the Board of Trustees.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$23,775	$–	$–	$23,775

Money Market Fund	122	–	–	122

Short Term Investment Purchased with Collateral From Securities Loaned	1,249	–	–	1,249

Total Assets - Investments in Securities	$25,146	$–	$–	$25,146

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.9%
Consumer Discretionary — 11.8%
Abercrombie & Fitch, Cl A	680	$24
Amazon.com*	3,180	893
AutoNation*	379	18
AutoZone*	303	127
Bed Bath & Beyond*	1,963	145
Best Buy	2,411	87
BorgWarner	915	88
Cablevision Systems, Cl A	1,838	33
CarMax*	2,024	96
Carnival (Panama)	4,103	148
CBS, Cl B	5,159	264
Chipotle Mexican Grill*	265	108
Coach	2,815	149
Comcast, Cl A	23,298	981
D.R. Horton	2,312	41
Darden Restaurants	1,102	51
Delphi Automotive PLC (Jersey)	2,447	135
DIRECTV*	4,849	282
Discovery Communications, Cl A*	2,200	171
Dollar General*	2,807	151
Dollar Tree*	2,073	109
Expedia	818	38
Family Dollar Stores	856	61
Ford Motor	33,693	545
Fossil Group*	443	51
GameStop, Cl A	1,179	59
Gannett	1,952	47
Gap (The)	2,923	118
Garmin (Switzerland)	945	39
General Motors*	6,909	235
Genuine Parts	1,338	103
Goodyear Tire & Rubber (The)*	2,076	42
H&R Block	1,368	38
Harley-Davidson	1,927	116
Harman International Industries	593	38
Hasbro	999	46
Home Depot (The)	12,755	950
International Game Technology	2,381	45
Interpublic Group (The)	2,814	44
JC Penney*#	1,268	16
Johnson Controls	5,716	232
Kohl’s	1,858	95
L Brands	2,147	123
Leggett & Platt	1,183	34
Lennar, Cl A	1,362	43
Lowe’s	9,573	439
Macy’s	3,594	160
Marriott International, Cl A	1,848	74
Mattel	2,960	120
McDonald’s	8,872	837
NetFlix*	466	132
Newell Rubbermaid	2,405	61
News, Cl A*	4,245	67
NIKE, Cl B	6,329	398
Nordstrom	1,342	75
Omnicom Group	2,320	141
O’Reilly Automotive*	973	119
PetSmart	977	69
priceline.com*	450	422
PulteGroup	2,746	42
PVH	693	89

	Number of Shares	Value (000)

Ralph Lauren	562	$93
Ross Stores	2,000	134
Scripps Networks Interactive, Cl A	805	59
Staples	5,652	79
Starbucks	6,502	458
Starwood Hotels & Resorts Worldwide	1,663	106
Target	5,734	363
Tiffany	1,110	86
Time Warner	8,182	495
Time Warner Cable	2,589	278
TJX	6,557	346
TripAdvisor*	774	57
Twenty-First Century Fox	17,193	539
Urban Outfitters*	1,013	42
VF	756	142
Viacom, Cl B	3,820	304
Walt Disney (The)	15,726	957
Washington Post (The), Cl B	39	22
Whirlpool	698	90
Wyndham Worldwide	1,244	74
Wynn Resorts	654	92
Yum! Brands	3,885	272

		15,592

Consumer Staples — 9.8%
Altria Group	17,744	601
Archer-Daniels-Midland	5,667	199
Avon Products	3,652	72
Beam	1,331	83
Brown-Forman, Cl B	1,309	88
Campbell Soup	1,568	68
Clorox (The)	1,120	93
Coca-Cola (The)	33,444	1,277
Coca-Cola Enterprises	2,594	97
Colgate-Palmolive	7,804	451
ConAgra Foods	3,554	120
Constellation Brands, Cl A*	1,487	81
Costco Wholesale	3,879	434
CVS Caremark	10,704	621
Dr Pepper Snapple Group	1,853	83
Estee Lauder (The), Cl A	2,233	146
General Mills	5,593	276
Hershey (The)	1,340	123
Hormel Foods	1,189	49
J.M. Smucker (The)	946	100
Kellogg	2,145	130
Kimberly-Clark	3,398	318
Kraft Foods Group	4,969	257
Kroger (The)	4,471	164
Lorillard	3,441	146
McCormick	1,151	78
Mead Johnson Nutrition	1,784	134
Molson Coors Brewing, Cl B	1,365	67
Mondelez International, Cl A	15,837	486
Monster Beverage*	1,313	75
PepsiCo	13,647	1,088
Philip Morris International	14,144	1,180
Procter & Gamble (The)	23,931	1,864
Reynolds American	2,955	141
Safeway	2,290	59
Sysco	5,174	166
Tyson Foods, Cl A	2,489	72

See Notes to Schedules of Investments.

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Walgreen	7,528	$362
Wal-Mart Stores	14,305	1,044
Whole Foods Market	2,773	146

		13,039

Energy — 10.2%
Anadarko Petroleum	4,391	401
Apache	3,476	298
Baker Hughes	3,814	177
Cabot Oil & Gas	3,734	146
Cameron International*	2,021	115
Chesapeake Energy	4,677	121
Chevron	16,931	2,039
ConocoPhillips	10,513	697
Consol Energy	1,982	62
Denbury Resources*	3,339	58
Devon Energy	3,271	187
Diamond Offshore Drilling	598	38
Ensco PLC, Cl A (United Kingdom)	2,018	112
EOG Resources	2,308	362
EQT	1,315	113
Exxon Mobil	38,823	3,384
FMC Technologies*	2,056	110
Halliburton	8,234	395
Helmerich & Payne	948	60
Hess	2,689	201
Kinder Morgan	5,450	207
Marathon Oil	6,169	212
Marathon Petroleum	2,836	206
Murphy Oil	1,693	114
Nabors Industries (Bermuda)	2,379	37
National Oilwell Varco	3,655	272
Newfield Exploration*	1,162	28
Noble (Switzerland)	2,158	80
Noble Energy	3,090	190
Occidental Petroleum	6,971	615
Peabody Energy	2,233	38
Phillips 66	5,407	309
Pioneer Natural Resources	1,192	208
QEP Resources	1,473	40
Range Resources	1,409	106
Rowan PLC, Cl A (United Kingdom)*	1,044	37
Schlumberger (Curacao)	11,581	937
Southwestern Energy*	2,992	114
Spectra Energy	5,670	188
Tesoro	1,174	54
Valero Energy	4,872	173
Williams (The)	5,610	203
WPX Energy*	1,645	31

		13,475

Financials — 16.2%
ACE (Switzerland)	3,045	267
Aflac	4,093	237
Allstate (The)	4,241	203
American Express	8,192	589
American International Group*	12,778	594
American Tower REIT	3,404	237
Ameriprise Financial	1,862	160
Aon PLC (United Kingdom)	2,788	185

	Number of Shares	Value (000)

Apartment Investment & Management, CL A REIT	1,027	$28
Assurant	773	41
AvalonBay Communities REIT	974	121
Bank of America	94,131	1,329
BB&T	6,076	206
Berkshire Hathaway, Cl B*	15,873	1,765
BlackRock†	1,098	286
BNY Mellon (The)	10,323	307
Boston Properties REIT	1,280	131
Capital One Financial	4,974	321
CBRE Group, Cl A*	2,652	58
Charles Schwab (The)	10,077	210
Chubb (The)	2,334	194
Cincinnati Financial	1,380	63
Citigroup	26,566	1,284
CME Group	2,731	194
Comerica	1,563	64
Discover Financial Services	4,252	201
E*TRADE Financial*	1,920	27
Equity Residential REIT	2,616	136
Fifth Third Bancorp	7,507	137
Franklin Resources	3,555	164
Genworth Financial, Cl A*	4,018	47
Goldman Sachs Group (The)	3,768	573
Hartford Financial Services Group	3,980	118
HCP REIT	3,787	154
Health Care REIT	2,484	153
Host Hotels & Resorts REIT	5,987	102
Hudson City Bancorp	5,489	50
Huntington Bancshares	8,755	72
IntercontinentalExchange*	617	111
Invesco (Bermuda)	3,823	116
JPMorgan Chase	33,003	1,668
KeyCorp	7,668	89
Kimco Realty REIT	3,342	67
Legg Mason	240	8
Leucadia National	2,223	55
Lincoln National	2,282	96
Loews	2,595	115
M&T Bank#	1,053	119
Macerich (The) REIT	1,200	68
Marsh & McLennan	4,563	188
McGraw-Hill Financial	2,413	141
MetLife	9,441	436
Moody’s	1,647	105
Morgan Stanley	12,394	319
NASDAQ OMX Group (The)	1,008	30
Northern Trust	1,988	109
NYSE Euronext	2,138	89
People’s United Financial	2,939	42
Plum Creek Timber REIT	1,378	61
PNC Financial Services Group (The)†	4,533	328
Principal Financial Group	2,414	99
Progressive (The)	5,089	128
ProLogis REIT	4,350	153
Prudential Financial	4,228	317
Public Storage REIT	1,294	198
Regions Financial	12,108	114
Simon Property Group REIT	2,712	395
SLM	3,761	90
State Street	3,887	259

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
SunTrust Banks	4,613	$148
T. Rowe Price Group	2,133	150
Torchmark	841	58
Travelers (The)	3,343	267
U.S. Bancorp	16,355	591
Unum Group	2,287	68
Ventas REIT	2,460	153
Visa, Cl A	4,464	779
Vornado Realty Trust REIT	1,523	124
Wells Fargo	42,781	1,757
Weyerhaeuser REIT	4,516	124
XL Group PLC (Ireland)	2,715	80
Zions Bancorporation	1,345	38

		21,458

Healthcare — 12.4%
Abbott Laboratories	13,773	459
AbbVie	13,853	590
Actavis*	1,123	152
Aetna	3,303	209
Agilent Technologies	2,882	134
Alexion Pharmaceuticals*	1,707	184
Allergan	2,594	229
AmerisourceBergen	1,941	110
Amgen	6,509	709
Baxter International	4,841	337
Becton Dickinson	1,625	158
Biogen Idec*	2,074	442
Boston Scientific*	12,336	131
Bristol-Myers Squibb	14,341	598
Cardinal Health	3,023	152
CareFusion*	1,858	67
Celgene*	3,544	496
Cerner*	2,489	115
CIGNA	2,388	188
Covidien PLC (Ireland)	4,023	239
CR Bard	657	75
DaVita HealthCare Partners*	801	86
DENTSPLY International	1,227	52
Edwards Lifesciences*	992	70
Eli Lilly	8,796	452
Express Scripts Holding*	7,162	458
Forest Laboratories*	2,081	88
Gilead Sciences*	13,319	803
Hospira*	1,366	53
Humana	1,418	131
Intuitive Surgical*	351	136
Johnson & Johnson	24,557	2,122
Laboratory Corporation of America Holdings*	817	78
Life Technologies*	1,461	109
McKesson	1,965	239
Medtronic	8,663	448
Merck	26,365	1,247
Mylan*	3,692	130
Patterson	729	29
PerkinElmer	952	34
Perrigo	827	101
Pfizer	58,268	1,644
Quest Diagnostics	1,324	78
Regeneron Pharmaceuticals*	687	166
St. Jude Medical	2,675	135

	Number of Shares	Value (000)

Stryker	2,444	$163
Tenet Healthcare*	837	33
Thermo Fisher Scientific	3,046	271
UnitedHealth Group	8,734	627
Varian Medical Systems*	938	66
Waters*	753	74
WellPoint	2,589	220
Zimmer Holdings	1,495	118
Zoetis	4,365	127

		16,362

Industrials — 9.9%
3M	5,629	639
ADT (The)*	1,977	79
Boeing (The)	6,010	625
C.H. Robinson Worldwide	1,437	82
Caterpillar	5,813	480
Cintas	942	45
CSX	8,996	221
Cummins	1,550	191
Danaher	5,081	333
Deere	3,409	285
Dover	1,588	135
Dun & Bradstreet (The)	414	41
Eaton PLC (Ireland)	4,199	266
Emerson Electric	6,212	375
Equifax	1,026	61
Expeditors International of Washington	1,827	74
Fastenal	2,328	102
FedEx	2,574	276
Flowserve	1,139	64
Fluor	1,428	91
General Dynamics	2,860	238
General Electric	90,482	2,094
Honeywell International	6,958	554
Illinois Tool Works	3,695	264
Ingersoll-Rand PLC (Ireland)	2,246	133
Iron Mountain	1,649	42
Jacobs Engineering Group*	1,070	62
Joy Global	918	45
Kansas City Southern	962	101
L-3 Communications Holdings	836	75
Lockheed Martin	2,289	280
Masco	2,763	52
Nielsen Holdings NV (Netherlands)	1,884	65
Norfolk Southern	2,785	201
Northrop Grumman	2,155	199
PACCAR	2,989	160
Pall	992	69
Parker Hannifin	1,296	129
Pentair (Switzerland)	1,840	111
Pitney Bowes	1,728	28
Precision Castparts	1,241	262
Quanta Services*	1,182	31
Raytheon	2,942	222
Republic Services	2,744	89
Robert Half International	1,191	42
Rockwell Automation	1,224	119
Rockwell Collins	1,298	92
Roper Industries	815	101
Ryder System	429	24
Snap-On	479	45

See Notes to Schedules of Investments.

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Southwest Airlines	6,602	$85
Stanley Black & Decker	1,412	120
Stericycle*	750	84
Textron	2,380	64
Tyco International (Switzerland)	3,954	131
Union Pacific	4,107	631
United Parcel Service, Cl B	6,248	535
United Technologies	7,320	733
W.W. Grainger	546	135
Waste Management	4,052	164
Xylem	1,532	38

		13,114

Information Technology — 16.8%
Accenture PLC, Cl A (Ireland)	5,700	412
Adobe Systems*	4,228	193
Advanced Micro Devices*#	5,260	17
Akamai Technologies*	1,521	70
Altera	2,728	96
Amphenol, Cl A	1,399	106
Analog Devices	2,518	116
Apple (A)	8,196	3,992
Applied Materials	10,863	163
Autodesk*	1,802	66
Automatic Data Processing	4,238	302
BMC Software*	1,431	66
Broadcom, Cl A	4,419	112
CA	3,127	91
Cisco Systems	46,665	1,088
Citrix Systems*	1,641	116
Cognizant Technology Solutions, Cl A*	2,744	201
Computer Sciences	1,355	68
Corning	12,567	176
Dell	13,012	179
eBay*	10,199	510
Electronic Arts*	2,912	78
EMC	17,910	462
F5 Networks*	651	54
Fidelity National Information Services	2,562	114
First Solar*	512	19
Fiserv*	1,188	114
FLIR Systems	1,314	41
Google, Cl A*	2,346	1,987
Harris	969	55
Hewlett-Packard	16,977	379
Intel	43,563	957
International Business Machines	9,100	1,659
Intuit	2,512	160
Jabil Circuit	1,547	35
JDS Uniphase*	1,873	24
Juniper Networks*	4,551	86
KLA-Tencor	1,483	82
Lam Research*	1,421	66
Linear Technology	1,952	75
LSI*	4,665	35
Mastercard, Cl A	929	563
Microchip Technology	1,627	63
Micron Technology*	8,995	122
Microsoft	65,627	2,192
Molex	1,146	33
Motorola Solutions	2,548	143

	Number of Shares	Value (000)

NetApp	2,966	$123
NVIDIA	5,326	78
Oracle	32,259	1,028
Paychex	3,288	127
QUALCOMM	15,284	1,013
Red Hat*	1,691	85
SAIC	923	14
Salesforce.com*	4,984	245
SanDisk	2,022	112
Seagate Technology PLC (Ireland)	2,571	98
Symantec	5,672	145
TE Connectivity (Switzerland)	3,625	178
Teradata*	1,424	83
Teradyne*	1,554	24
Texas Instruments	9,729	372
Total System Services	1,324	37
VeriSign*	1,368	66
Western Digital	1,789	111
Western Union (The)	4,244	74
Xerox	11,391	114
Xilinix	2,239	97
Yahoo!*	8,319	226

		22,188

Materials — 3.3%
Air Products & Chemicals	1,830	187
Airgas	607	62
Alcoa	8,865	68
Allegheny Technologies	872	23
Avery Dennison	880	38
Ball	1,329	59
Bemis	879	35
CF Industries Holdings	568	108
Cliffs Natural Resources#	1,523	32
Dow Chemical (The)	10,563	395
E.I. du Pont de Nemours	8,174	463
Eastman Chemical	1,189	90
Ecolab	2,273	208
FMC	1,199	80
Freeport-McMoRan Copper & Gold	9,375	283
International Flavors & Fragrances	670	53
International Paper	3,761	178
LyondellBasell Industries NV, Cl A (Netherlands)	3,288	231
MeadWestvaco	1,436	51
Monsanto	4,609	451
Mosaic (The)	2,387	99
Newmont Mining	4,246	135
Nucor	2,690	122
Owens-Illinois*	1,345	38
PPG Industries	1,226	192
Praxair	2,589	304
Sealed Air	1,592	45
Sherwin-Williams (The)	748	129
Sigma-Aldrich	1,070	88
United States Steel#	1,117	20
Vulcan Materials	1,100	53

		4,320

Telecommunication Services — 2.4%
AT&T	46,977	1,589
CenturyLink	5,371	178
Crown Castle International*	2,574	179

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — continued
Frontier Communications#	8,967	$39
Verizon Communications	24,918	1,180
Windstream#	5,072	41

		3,206

Utilities — 3.1%
AES	5,662	72
AGL Resources	1,020	45
Ameren	2,135	72
American Electric Power	4,243	182
CenterPoint Energy	3,744	86
CMS Energy	2,230	59
Consolidated Edison	2,601	146
Dominion Resources	5,055	295
DTE Energy	1,510	101
Duke Energy	6,187	406
Edison International	2,881	132
Entergy	1,550	98
Exelon	7,579	231
FirstEnergy	3,703	139
Integrys Energy Group	688	38
NextEra Energy	3,660	294
NiSource	2,540	74
Northeast Utilities	2,690	110
NRG Energy	2,784	73
ONEOK	1,830	94
Pepco Holdings	2,034	39
PG&E	3,593	149
Pinnacle West Capital	987	54
PPL	5,253	161
Public Service Enterprise Group	4,465	145
SCANA	1,016	49
Sempra Energy	2,115	179
Southern (The)	7,642	318
TECO Energy	1,939	32
Wisconsin Energy	2,074	85
Xcel Energy	4,348	121

		4,079

Total Common Stocks (Cost $67,390)		126,833

EXCHANGE TRADED FUND — 2.8%
SPDR S&P 500 ETF Trust	22,701	3,715

Total Exchange Traded Fund (Cost $3,618)		3,715

MONEY MARKET FUND — 1.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	1,278,845	1,279

Total Money Market Fund (Cost $1,279)		1,279

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.7% (Cost $72,287)		131,827

	Number of Shares	Value (000)
SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	269,842	$270

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $270)		270

TOTAL INVESTMENTS — 99.9% (Cost $72,557)**		132,097

Other Assets & Liabilities – 0.1%		$139

TOTAL NET ASSETS — 100.0%		$132,236

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 79,206.

Gross unrealized appreciation (000)	$53,298
Gross unrealized depreciation (000)	(407)

Net unrealized appreciation (000)	$52,891

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 262 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

S&P 500® Mini Composite Index	25	$2,045	09/20/13	$(5)

Cash in the amount of $87,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $2,249,066 have been segregated by the Fund.

See Notes to Schedules of Investments.

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$126,833	$–	$–	$126,833
Exchange Traded Fund	3,715	–	–	3,715
Money Market Fund	1,279	–	–	1,279
Short Term Investment Purchased with Collateral From Securities Loaned	270	–	–	270

Total Assets - Investments in Securities	$132,097	$–	$–	$132,097

Other Financial Instruments
Futures Contracts	$(5)	$–	$–	$(5)

Total Assets - Other Financial Instruments	$(5)	$–	$–	$(5)

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Small Cap Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.0%
Consumer Discretionary — 18.3%
Aaron’s*	275,000	$7,444
American Axle & Manufacturing Holdings*	459,230	8,831
Dorman Products*	130,310	6,547
Hibbett Sports*#	43,220	2,239
HSN	118,820	6,400
Madison Square Garden (The), Cl A*	132,120	7,689
Outerwall*#	62,880	3,909
Penn National Gaming*	66,960	3,521
Wolverine World Wide	68,800	3,870

		50,450

Consumer Staples — 3.0%
Boston Beer (The), Cl A*#	22,330	4,730
TreeHouse Foods*	54,320	3,533

		8,263

Energy — 4.2%
Atwood Oceanics*	61,980	3,451
Oil States International*	38,910	3,472
World Fuel Services	126,590	4,829

		11,752

Financials — 31.2%
AmTrust Financial Services#	300,184	10,723
Bank of the Ozarks	221,490	10,051
Credit Acceptance*	55,250	5,942
Eagle Bancorp*	123,486	3,147
Encore Capital Group*#	126,800	5,436
First Cash Financial Services*	66,660	3,684
FirstService (Canada)	84,400	2,955
Home BancShares	208,470	5,299
Portfolio Recovery Associates*	218,560	11,592
Prosperity Bancshares	61,160	3,657
RLI	81,420	6,358
ViewPoint Financial Group	256,720	5,106
Virtus Investment Partners*	47,670	8,309
World Acceptance*#	46,280	3,965

		86,224

Healthcare — 8.1%
Bio-Reference Labs*#	133,816	3,871
MWI Veterinary Supply*	47,890	7,283
Neogen*	75,150	4,066
PAREXEL International*	152,200	7,067

		22,287

Industrials — 18.8%
Actuant, Cl A	144,570	5,164
B/E Aerospace*	124,050	8,459
Colfax*	170,540	8,884
EnerSys	152,420	7,816
Esterline Technologies*	59,340	4,527
Genesee & Wyoming, Cl A*	44,480	3,851
HEICO	75,485	4,718
Regal-Beloit	51,180	3,260
Triumph Group	72,340	5,206

		51,885

Information Technology — 13.1%
Liquidity Services*#	113,200	3,355

	Number of Shares	Value (000)

Manhattan Associates*	40,100	$3,509
Open Text (Canada)#	59,730	4,104
OSI Systems*	146,730	10,667
Tyler Technologies*	119,720	8,846
WEX*	71,120	5,692

		36,173

Materials — 1.3%
Balchem	74,165	3,550

Total Common Stocks (Cost $174,120)		270,584

MONEY MARKET FUND — 1.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	4,838,275	4,838

Total Money Market Fund (Cost $4,838)		4,838

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.7% (Cost $178,958)		275,422

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 13.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	36,743,065	36,743

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $36,743)		36,743

TOTAL INVESTMENTS — 113.0% (Cost $215,701)**		312,165

Other Assets & Liabilities – (13.0)%		(35,941)

TOTAL NET ASSETS — 100.0%		$276,224

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $245,205.

Gross unrealized appreciation (000)	$67,264
Gross unrealized depreciation (000)	(304)

Net unrealized appreciation (000)	$66,960

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 35,554 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

See Notes to Schedules of Investments.

PNC Small Cap Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell Mini	11	$1,084	09/20/13	$27

Cash in the amount of $52,800 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,192,966 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$270,584	$–	$–	$270,584
Money Market Fund	4,838	–	–	4,838
Short Term Investment Purchased with Collateral From Securities Loaned	36,743	–	–	36,743

Total Assets - Investments in Securities	$312,165	$–	$–	$312,165

Other Financial Instruments

Futures Contracts	$27	$–	$–	$27

Total Assets - Other Financial Instruments	$27	$–	$–	$27

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 1.8%
Automotive — 0.8%
BMW Vehicle Lease Trust,
Series 2013-1, Cl A3
0.540%, 09/21/15	$250	$249
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	300	299
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A3
0.840%, 07/20/16	1,000	1,000

		1,548

Credit Cards — 0.7%
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,435	1,406

Utilities — 0.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	247
JCP&L Transition Funding LLC,
Series 2002-A, Cl A3
5.810%, 12/05/15	223	225

		472

Total Asset Backed Securities (Cost $3,459)		3,426

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
4.940%, 12/15/40 (A)	3,533	3,750
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Cl A4
4.748%, 02/15/41	32	32
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	935	947
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	21	21

Total Commercial Mortgage-Backed Securities (Cost $4,541)		4,750

CORPORATE BONDS — 32.1%
Automotive — 0.5%
BorgWarner
4.625%, 09/15/20	430	450
Johnson Controls
5.000%, 03/30/20	475	514

		964

Cable — 2.2%
Comcast
4.250%, 01/15/33	405	384
DIRECTV Holdings LLC
4.600%, 02/15/21	925	927
Discovery Communications LLC
3.300%, 05/15/22	460	433

	Par (000)	Value (000)

Historic TW
6.625%, 05/15/29	$566	$645
News America
8.450%, 08/01/34	515	669
Viacom
3.250%, 03/15/23	905	826
4.250%, 09/01/23	135	133

		4,017

Consumer Discretionary — 0.7%
Hasbro
6.300%, 09/15/17	554	624
Marriott International
3.000%, 03/01/19	445	446
Whirlpool (MTN)
3.700%, 03/01/23	150	143

		1,213

Energy — 3.8%
Boardwalk Pipelines LP
3.375%, 02/01/23	573	520
Burlington Resources Finance
7.200%, 08/15/31	450	585
EQT
8.125%, 06/01/19	585	702
Hess
5.600%, 02/15/41	500	511
Kerr-McGee
7.875%, 09/15/31	610	771
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	632	741
Nexen
5.875%, 03/10/35	403	413
ONEOK Partners LP
6.125%, 02/01/41	195	200
Petrobras Global Finance BV
2.000%, 05/20/16	250	246
Petrobras International Finance
3.875%, 01/27/16	705	723
Petroleos Mexicanos
3.500%, 07/18/18 144A	275	277
6.000%, 03/05/20	140	154
Weatherford International
5.125%, 09/15/20	790	818
Williams Partners LP
4.125%, 11/15/20	425	427

		7,088

Financials — 8.7%
Abbey National Treasury Services PLC
3.050%, 08/23/18	160	160
Bank of America
5.625%, 07/01/20	1,000	1,099
Bank of America (MTN)
3.300%, 01/11/23	250	231
Bank of New York Mellon
3.550%, 09/23/21	210	212
Bank of Nova Scotia
1.375%, 12/18/17	625	606
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	450	454

See Notes to Schedules of Investments.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
BNP Paribas SA (MTN)
2.700%, 08/20/18	$560	$557
Capital One Financial
6.150%, 09/01/16	15	17
3.500%, 06/15/23 144A	858	804
Citigroup
4.875%, 05/07/15	765	807
5.300%, 01/07/16	365	394
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	450	428
Credit Suisse
5.400%, 01/14/20	450	488
Ford Motor Credit LLC
6.625%, 08/15/17	400	451
General Electric Capital
5.300%, 02/11/21	525	566
General Electric Capital (MTN)
5.500%, 01/08/20	200	224
4.625%, 01/07/21	265	280
HSBC Bank USA NA
4.875%, 08/24/20	350	373
HSBC Holdings PLC
5.100%, 04/05/21	270	295
International Lease Finance
6.500%, 09/01/14 144A	350	365
JPMorgan Chase
6.125%, 06/27/17	695	784
4.625%, 05/10/21	545	575
3.375%, 05/01/23	235	213
Korea Development Bank
1.000%, 01/22/16	500	491
Merrill Lynch
6.050%, 05/16/16	425	465
Morgan Stanley
4.750%, 03/22/17	230	246
4.875%, 11/01/22	585	576
Morgan Stanley (MTN)
5.450%, 01/09/17	515	560
Nordea Bank AB
4.875%, 05/13/21 144A	575	588
Royal Bank of Canada
1.200%, 09/19/18	705	688
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	600	608
Wachovia Capital Trust III
5.570%, 03/29/49 (A)	550	520
Wells Fargo
3.450%, 02/13/23	390	363
Westpac Banking
2.250%, 07/30/18	735	728

		16,216

Food, Beverage & Tobacco — 0.2%
Diageo Capital PLC
2.625%, 04/29/23	505	461

Healthcare — 0.9%
Johnson & Johnson
5.950%, 08/15/37	463	563
Life Technologies
5.000%, 01/15/21	450	473

	Par (000)	Value (000)

Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	$735	$724

		1,760

Industrials — 1.7%
Amphenol
4.000%, 02/01/22	735	724
Arrow Electronics
4.500%, 03/01/23	105	103
Avnet
5.875%, 06/15/20	350	369
Caterpillar
3.900%, 05/27/21	520	538
CRH America
4.125%, 01/15/16	610	640
Eaton
4.000%, 11/02/32 144A	360	329
General Electric
4.125%, 10/09/42	500	454

		3,157

Insurance — 1.9%
Aflac
3.625%, 06/15/23	560	539
Assurant
2.500%, 03/15/18	500	487
Berkshire Hathaway
3.750%, 08/15/21	575	589
Berkshire Hathaway Finance
4.250%, 01/15/21	430	458
MetLife
6.400%, 12/15/66	520	522
Prudential Financial (MTN)
5.375%, 06/21/20	90	101
4.500%, 11/15/20	95	101
Reinsurance Group of America
6.450%, 11/15/19	625	720

		3,517

Materials — 1.9%
Allegheny Technologies
5.875%, 08/15/23	435	421
ArcelorMittal
7.500%, 10/15/39	435	400
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	1,045	931
Goldcorp
2.125%, 03/15/18	670	644
International Paper
7.500%, 08/15/21	560	688
Newmont Mining
3.500%, 03/15/22	555	486

		3,570

Metals & Mining — 0.3%
Rio Tinto Finance USA PLC
2.250%, 12/14/18	615	595

Real Estate Investment Trusts — 2.2%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	465	435

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trusts — continued
Boston Properties LP
4.125%, 05/15/21	$10	$10
Digital Realty Trust LP
5.875%, 02/01/20	845	913
Health Care REIT
5.250%, 01/15/22	510	541
ProLogis LP
6.625%, 12/01/19	375	439
6.875%, 03/15/20	360	421
4.250%, 08/15/23	340	334
Realty Income
5.750%, 01/15/21	410	448
3.250%, 10/15/22	275	250
4.650%, 08/01/23	255	257

		4,048

Retail — 1.5%
Advance Auto Parts
5.750%, 05/01/20	270	283
4.500%, 01/15/22	75	73
Darden Restaurants
3.350%, 11/01/22	635	578
Kroger
6.400%, 08/15/17	10	11
3.400%, 04/15/22	190	183
3.850%, 08/01/23	200	196
Safeway
4.750%, 12/01/21#	645	652
Wal-Mart Stores
5.250%, 09/01/35	800	861

		2,837

Sovereign Agency — 0.0%
Province of Ontario Canada
0.950%, 05/26/15	35	35

Technology — 1.7%
Apple
2.400%, 05/03/23	735	662
Autodesk
1.950%, 12/15/17	500	486
Hewlett-Packard
4.375%, 09/15/21	975	935
KLA-Tencor
6.900%, 05/01/18	502	581
Xerox
6.400%, 03/15/16	499	554

		3,218

Telecommunications — 1.5%
America Movil SAB de CV
5.000%, 03/30/20	430	456
AT&T
6.300%, 01/15/38	510	566
Bellsouth Capital Funding
7.875%, 02/15/30	155	188
GTE
6.940%, 04/15/28	830	974
Oracle
3.625%, 07/15/23	295	292

	Par (000)	Value (000)

Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	$260	$268

		2,744

Transportation — 0.4%
ERAC USA Finance LLC
2.750%, 03/15/17 144A	305	309
5.625%, 03/15/42 144A	200	203
Penske Truck Leasing LP
3.750%, 05/11/17 144A	300	309

		821

Utilities — 2.0%
Duke Energy
3.550%, 09/15/21	390	388
Duke Energy Carolinas LLC
4.000%, 09/30/42	470	425
Exelon Generation LLC
4.000%, 10/01/20	977	970
MidAmerican Energy Holdings
6.125%, 04/01/36	425	482
NextEra Energy Capital Holdings
4.500%, 06/01/21	410	431
PPL Capital Funding
3.500%, 12/01/22	495	471
Public Service of Colorado
3.200%, 11/15/20	10	10
Puget Sound Energy
5.757%, 10/01/39	395	455
Toledo Edison
7.250%, 05/01/20	56	67

		3,699

Total Corporate Bonds (Cost $60,306)		59,960

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	555	607

Total Municipal Bond (Cost $568)		607

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 22.7%
Federal Home Loan Mortgage Corporation — 1.5%
9.500%, 10/01/20	27	30
8.500%, 09/01/16	1	1
8.000%, 07/01/25	32	37
7.500%, 09/01/30	0	0
6.000%, 09/01/19	10	10
5.500%, 06/01/33	1	1
4.875%, 11/15/13	25	25
4.500%, 07/01/40	1,087	1,144
3.500%, 06/01/42	1,614	1,607
2.779%, 01/01/36 (A)	9	9
2.737%, 12/01/36 (A)	9	9

		2,873

Federal National Mortgage Association — 18.7%
9.000%, 11/01/24	54	63
8.000%, 03/01/31	1	1

See Notes to Schedules of Investments.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association —
6.000%, 09/01/37	$5	$5
6.000%, 09/01/38	1,485	1,649
5.500%, 12/01/33	1,287	1,402
5.500%, 05/01/35	388	424
5.500%, 03/01/36	34	38
5.000%, 08/01/37	7	7
5.000%, 03/01/40	1,669	1,827
4.500%, 02/01/39	13	13
4.500%, 10/01/39	4,287	4,524
4.500%, 07/01/40	48	51
4.500%, 04/01/41	712	752
4.000%, 03/01/26	888	936
4.000%, 09/01/39	25	26
4.000%, 11/01/40	1,817	1,875
4.000%, 01/01/41	1,267	1,310
4.000%, 02/01/41	1,285	1,325
4.000%, 11/01/41	44	45
4.000%, 12/01/41	1,149	1,185
4.000%, 02/01/42	977	1,008
4.000%, 07/01/42	1,439	1,486
3.500%, 09/01/26	1,615	1,690
3.500%, 03/01/41	1,754	1,751
3.500%, 06/01/42	1,948	1,945
3.500%, 08/01/42	47	47
3.500%, 10/01/42	1,897	1,894
3.500%, 11/01/42	1,454	1,452
3.500%, 02/01/43	1,908	1,906
3.000%, 06/01/27	844	863
3.000%, 10/01/27	743	760
3.000%, 11/01/27	882	903
3.000%, 11/01/42	1,854	1,775
2.361%, 08/01/35 (A)	7	8
0.500%, 05/27/15	50	50

		34,996

Government National Mortgage Association — 2.5%
8.500%, 11/15/21	27	28
8.500%, 07/15/22	5	6
8.250%, 04/20/17	2	1
8.000%, 01/15/30	180	207
6.500%, 04/15/32	1	1
6.500%, 06/15/32	58	65
6.000%, 01/15/32	1	1
4.500%, 07/15/39	942	1,004
4.500%, 06/15/41	25	27
4.000%, 09/15/41	1,448	1,514
3.500%, 07/15/42	22	22
3.500%, 12/20/42	1,775	1,793

		4,669

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $42,771)		42,538

U.S. TREASURY OBLIGATIONS — 36.3%
U.S. Treasury Bonds — 5.7%
4.500%, 02/15/36	4,856	5,579
3.750%, 08/15/41	4,925	4,988

		10,567

	Par (000)	Value (000)

U.S. Treasury Notes — 30.6%
3.000%, 09/30/16	$270	$288
2.625%, 01/31/18	305	321
2.625%, 11/15/20	2,245	2,298
2.250%, 01/31/15	16,975	17,448
1.625%, 08/15/22	615	563
1.500%, 08/31/18	8,585	8,531
1.250%, 10/31/15	2,760	2,806
0.375%, 01/15/16	8,520	8,486
0.250%, 01/31/15	16,520	16,519

		57,260

Total U.S. Treasury Obligations (Cost $68,462)		67,827

	Number of Shares
MONEY MARKET FUND — 3.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	7,161,364	7,161

Total Money Market Fund (Cost $7,161)		7,161

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.6% (Cost $187,268)		186,269

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.3%
Money Market Fund — 0.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	651,087	651

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $651)		651

TOTAL INVESTMENTS — 99.9% (Cost $187,919)*		186,920

Other Assets & Liabilities – 0.1%		151

TOTAL NET ASSETS — 100.0%		$187,071

*	Aggregate cost for Federal income tax purposes is (000) $188,792.

Gross unrealized appreciation (000)	$1,693
Gross unrealized depreciation (000)	(3,565)

Net unrealized depreciation (000)	$(1,872)

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 629 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,792 (000) and represents 2.0% of net assets as of August 31, 2013.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Securities	$–	$3,426	$–	$3,426
Commercial Mortgage-Backed Securities	–	4,750	–	4,750
Corporate Bonds	–	59,960	–	59,960
Money Market Fund	7,161	–	–	7,161
Municipal Bond	–	607	–	607
Short Term Investment Purchased with Collateral From Securities Loaned	651	–	–	651
U.S. Government Agency Mortgage-Backed Obligations	–	42,538	–	42,538
U.S. Treasury Obligations	–	67,827	–	67,827

Total Assets - Investments in Securities	$7,812	$179,108	$–	$186,920

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Government Mortgage Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 95.7%
Federal Home Loan Mortgage Corporation — 9.9%
9.000%, 04/01/16 to 09/01/20	$25	$27
8.500%, 11/01/18 to 01/01/22	28	30
8.000%, 02/01/17 to 03/01/22	22	23
7.500%, 05/15/22	31	35
7.000%, 05/01/31	19	22
6.000%, 10/01/32	210	232
5.500%, 03/01/28	120	132
4.500%, 03/01/40 to 07/01/40	2,727	2,884
4.000%, 09/01/40 to 01/01/41	1,187	1,222
3.500%, 06/01/42 to 12/01/42	2,737	2,726
3.000%, 04/01/43	544	519

		7,852

Federal National Mortgage Association — 69.0%
10.000%, 06/01/21	5	5
9.000%, 02/01/17 to 10/01/19	5	6
8.500%, 11/01/21 to 09/01/23	11	12
8.000%, 02/01/23 to 03/01/23	5	6
7.500%, 09/01/22 to 07/01/31	124	147
7.000%, 12/01/15 to 09/01/31	63	67
6.500%, 04/01/16 to 02/01/38	1,843	2,045
6.000%, 06/01/27 to 01/01/37	2,724	3,006
5.500%, 09/01/17 to 01/01/35	3,535	3,854
5.000%, 11/01/20 to 10/01/39	3,552	3,848
4.500%, 06/01/20 to 08/01/40	8,824	9,356
4.000%, 07/01/25 to 03/01/42	9,457	9,776
3.500%, 08/01/26 to 01/01/43	13,701	13,792
3.000%, 04/01/27 to 12/01/42	7,119	7,009
2.500%, 03/01/28	1,639	1,624

		54,553

Government National Mortgage Association — 16.8%
14.000%, 07/15/14 to 02/15/15	2	2
13.500%, 07/15/14 to 01/20/15	7	7
13.000%, 08/15/14 to 06/15/15	5	5
12.500%, 10/15/13 to 11/20/15	17	17
12.000%, 03/15/14 to 08/15/15	18	19
11.500%, 08/15/14	2	2
9.250%, 12/20/16 to 05/15/21	25	25
9.000%, 04/15/16 to 11/15/24	115	123
8.750%, 12/15/16	23	23
8.500%, 02/15/17 to 09/15/24	104	111
8.000%, 04/15/17 to 05/20/30	369	424
7.500%, 09/20/15 to 09/20/30	590	642
7.000%, 09/20/15 to 06/15/32	945	1,092
6.500%, 10/15/22 to 09/15/31	992	1,112
5.000%, 10/15/39	1,663	1,802
4.500%, 03/15/39 to 08/15/39	2,792	2,984
4.000%, 09/15/39 to 10/15/41	2,897	3,021
3.500%, 07/15/42 to 01/20/43	1,848	1,867

		13,278

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $75,260)		75,683

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Note — 3.5%
0.375%, 02/15/16	$2,800	$2,787

Total U.S. Treasury Obligations (Cost $2,800)		2,787

	Number of Shares
MONEY MARKET FUND — 0.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	556,935	557

Total Money Market Fund (Cost $557)		557

TOTAL INVESTMENTS — 99.9% (Cost $78,617)*		79,027

Other Assets & Liabilities – 0.1%		76

TOTAL NET ASSETS — 100.0%		$79,103

*	Aggregate cost for Federal income tax purposes is (000) $78,618.

Gross unrealized appreciation (000)	$2,291
Gross unrealized depreciation (000)	(1,882)

Net unrealized appreciation (000)	$409

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Fund	$557	$–	$–	$557
U.S. Government Agency Mortgage- Backed Obligations	–	75,683	–	75,683
U.S. Treasury Obligations	–	2,787	–	2,787

Total Assets - Investments in Securities	$557	$78,470	$–	$79,027

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC High Yield Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 92.8%
Aerospace — 1.5%
Spirit Aerosystems
6.750%, 12/15/20	$325	$341

Automotive — 0.0%
General Motors Escrow Bond
8.375%, 12/31/49 (A) (B)	405	–

Cable — 8.5%
AMC Networks
7.750%, 07/15/21	375	414
Belo
8.000%, 11/15/16	150	157
7.750%, 06/01/27	450	475
DISH DBS
7.750%, 05/31/15	100	108
Sinclair Television Group
6.125%, 10/01/22	100	99
Time Warner Entertainment LP
8.375%, 03/15/23	630	724

		1,977

Consumer Services — 17.0%
Block Financial LLC
5.500%, 11/01/22	400	402
Carnival PLC
7.875%, 06/01/27	58	70
Cedar Fair LP
5.250%, 03/15/21 144A	275	263
H&E Equipment Services
7.000%, 09/01/22	208	221
Live Nation Entertainment
8.125%, 05/15/18 144A	190	207
7.000%, 09/01/20 144A	300	312
LKQ
4.750%, 05/15/23 144A	250	230
NAI Entertainment Holdings LLC
8.250%, 12/15/17 144A	69	75
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	455	470
Regal Cinemas
8.625%, 07/15/19	225	243
Regal Entertainment Group
5.750%, 06/15/23	125	117
Royal Caribbean Cruises
11.875%, 07/15/15	95	111
7.500%, 10/15/27	366	390
SIWF Merger Sub
6.250%, 06/01/21 144A	250	247
Sotheby’s
5.250%, 10/01/22 144A	450	425
Speedway Motorsports
6.750%, 02/01/19	158	167

		3,950

Energy — 9.8%
Chesapeake Energy
9.500%, 02/15/15	200	221
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	100	108
Continental Resources
8.250%, 10/01/19	200	220

	Par (000)	Value (000)

Denbury Resources
8.250%, 02/15/20	$300	$330
Peabody Energy
7.875%, 11/01/26	500	499
Plains Exploration & Production
6.875%, 02/15/23	300	319
Samson Investment
10.250%, 02/15/20 144A	325	339
Tesoro
5.375%, 10/01/22	245	234

		2,270

Financials — 8.5%
Bank of America
8.000%, 12/29/49 (C)	392	432
Barclays Bank PLC
7.625%, 11/21/22#	440	429
BBVA US Senior SA Unipersonal
4.664%, 10/09/15	200	207
JPMorgan Chase
7.900%, 04/29/49 (C)	200	221
Wachovia Capital Trust III
5.570%, 03/29/49 (C)	500	472
Wells Fargo
7.980%, 03/29/49 (C)	200	223

		1,984

Food, Beverage & Tobacco — 3.5%
Constellation Brands
6.000%, 05/01/22	100	106
HJ Heinz Finance
6.750%, 03/15/32	600	612
TreeHouse Foods
7.750%, 03/01/18	100	106

		824

Health Care Services — 2.0%
DaVita HealthCare Partners
5.750%, 08/15/22	475	470

Healthcare — 6.2%
Endo Health Solutions
7.000%, 07/15/19	390	399
HCA
8.500%, 04/15/19	462	499
7.875%, 02/15/20	200	215
Select Medical
6.375%, 06/01/21 144A	350	331

		1,444

Industrials — 12.7%
Bombardier
7.750%, 03/15/20 144A	250	279
Clean Harbors
5.125%, 06/01/21	100	97
Darling International
8.500%, 12/15/18	100	110
Erickson Air-Crane
8.250%, 05/01/20 144A	436	429
Huntington Ingalls Industries
6.875%, 03/15/18	200	216

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — continued
Interface
7.625%, 12/01/18	$65	$70
K Hovnanian Enterprises
7.250%, 10/15/20 144A	250	264
Masco
7.750%, 08/01/29	262	286
Owens-Illinois
7.800%, 05/15/18	100	114
Pulte Group
7.875%, 06/15/32	613	628
USG
8.375%, 10/15/18 144A	275	301
7.875%, 03/30/20 144A	150	164

		2,958

Insurance — 1.0%
Metlife Capital Trust IV
7.875%, 12/15/67 144A	200	227

Materials — 8.7%
Allegheny Technologies
5.875%, 08/15/23	500	484
APERAM
7.750%, 04/01/18 144A	50	48
ArcelorMittal
10.350%, 06/01/19	375	444
Barrick Gold
4.100%, 05/01/23 144A	525	461
Chemtura
5.750%, 07/15/21	250	247
Clearwater Paper
7.125%, 11/01/18	175	188
Sealed Air
5.250%, 04/01/23 144A	150	143

		2,015

Real Estate Investment Trusts — 1.7%
Felcor Lodging LP
5.625%, 03/01/23	325	302
RHP Hotel Properties LP
5.000%, 04/15/21 144A	100	93

		395

Retail — 1.7%
L Brands
8.500%, 06/15/19	335	396

Technology — 1.9%
ManTech International
7.250%, 04/15/18	175	184
NCR
4.625%, 02/15/21	75	72
VeriSign
4.625%, 05/01/23 144A	200	187

		443

Telecommunications — 1.3%
SBA Telecommunications
5.750%, 07/15/20	300	302

	Par (000)	Value (000)

Transportation — 3.9%
Florida East Coast Railway
8.125%, 02/01/17	$425	$448
PHI
8.625%, 10/15/18	435	460

		908

Utilities — 2.9%
Calpine
7.875%, 01/15/23 144A	370	397
Puget Energy
6.000%, 09/01/21	250	273

		670

Total Corporate Bonds (Cost $21,615)		21,574

	Number of Shares
COMMON STOCKS — 0.8%
Automotive — 0.3%
General Motors*	1,645	56
Motors Liquidation GUC Trust*	413	12

		68

Industrials — 0.5%
HMH Holdings Delaware* (A) (D)	3,507	107

Total Common Stocks (Cost $182)		175

PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae*	3,000	16
Freddie Mac*	3,000	15

		31

Total Preferred Stocks (Cost $149)		31

WARRANTS — 0.3%
Automotive — 0.3%
General Motors, Cl A*	1,496	37
General Motors, Cl B*	1,496	25

Total Warrants (Cost $114)		62

MONEY MARKET FUND — 4.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,019,600	1,020

Total Money Market Fund (Cost $1,020)		1,020

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 98.4% (Cost $23,080)		22,862

See Notes to Schedules of Investments.

PNC High Yield Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Number of Shares	Value (000)
SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.0%
Money Market Fund — 0.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	611	$1

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1)		1

TOTAL INVESTMENTS — 98.4% (Cost $23,081)**		22,863

Other Assets & Liabilities – 1.6%		373

TOTAL NET ASSETS — 100.0%		$23,236

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $23,082.

Gross unrealized appreciation (000)	$369
Gross unrealized depreciation (000)	(588)

Net unrealized depreciation (000)	$(219)

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1 (000).
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Security in default.
(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2013.
(D)	Illiquid Security. Total value of illiquid securities is $107 (000) and represents 0.5% of net assets as of August 31, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $5,892 (000) and represents 25.4% of net assets as of August 31, 2013.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$68	$–	$107	$175
Corporate Bonds	–	21,574	–	21,574
Money Market Fund	1,020	–	–	1,020
Preferred Stocks	31	–	–	31
Warrants	62	–	–	62
Short Term Investment Purchased with Collateral From Securities Loaned	1	–	–	1

Total Assets - Investments in Securities	$1,182	$21,574	$107	$22,863

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 3.0%
Automotive — 1.3%
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	$590	$589
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	1,450	1,447
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	1,030	1,026
Volkswagen Auto Lease Trust,
Series 2011-A, Cl A3
1.200%, 10/20/14	28	28
Volkswagen Auto Loan Enhanced Trust,
Series 2013-1, Cl A3
0.560%, 08/21/17	1,665	1,651

		4,741

Credit Cards — 1.5%
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	1,405	1,402
Discover Card Execution Note Trust,
Series 2013-A2, Cl A2
0.690%, 08/15/18	1,540	1,527
GE Capital Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	840
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,788

		5,557

Equipment — 0.0%
John Deere Owner Trust,
Series 2012-A, Cl A3
0.750%, 03/15/16	48	48

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	631

Total Asset Backed Securities (Cost $11,070)		10,977

COLLATERALIZED MORTGAGE OBLIGATION — 1.0%
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	3,496	3,753

Total Collateralized Mortgage Obligation (Cost $3,521)		3,753

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITY — 0.6%
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	$2,026	$2,051

Total Commercial Mortgage-Backed Security (Cost $2,185)		2,051

CORPORATE BONDS — 40.4%
Automotive — 0.4%
BorgWarner
4.625%, 09/15/20	1,323	1,385

Cable — 1.3%
DIRECTV Holdings LLC
4.600%, 02/15/21	1,825	1,828
Discovery Communications LLC
3.300%, 05/15/22	690	650
News America
3.000%, 09/15/22	1,000	921
Viacom
3.250%, 03/15/23	1,375	1,255
4.250%, 09/01/23	265	262

		4,916

Consumer Discretionary — 0.7%
ERAC USA Finance LLC
2.800%, 11/01/18 144A	250	248
Hasbro
6.300%, 09/15/17	1,306	1,471
Marriott International
3.000%, 03/01/19	900	902

		2,621

Consumer Staples — 0.4%
Procter & Gamble
0.187%, 02/06/14 (A)	1,360	1,360

Energy — 4.1%
Anadarko Petroleum
8.700%, 03/15/19	1,055	1,349
Boardwalk Pipelines LP
3.375%, 02/01/23	1,205	1,093
BP Capital Markets PLC
1.375%, 05/10/18	300	289
3.245%, 05/06/22	1,065	1,013
EQT
8.125%, 06/01/19	1,115	1,339
Hess
8.125%, 02/15/19	1,101	1,369
Kinder Morgan Energy Partners LP
5.800%, 03/01/21	600	666
4.150%, 03/01/22	840	833
Nexen
6.200%, 07/30/19	940	1,087
ONEOK Partners LP
3.250%, 02/01/16	895	930
Petrobras Global Finance BV
2.000%, 05/20/16	255	251
Petrobras International Finance
3.875%, 01/27/16	1,440	1,477
Petroleos Mexicanos
3.500%, 07/18/18 144A	560	565

See Notes to Schedules of Investments.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
6.000%, 03/05/20	$235	$259
Weatherford International
5.125%, 09/15/20	1,135	1,175
Williams Partners LP
5.250%, 03/15/20	1,260	1,345
4.125%, 11/15/20	20	20

		15,060

Financials — 12.4%
Abbey National Treasury Services PLC
3.050%, 08/23/18	540	541
American Express
1.550%, 05/22/18	640	619
American Express Credit
0.774%, 07/29/16 (A)	1,050	1,052
Bank of America
5.625%, 07/01/20	1,485	1,632
Bank of America (MTN)
3.300%, 01/11/23	540	498
Bank of Montreal (MTN)
0.745%, 09/11/15 (A)	2,245	2,256
Bank of New York Mellon
3.550%, 09/23/21	990	1,000
Bank of Nova Scotia
1.375%, 12/18/17	770	747
BB&T (MTN)
2.150%, 03/22/17	730	732
6.850%, 04/30/19	10	12
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	1,160	1,170
BNP Paribas SA (MTN)
2.700%, 08/20/18	1,350	1,343
Canadian Imperial Bank of Commerce
0.786%, 07/18/16 (A)	665	666
Capital One Financial
3.500%, 06/15/23 144A	1,745	1,635
Citigroup
4.875%, 05/07/15	1,826	1,926
5.300%, 01/07/16	885	956
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	1,150	1,093
Credit Suisse
5.400%, 01/14/20	1,525	1,653
ERAC USA Finance LLC
2.750%, 03/15/17 144A	720	729
Ford Motor Credit LLC
6.625%, 08/15/17	1,110	1,252
General Electric Capital
5.300%, 02/11/21	990	1,067
General Electric Capital (MTN)
5.500%, 01/08/20	1,725	1,934
HSBC Bank USA NA
4.875%, 08/24/20	1,865	1,986
JPMorgan Chase
6.125%, 06/27/17	816	920
4.625%, 05/10/21	1,150	1,214
3.375%, 05/01/23	1,150	1,042
Korea Development Bank
1.000%, 01/22/16	1,000	982
Mellon Funding
5.500%, 11/15/18	1,164	1,316

	Par (000)	Value (000)
Merrill Lynch
6.050%, 05/16/16	$1,150	$1,257
Morgan Stanley
5.450%, 01/09/17	1,485	1,615
4.875%, 11/01/22	1,235	1,217
Nordea Bank AB
4.875%, 05/13/21 144A	925	947
Royal Bank of Canada
1.200%, 09/19/18	1,505	1,469
Royal Bank of Canada (MTN)
1.150%, 03/13/15	10	10
Santander US Debt SA Unipersonal
2.991%, 10/07/13 144A	1,000	1,002
Svenska Handelsbanken AB
3.125%, 07/12/16	660	689
US Bancorp (MTN)
2.950%, 07/15/22	1,300	1,212
Wachovia
5.625%, 10/15/16	1,510	1,686
Wells Fargo
5.625%, 12/11/17	5	6
3.450%, 02/13/23	660	614
Westpac Banking
2.250%, 07/30/18	1,305	1,293

		44,990

Food, Beverage & Tobacco — 1.6%
Anheuser-Busch InBev Worldwide
5.000%, 04/15/20	1,000	1,119
Coca-Cola
0.223%, 03/14/14 (A)	1,670	1,670
ConAgra Foods
7.000%, 04/15/19	1,185	1,401
Diageo Capital PLC
2.625%, 04/29/23	1,180	1,076
Mondelez International
5.375%, 02/10/20	495	552

		5,818

Healthcare — 3.3%
AbbVie
1.200%, 11/06/15 144A	1,535	1,539
Amgen
3.450%, 10/01/20	795	792
3.875%, 11/15/21	415	416
GlaxoSmithKline Capital PLC
2.850%, 05/08/22	840	800
Johnson & Johnson
0.354%, 05/15/14 (A)	2,365	2,368
Life Technologies
5.000%, 01/15/21	850	894
Mead Johnson Nutrition
3.500%, 11/01/14	1,350	1,383
Medtronic
1.375%, 04/01/18	605	587
Quest Diagnostics
1.123%, 03/24/14 (A)	1,322	1,325
Sanofi
4.000%, 03/29/21	960	1,006
UnitedHealth Group
1.400%, 10/15/17	955	930

		12,040

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — 1.1%
CRH America
4.125%, 01/15/16	$1,195	$1,254
Koninklijke Philips Electronics NV
3.750%, 03/15/22	1,205	1,191
Republic Services
5.000%, 03/01/20	850	917
Roper Industries
2.050%, 10/01/18	655	638

		4,000

Insurance — 2.0%
ACE INA Holdings
2.600%, 11/23/15	490	508
Aflac
3.625%, 06/15/23	1,155	1,112
Aon
3.500%, 09/30/15	1,270	1,331
Assurant
2.500%, 03/15/18	775	754
Berkshire Hathaway
3.750%, 08/15/21	1,870	1,916
Prudential Financial (MTN)
5.375%, 06/21/20	350	392
4.500%, 11/15/20	275	293
Reinsurance Group of America
6.450%, 11/15/19	955	1,100

		7,406

Materials — 1.4%
Allegheny Technologies
5.875%, 08/15/23	665	643
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	1,320	1,176
Goldcorp
2.125%, 03/15/18	1,215	1,169
International Paper
7.500%, 08/15/21	905	1,112
Newmont Mining
3.500%, 03/15/22	1,015	889

		4,989

Real Estate Investment Trusts — 2.4%
American Campus Communities Operating
Partnership LP
3.750%, 04/15/23	1,000	936
Boston Properties LP
4.125%, 05/15/21	1,175	1,197
Digital Realty Trust LP
5.875%, 02/01/20	1,345	1,453
Health Care REIT
4.950%, 01/15/21	1,160	1,216
ProLogis LP
6.625%, 12/01/19	505	591
6.875%, 03/15/20	730	854
4.250%, 08/15/23	815	800
Realty Income
3.250%, 10/15/22	1,115	1,013
4.650%, 08/01/23	530	535

		8,595

	Par (000)	Value (000)
Retail — 1.9%
Advance Auto Parts
4.500%, 01/15/22	$590	$572
Darden Restaurants
3.350%, 11/01/22	1,250	1,138
Kroger
3.400%, 04/15/22	1,240	1,197
Lowe’s
4.625%, 04/15/20	10	11
Safeway
3.950%, 08/15/20#	1,250	1,238
Target
0.436%, 07/18/14 (A)	1,513	1,515
Yum! Brands
3.750%, 11/01/21	1,165	1,151

		6,822

Sovereign Agency — 0.0%
Province of Ontario Canada
0.950%, 05/26/15	20	20

Technology — 2.8%
Amphenol
4.750%, 11/15/14	750	784
4.000%, 02/01/22	810	798
Apple
2.400%, 05/03/23	1,455	1,311
Autodesk
1.950%, 12/15/17	1,145	1,112
EMC
2.650%, 06/01/20	980	957
Google
3.625%, 05/19/21	15	15
Hewlett-Packard
4.375%, 09/15/21	1,870	1,792
Intel
1.350%, 12/15/17	1,000	978
3.300%, 10/01/21	40	40
KLA-Tencor
6.900%, 05/01/18	1,185	1,373
Xerox
6.400%, 03/15/16	760	844
4.500%, 05/15/21	265	274

		10,278

Telecommunications — 2.6%
America Movil SAB de CV
5.000%, 03/30/20	1,485	1,573
AT&T
4.450%, 05/15/21	1,750	1,849
Corning
4.250%, 08/15/20	1,185	1,283
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	505	521
Verizon Communications
4.600%, 04/01/21	2,625	2,766
Vodafone Group PLC
1.500%, 02/19/18	1,545	1,484

		9,476

Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	640	603

See Notes to Schedules of Investments.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Transportation — continued
Penske Truck Leasing LP
3.750%, 05/11/17 144A	$775	$799

		1,402

Utilities — 1.6%
Exelon Generation LLC
4.000%, 10/01/20	2,875	2,854
Metropolitan Edison
7.700%, 01/15/19	900	1,089
Northeast Utilities
1.450%, 05/01/18	530	510
Peco Energy
5.350%, 03/01/18	15	17
PPL Capital Funding
3.500%, 12/01/22	1,505	1,433
Toledo Edison
7.250%, 05/01/20	1	1
Union Electric
4.650%, 10/01/13	50	50
Wisconsin Electric Power
6.000%, 04/01/14	20	21

		5,975

Total Corporate Bonds (Cost $147,695)		147,153

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.2%
Federal National Mortgage Association — 4.2%
4.500%, 01/01/41	74	78
4.500%, 08/01/41	1,159	1,224
4.000%, 10/01/25	35	37
4.000%, 10/01/40	28	29
4.000%, 11/01/40	24	24
4.000%, 01/01/41	2,975	3,077
4.000%, 02/01/41	2,230	2,301
4.000%, 03/01/41	59	61
4.000%, 12/01/41	52	54
3.500%, 10/01/26	1,259	1,315
3.500%, 10/01/42	3,553	3,547
3.000%, 10/01/27	3,357	3,434

		15,181

Government National Mortgage Association — 0.0%
5.500%, 05/15/17	8	9

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $15,428)		15,190

U.S. TREASURY OBLIGATIONS — 49.9%
U.S. Treasury Notes — 49.9%
3.000%, 09/30/16	26,052	27,760
2.625%, 11/15/20	8,960	9,171
2.375%, 08/31/14	38,403	39,245
2.250%, 01/31/15	16,690	17,155

	Par (000)	Value (000)
2.125%, 08/15/21	$11,340	$11,056
1.500%, 08/31/18	24,695	24,541
1.250%, 08/31/15	5,265	5,352
1.250%, 10/31/15	8,360	8,501
1.000%, 03/31/17	765	762
0.375%, 01/15/16	25,925	25,822
0.250%, 09/15/14	12,215	12,226

Total U.S. Treasury Obligations (Cost $183,346)		181,591

	Number of Shares
MONEY MARKET FUND — 0.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	827,461	827

Total Money Market Fund (Cost $827)		827

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.3% (Cost $364,072)		361,542

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.4%

Money Market Fund — 0.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,255,657	1,256

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1,256)		1,256

TOTAL INVESTMENTS — 99.7% (Cost $365,328)*		362,798

Other Assets & Liabilities – 0.3%		1,144

TOTAL NET ASSETS — 100.0%		$363,942

*	Aggregate cost for Federal income tax purposes is (000) $365,874.

Gross unrealized appreciation (000)	$2,811
Gross unrealized depreciation (000)	(5,887)

Net unrealized depreciation (000)	$(3,076)

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,225 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,464 (000) and represents 2.1% of net assets as of August 31, 2013.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Securities	$–	$10,977	$–	$10,977
Collateralized Mortgage Obligation	–	3,753	–	3,753
Commercial Mortgage-Backed Security	–	2,051	–	2,051
Corporate Bonds	–	147,153	–	147,153
Money Market Fund	827	–	–	827
Short Term Investment Purchased with Collateral From Securities Loaned	1,256	–	–	1,256
U.S. Government Agency Mortgage-Backed Obligations	–	15,190	–	15,190
U.S. Treasury Obligations	–	181,591	–	181,591

Total Assets - Investments in Securities	$2,083	$360,715	$–	$362,798

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 14.6%
Automotive — 8.1%
Bank of America Auto Trust,
Series 2012-1, Cl A3
0.780%, 06/15/16	$1,500	$1,503
BMW Vehicle Owner Trust,
Series 2011-A, Cl A3
0.760%, 08/25/15	1,764	1,766
Ford Credit Auto Lease Trust,
Series 2013-A, Cl A3
0.600%, 03/15/16	1,250	1,248
Ford Credit Auto Lease Trust,
Series 2012-A, Cl A2
0.630%, 04/15/14	56	56
Honda Auto Receivables Owner Trust,
Series 2011-1, Cl A3
1.130%, 10/15/14	242	243
Honda Auto Receivables Owner Trust,
Series 2013-2, Cl A3
0.530%, 02/16/17	1,485	1,479
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	1,380	1,378
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A4
1.630%, 03/15/17	3,060	3,095
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	675	676
Mercedes-Benz Auto Receivables Trust,
Series 2011-I, Cl A3
0.850%, 03/16/15	651	652
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	1,575	1,569
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.950%, 02/16/16	1,650	1,656
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A3
0.840%, 11/15/17	1,670	1,668
Toyota Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.680%, 06/15/15	4,628	4,633
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	4,805	4,873
World Omni Auto Receivables Trust,
Series 2011-A, Cl A3
1.110%, 05/15/15	614	615

		27,110

Credit Cards — 4.0%
Chase Issuance Trust,
Series 2012-A3, Cl A3
0.790%, 06/15/17	5,860	5,874
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	4,470	4,460

	Par (000)	Value (000)

GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	$2,945	$2,957

		13,291

Equipment — 1.2%
John Deere Owner Trust,
Series 2011-A, Cl A3
1.290%, 01/15/16	395	397
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	3,850	3,838

		4,235

Mortgage Related — 0.0%
GE Mortgage Services LLC,
Series 1999-HE1, Cl A7
6.265%, 04/25/29	14	13

Utilities — 1.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1 Cl A1
0.901%, 04/15/18	4,116	4,110
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	148	150

		4,260

Total Asset Backed Securities (Cost $48,932)		48,909

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	2,065	2,204
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	1,629	1,738
Fannie Mae, Series 2011-29, Cl PE
3.500%, 09/25/36	1,595	1,640
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	1,365	1,416
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	2,116	2,263
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	706	747
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	2,187	2,294
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	2,181	2,281
Ginnie Mae, Series 2010-30, Cl NG
3.000%, 04/16/33	859	877

Total Collateralized Mortgage Obligations (Cost $15,524)		15,460

See Notes to Schedules of Investments.

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITY — 0.9%
Freddie Mac Multi-Family Structured Pass Thru
Certificates, Series K501, Cl A1
1.337%, 06/25/16	$3,184	$3,192

Total Commercial Mortgage-Backed Security (Cost $3,182)		3,192

CORPORATE BONDS — 30.3%
Automotive — 1.6%
Daimler Finance North America LLC
1.250%, 01/11/16 144A	1,400	1,394
Toyota Motor Credit (MTN)
2.050%, 01/12/17	2,710	2,743
Volkswagen International Finance NV
1.150%, 11/20/15 144A	1,300	1,305

		5,442

Cable — 1.4%
DIRECTV Holdings LLC
3.550%, 03/15/15	810	838
3.125%, 02/15/16	450	463
NBCUniversal Media LLC
3.650%, 04/30/15	1,700	1,781
Viacom
6.250%, 04/30/16	1,465	1,637

		4,719

Consumer Discretionary — 0.4%
Carnival
1.200%, 02/05/16	1,520	1,518

Energy — 1.5%
BP Capital Markets PLC
3.875%, 03/10/15	1,175	1,231
0.700%, 11/06/15	1,040	1,035
Kinder Morgan Energy Partners LP
5.625%, 02/15/15	1,000	1,067
Marathon Oil
0.900%, 11/01/15	1,700	1,695

		5,028

Financials — 14.7%
American Express Credit
1.300%, 07/29/16	800	801
Bank of America
1.500%, 10/09/15	3,490	3,497
Capital One Financial
1.000%, 11/06/15	2,705	2,686
Citigroup
6.010%, 01/15/15	2,475	2,637
1.250%, 01/15/16	990	981
Commonwealth Bank of Australia
2.125%, 03/17/14 144A	950	956
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125%, 10/13/15	2,470	2,528
Credit Suisse USA
5.125%, 08/15/15	2,950	3,187
General Electric Capital
2.900%, 01/09/17	3,400	3,517
Goldman Sachs Group
3.300%, 05/03/15	2,678	2,771
HSBC Bank USA NA
4.625%, 04/01/14	2,158	2,206

	Par (000)	Value (000)

HSBC USA
2.375%, 02/13/15	$1,235	$1,263
JPMorgan Chase
1.125%, 02/26/16	1,600	1,596
3.150%, 07/05/16	2,130	2,224
Morgan Stanley
4.100%, 01/26/15	1,900	1,969
1.750%, 02/25/16	685	685
National Australia Bank NY
0.900%, 01/20/16	800	794
1.300%, 07/25/16	1,200	1,198
National Australia Bank NY (MTN)
2.000%, 03/09/15	1,000	1,019
Nordea Bank AB
2.250%, 03/20/15 144A	500	510
0.875%, 05/13/16 144A	2,000	1,975
Royal Bank of Canada
1.125%, 07/21/16	3,400	3,376
Wachovia
5.625%, 10/15/16	1,540	1,719
Wells Fargo (STEP)
3.676%, 06/15/16	1,735	1,843
Westpac Banking
0.950%, 01/12/16	3,250	3,237

		49,175

Food, Beverage & Tobacco — 0.9%
Anheuser-Busch
5.600%, 03/01/17	1,200	1,354
Kraft Foods Group
1.625%, 06/04/15	900	912
Nabisco
7.550%, 06/15/15	633	704

		2,970

Healthcare — 1.5%
AbbVie
1.200%, 11/06/15	2,600	2,607
Baxter International
0.950%, 06/01/16	840	836
Teva Pharmaceutical Finance II BV
3.000%, 06/15/15	1,600	1,655

		5,098

Industrials — 0.6%
Eaton
0.950%, 11/02/15 144A	1,000	998
Enterprise Products Operating LLC
1.250%, 08/13/15	950	954

		1,952

Insurance — 1.4%
Berkshire Hathaway
1.900%, 01/31/17	2,700	2,731
Prudential Financial (MTN)
3.875%, 01/14/15	1,788	1,861

		4,592

Materials — 0.7%
Barrick Gold
1.750%, 05/30/14	1,300	1,305

See Notes to Schedules of Investments.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Materials — continued
Rio Tinto Finance USA PLC
1.375%, 06/17/16	$925	$920

		2,225

Retail — 0.7%
Kroger
7.500%, 01/15/14	925	948
Walgreen
1.000%, 03/13/15	1,255	1,259

		2,207

Technology — 1.6%
Hewlett-Packard
2.350%, 03/15/15	2,600	2,638
Johnson Controls
5.500%, 01/15/16	1,270	1,388
Thomson Reuters
0.875%, 05/23/16	1,420	1,409

		5,435

Telecommunications — 2.1%
AT&T
2.400%, 08/15/16	2,700	2,775
Verizon Communications
0.700%, 11/02/15	1,200	1,195
Verizon New England
4.750%, 10/01/13	1,460	1,464
Vodafone Group PLC
0.900%, 02/19/16	1,750	1,743

		7,177

Utilities — 1.2%
Exelon Generation LLC
5.350%, 01/15/14	1,720	1,750
NextEra Energy Capital Holdings
1.200%, 06/01/15	1,725	1,731
Xcel Energy
0.750%, 05/09/16	550	543

		4,024

Total Corporate Bonds (Cost $101,425)		101,562

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.6%
Federal Home Loan Mortgage Corporation — 1.0%
6.000%, 05/01/21	405	428
5.500%, 03/01/22	364	394
5.500%, 04/01/22	475	514
4.500%, 02/01/19	363	389
4.500%, 05/01/19	1,126	1,185
2.796%, 03/01/36 (A)	427	451

		3,361

Federal National Mortgage Association — 4.6%
6.000%, 09/01/16	97	102
5.500%, 09/01/17	264	279
5.500%, 10/01/17	103	108
5.500%, 11/01/18	279	295
5.000%, 06/01/18	259	276
5.000%, 12/01/21	417	443
4.500%, 04/01/14	15	16

	Par (000)	Value (000)

4.500%, 06/01/21	$1,151	$1,217
4.000%, 08/01/21	589	626
3.500%, 06/01/20	1,638	1,726
3.500%, 11/01/20	1,582	1,667
3.000%, 01/01/22	2,341	2,423
3.000%, 06/01/22	3,231	3,344
2.817%, 04/01/35 (A)	573	610
2.756%, 12/01/34 (A)	266	282
2.648%, 01/01/36 (A)	560	592
2.621%, 08/01/33 (A)	402	428
2.415%, 11/01/32 (A)	47	47
2.341%, 07/01/34 (A)	381	410
2.297%, 09/01/36 (A)	468	497

		15,388

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $18,268)		18,749

U.S. TREASURY OBLIGATIONS — 42.3%
U.S. Treasury Notes — 42.3%
2.250%, 01/31/15	32,700	33,611
2.125%, 11/30/14	16,910	17,312
2.000%, 11/30/13	4,880	4,903
1.000%, 05/15/14	20,270	20,395
0.500%, 08/15/14	22,715	22,789
0.375%, 04/15/15	19,250	19,266
0.375%, 02/15/16	435	433
0.250%, 08/15/15	6,990	6,968
0.250%, 12/15/15	9,615	9,558
0.250%, 05/15/16	6,455	6,382

Total U.S. Treasury Obligations (Cost $141,593)		141,617

	Number of Shares
MONEY MARKET FUND — 1.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	4,735,000	4,735

Total Money Market Fund (Cost $4,735)		4,735

TOTAL INVESTMENTS — 99.7%* (Cost $333,659)*		334,224

Other Assets & Liabilities – 0.3%		869

TOTAL NET ASSETS — 100.0%		$335,093

*	Aggregate cost for Federal income tax purposes is (000) $333,669.

Gross unrealized appreciation (000)	$1,266
Gross unrealized depreciation (000)	(711)

Net unrealized appreciation (000)	$555

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,138 (000) and represents 2.1% of net assets as of August 31, 2013.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Securities	$–	$48,909	$–	$48,909
Collateralized Mortgage Obligations	–	15,460	–	15,460
Commercial Mortgage-Backed Security	–	3,192	–	3,192
Corporate Bonds	–	101,562	–	101,562
Money Market Fund	4,735	–	–	4,735
U.S. Government Agency Mortgage- Backed Obligations	–	18,749	–	18,749
U.S. Treasury Obligations	–	141,617	–	141,617

Total Assets - Investments in Securities	$4,735	$329,489	$–	$334,224

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 0.8%
Credit Cards — 0.3%
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	$865	$847

Utilities — 0.5%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	1,175	1,347

Total Asset Backed Securities (Cost $2,051)		2,194

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Cl ASB
5.278%, 12/11/49	1,326	1,372
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
4.940%, 12/15/40 (A)	2,149	2,281
Morgan Stanley Capital I,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	404	411
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Cl A4
4.748%, 02/15/41	68	69
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	65	66
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	834	835

Total Commercial Mortgage-Backed Securities (Cost $4,548)		5,034

CORPORATE BONDS — 40.0%
Aerospace — 0.2%
Spirit Aerosystems
6.750%, 12/15/20	620	651

Automotive — 0.5%
BorgWarner
4.625%, 09/15/20	610	639
Johnson Controls
5.700%, 03/01/41	425	441
Lear
7.875%, 03/15/18	263	280

		1,360

Cable — 3.4%
AMC Networks
7.750%, 07/15/21	313	346
Belo
8.000%, 11/15/16	460	483
7.750%, 06/01/27	730	770
Comcast
4.250%, 01/15/33	1,165	1,105
DIRECTV Holdings LLC
4.600%, 02/15/21	1,295	1,298
DISH DBS
7.750%, 05/31/15	250	271

	Par (000)	Value (000)

Historic TW
6.625%, 05/15/29	$775	$883
News America
8.450%, 08/01/34	1,000	1,298
Sinclair Television Group
6.125%, 10/01/22	400	395
Time Warner Entertainment LP
8.375%, 03/15/23	607	697
Viacom
3.250%, 03/15/23	1,205	1,100

		8,646

Consumer Discretionary — 0.4%
Hasbro
6.300%, 09/15/17	810	912

Consumer Services — 2.3%
Avon Products
5.000%, 03/15/23	660	657
Block Financial LLC
5.500%, 11/01/22	760	765
Cedar Fair LP
5.250%, 03/15/21 144A	375	358
H&E Equipment Services
7.000%, 09/01/22	175	186
Live Nation Entertainment
8.125%, 05/15/18 144A	325	355
7.000%, 09/01/20 144A	550	572
LKQ
4.750%, 05/15/23 144A	200	184
NAI Entertainment Holdings LLC
8.250%, 12/15/17 144A	53	57
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	775	800
Regal Entertainment Group
5.750%, 06/15/23	100	94
Royal Caribbean Cruises
11.875%, 07/15/15	436	511
7.500%, 10/15/27	264	281
Sotheby’s
5.250%, 10/01/22 144A	272	257
Vail Resorts
6.500%, 05/01/19	50	53
Wynn Las Vegas LLC
5.375%, 03/15/22#	705	696

		5,826

Energy — 5.9%
Boardwalk Pipelines LP
3.375%, 02/01/23	925	839
Burlington Resources
8.200%, 03/15/25	150	201
Burlington Resources Finance
7.200%, 08/15/31	375	487
Chesapeake Energy
6.625%, 08/15/20	325	349
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	200	217
Denbury Resources
8.250%, 02/15/20	674	741
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	720	824

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
EQT
8.125%, 06/01/19	$895	$1,075
Hess
8.125%, 02/15/19	10	12
5.600%, 02/15/41	550	563
Kerr-McGee
7.875%, 09/15/31	615	778
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	1,100	1,290
Nexen
5.875%, 03/10/35	525	538
ONEOK Partners LP
6.125%, 02/01/41	375	384
Peabody Energy
7.875%, 11/01/26	665	663
Petrobras Global Finance BV
2.000%, 05/20/16	295	290
Petrobras International Finance
3.875%, 01/27/16	1,040	1,067
Petroleos Mexicanos
6.000%, 03/05/20	175	192
3.500%, 07/18/18	380	383
Rowan
4.875%, 06/01/22	920	939
Samson Investment
10.250%, 02/15/20 144A	450	470
Tesoro
5.375%, 10/01/22	650	621
Transocean
6.375%, 12/15/21	635	699
Weatherford International
5.125%, 09/15/20	995	1,030
Williams Partners LP
4.125%, 11/15/20	516	518

		15,170

Financials — 8.2%
Bank of America
5.625%, 07/01/20	1,995	2,192
Bank of New York Mellon
3.550%, 09/23/21	195	197
Barclays Bank PLC
7.625%, 11/21/22#	460	449
BBVA US Senior SA Unipersonal
4.664%, 10/09/15	400	414
3.250%, 05/16/14	860	868
Capital One Financial
3.500%, 06/15/23 144A	1,347	1,262
Citigroup
5.300%, 01/07/16	875	945
4.875%, 05/07/15	620	654
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	750	713
3.375%, 01/19/17	325	342
Credit Suisse
5.400%, 01/14/20	670	726
Ford Motor Credit LLC
6.625%, 08/15/17	570	643
General Electric Capital
5.300%, 02/11/21	505	545
4.625%, 01/07/21	265	280

	Par (000)	Value (000)
General Electric Capital (MTN)
5.500%, 01/08/20	$330	$370
HSBC Bank USA NA
4.875%, 08/24/20	1,175	1,251
International Lease Finance
6.500%, 09/01/14 144A	600	625
JPMorgan Chase
6.125%, 06/27/17	935	1,054
4.625%, 05/10/21	695	734
3.375%, 05/01/23	305	276
Merrill Lynch
6.050%, 05/16/16	610	667
Morgan Stanley
5.450%, 01/09/17	745	810
4.875%, 11/01/22	795	783
4.750%, 03/22/17	665	713
Nordea Bank AB
4.875%, 05/13/21 144A	625	640
Private Export Funding
2.250%, 12/15/17	10	10
Royal Bank of Canada
1.200%, 09/19/18	1,200	1,171
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	1,000	1,013
Wachovia Capital Trust III
5.570%, 03/29/49 (A)	800	756
Wells Fargo
7.980%, 03/29/49 (A)	125	139
5.625%, 12/11/17	5	6

		21,248

Food, Beverage & Tobacco — 0.6%
Constellation Brands
8.375%, 12/15/14	250	271
HJ Heinz Finance
6.750%, 03/15/32	570	581
TreeHouse Foods
7.750%, 03/01/18	645	684

		1,536

Healthcare — 1.5%
DaVita HealthCare Partners
5.750%, 08/15/22	656	650
Endo Health Solutions
7.000%, 07/15/19	500	511
HCA
8.500%, 04/15/19	615	664
Johnson & Johnson
5.950%, 08/15/37	611	742
Life Technologies
5.000%, 01/15/21	600	631
Mylan
7.875%, 07/15/20 144A	250	286
Select Medical
6.375%, 06/01/21 144A	340	321

		3,805

Industrials — 3.3%
Amphenol
4.000%, 02/01/22	305	301
Avnet
5.875%, 06/15/20	265	279

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — continued
4.875%, 12/01/22	$580	$572
Ball
4.000%, 11/15/23	750	670
Bombardier
7.750%, 03/15/20 144A	460	514
CRH America
4.125%, 01/15/16	790	829
Erickson Air-Crane
8.250%, 05/01/20 144A	380	374
General Electric
4.125%, 10/09/42	885	804
Huntington Ingalls Industries
6.875%, 03/15/18	700	754
Interface
7.625%, 12/01/18	125	135
Masco
7.750%, 08/01/29	400	436
Owens-Illinois
7.800%, 05/15/18	191	218
Pulte Group
7.875%, 06/15/32	635	651
6.375%, 05/15/33	550	492
USG
8.375%, 10/15/18 144A	320	350
7.875%, 03/30/20 144A	310	339
Valmont Industries
6.625%, 04/20/20	642	718

		8,436

Insurance — 1.4%
Allstate
5.750%, 08/15/53 (A)	595	586
Aon
3.500%, 09/30/15	620	650
MetLife
6.400%, 12/15/66	720	724
Metlife Capital Trust IV
7.875%, 12/15/67 144A	300	340
Prudential Financial (MTN)
5.375%, 06/21/20	225	252
Reinsurance Group of America
6.450%, 11/15/19	825	950

		3,502

Materials — 2.7%
Allegheny Technologies
5.875%, 08/15/23	665	643
APERAM
7.750%, 04/01/18 144A	450	433
ArcelorMittal
7.500%, 10/15/39	515	474
6.750%, 02/25/22	620	631
Barrick Gold
4.100%, 05/01/23 144A	550	483
Carpenter Technology
4.450%, 03/01/23	830	803
Clearwater Paper
7.125%, 11/01/18	485	522
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	920	819

	Par (000)	Value (000)

International Paper
7.500%, 08/15/21	$500	$614
Newmont Mining
3.500%, 03/15/22	725	635
Reliance Steel & Aluminum
4.500%, 04/15/23	570	543
Sealed Air
5.250%, 04/01/23 144A	350	333

		6,933

Real Estate Investment Trusts — 1.8%
Digital Realty Trust LP
5.875%, 02/01/20	915	988
Felcor Lodging LP
5.625%, 03/01/23	400	372
Health Care REIT
5.250%, 01/15/22	795	843
ProLogis LP
6.875%, 03/15/20	660	772
6.625%, 12/01/19	450	526
4.250%, 08/15/23	285	280
Realty Income
5.750%, 01/15/21	905	989

		4,770

Retail — 1.6%
Advance Auto Parts
5.750%, 05/01/20	545	572
Darden Restaurants
3.350%, 11/01/22	865	787
L Brands
8.500%, 06/15/19	795	939
Safeway
4.750%, 12/01/21	1,195	1,207
3.950%, 08/15/20#	10	10
Target
3.875%, 07/15/20	10	11
Wal-Mart Stores
5.625%, 04/01/40	515	585

		4,111

Technology — 1.8%
Apple
2.400%, 05/03/23	500	451
Hewlett-Packard
4.375%, 09/15/21	1,380	1,323
KLA-Tencor
6.900%, 05/01/18	615	712
ManTech International
7.250%, 04/15/18	770	810
NCR
4.625%, 02/15/21	150	143
VeriSign
4.625%, 05/01/23 144A	475	444
Xerox
6.400%, 03/15/16	635	705

		4,588

Telecommunications — 1.5%
America Movil SAB de CV
5.000%, 03/30/20	630	667

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Telecommunications — continued
AT&T
6.300%, 01/15/38	$600	$666
Bellsouth Capital Funding
7.875%, 02/15/30	175	212
GTE
6.940%, 04/15/28	1,110	1,303
SBA Telecommunications
5.750%, 07/15/20	425	427
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	675	697

		3,972

Transportation — 1.0%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	800	810
Florida East Coast Railway
8.125%, 02/01/17	519	548
Penske Truck Leasing LP
3.750%, 05/11/17 144A	460	474
PHI
8.625%, 10/15/18	665	702

		2,534

Utilities — 1.9%
Calpine
7.875%, 01/15/23 144A	755	810
Duke Energy
3.550%, 09/15/21	520	518
Exelon Generation LLC
4.000%, 10/01/20	1,285	1,276
IPALCO Enterprises
7.250%, 04/01/16 144A	500	546
MidAmerican Energy Holdings
6.125%, 04/01/36	5	6
PPL Capital Funding
3.500%, 12/01/22	475	452
Puget Energy
6.000%, 09/01/21	975	1,064
Puget Sound Energy
5.757%, 10/01/39	250	288
Toledo Edison
7.250%, 05/01/20	7	8

		4,968

Total Corporate Bonds (Cost $102,080)		102,968

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	600	656

Total Municipal Bond (Cost $636)		656

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 18.2%
Federal Home Loan Mortgage Corporation — 1.5%
8.000%, 10/01/29	$2	$3
7.500%, 03/01/27	2	2
7.500%, 09/01/30	1	1
7.000%, 11/01/30	1	1
6.000%, 12/01/35	820	896
5.500%, 09/01/37	131	141
5.500%, 01/01/38	4	4
3.500%, 06/01/42	2,286	2,277
2.796%, 03/01/36 (A)	495	523

		3,848

Federal National Mortgage Association — 14.5%
8.000%, 08/01/27	21	24
8.000%, 09/01/27	4	4
7.500%, 08/01/26	2	2
7.500%, 10/01/27	10	12
7.500%, 07/01/30	1	1
7.500%, 01/01/31	5	5
7.500%, 04/01/31	3	4
7.500%, 08/01/31	6	7
7.000%, 04/01/27	3	4
7.000%, 11/01/27	9	10
7.000%, 03/01/29	6	6
7.000%, 04/01/29	2	3
7.000%, 05/01/29	2	2
7.000%, 08/01/32	2	2
5.500%, 05/01/33	4	5
5.500%, 04/01/34	518	565
5.500%, 03/01/36	14	16
5.500%, 07/01/37	28	30
5.000%, 07/01/33	35	37
5.000%, 08/01/37	31	33
5.000%, 03/01/40	587	643
5.000%, 08/01/40	1,526	1,662
4.500%, 02/01/39	602	634
4.500%, 06/01/39	887	935
4.500%, 05/01/40	3,112	3,297
4.500%, 07/01/40	13	14
4.500%, 02/01/41	241	254
4.500%, 04/01/41	779	823
4.000%, 10/01/25	759	800
4.000%, 11/01/40	2,519	2,598
4.000%, 01/01/41	60	62
4.000%, 02/01/41	3,451	3,561
4.000%, 12/01/41	71	73
4.000%, 02/01/42	2,164	2,233
4.000%, 07/01/42	2,180	2,251
3.500%, 02/01/26	1,246	1,302
3.500%, 11/01/26	512	535
3.500%, 03/01/41	2,433	2,429
3.500%, 06/01/42	3,536	3,531
3.500%, 10/01/42	1,864	1,861
3.500%, 11/01/42	2,353	2,350
3.000%, 06/01/27	1,161	1,187
3.000%, 10/01/27	1,074	1,098
3.000%, 11/01/42	2,526	2,419

		37,324

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Government National Mortgage Association — 2.2%
10.000%, 05/15/19	$2	$2
9.000%, 11/15/16	3	3
9.000%, 11/15/19	3	3
9.000%, 06/15/21	23	24
9.000%, 08/15/21	7	7
9.000%, 09/15/21	15	15
8.500%, 08/15/27	15	15
8.000%, 09/15/27	7	7
7.500%, 10/15/29	25	27
7.500%, 12/15/29	2	2
7.000%, 02/15/17	27	29
7.000%, 05/20/24	2	2
7.000%, 10/15/25	4	4
7.000%, 04/15/26	1	1
7.000%, 01/15/27	3	3
7.000%, 09/15/27	2	3
7.000%, 10/15/27	40	46
7.000%, 12/15/27	2	2
7.000%, 04/15/29	3	3
6.500%, 02/15/26	3	3
6.500%, 07/15/28	4	4
6.500%, 04/15/32	2	2
6.500%, 06/15/32	1	2
6.000%, 02/15/32	3	4
6.000%, 08/15/33	1	1
4.500%, 08/15/39	1,207	1,283
4.000%, 09/15/41	2,098	2,194
3.500%, 07/15/42	2,135	2,155

		5,846

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $47,821)		47,018

U.S. TREASURY OBLIGATIONS — 35.1%
U.S. Treasury Bonds — 4.6%
4.500%, 02/15/36	6,060	6,962
3.750%, 08/15/41	4,940	5,003

		11,965

U.S. Treasury Notes — 30.5%
3.000%, 09/30/16	2,180	2,323
2.625%, 11/15/20	400	409
2.375%, 08/31/14	5,885	6,014
2.250%, 01/31/15	15,250	15,675
2.125%, 08/15/21	1,015	990
2.000%, 02/15/22	615	588
1.625%, 08/15/22	3,060	2,803
1.500%, 08/31/18	14,100	14,012
1.250%, 10/31/15	2,620	2,664
0.375%, 01/15/16	9,930	9,890
0.250%, 09/15/14	6,715	6,721
0.250%, 01/31/15	16,475	16,474

		78,563

Total U.S. Treasury Obligations (Cost $92,357)		90,528

	Number of Shares	Value (000)
COMMON STOCK — 0.1%
Industrials — 0.1%
HMH Holdings Delaware* (B) (C)	8,183	$250

Total Common Stock
(Cost $184)		250

PREFERRED STOCK — 0.1%
Financial Conduits — 0.1%
Freddie Mac*	52,400	269

Total Preferred Stock
(Cost $1,285)		269

MONEY MARKET FUND — 2.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	7,463,711	7,464

Total Money Market Fund
(Cost $7,464)		7,464

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.5% (Cost $258,426)		256,381

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.5%

Money Market Fund — 0.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,191,792	1,192

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1,192)		1,192

TOTAL INVESTMENTS — 100.0%

(Cost $259,618)**		257,573

Other Assets & Liabilities – 0.0%		124

TOTAL NET ASSETS — 100.0%		$257,697

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $261,465.

Gross unrealized appreciation (000)	$2,303
Gross unrealized depreciation (000)	(6,195)

Net unrealized depreciation (000)	$(3,892)

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,143 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2013.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $250 (000) and represents 0.1% of net assets as of August 31, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $13,450 (000) and represents 5.2% of net assets as of August 31, 2013.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Asset Backed Securities	$–	$2,194	$–	$2,194
Commercial Mortgage-Backed Securities	–	5,034	–	5,034
Common Stock	–	–	250	250
Corporate Bonds	–	102,968	–	102,968
Money Market Fund	7,464	–	–	7,464
Municipal Bond	–	656	–	656
Preferred Stock	269	–	–	269
Short Term Investment Purchased with Collateral From Securities Loaned	1,192	–	–	1,192
U.S. Government Agency Mortgage- Backed Obligations	–	47,018	–	47,018
U.S. Treasury Obligations	–	90,528	–	90,528

Total Assets - Investments in Securities	$8,925	$248,398	$250	$257,573

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 13.6%
Automotive — 9.9%
Bank of America Auto Trust,
Series 2012-1, Cl A2
0.590%, 11/17/14	$566	$566
Ford Credit Auto Lease Trust,
Series 2012-A, Cl A2
0.630%, 04/15/14	98	98
Honda Auto Receivables Owner Trust,
Series 2012-1, Cl A3
0.770%, 01/15/16	6,665	6,679
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A4
1.630%, 03/15/17	4,795	4,850
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	1,278	1,280
Mercedes-Benz Auto Lease Trust,
Series 2012-A, Cl A3
0.880%, 11/17/14	7,541	7,549
Nissan Auto Lease Trust,
Series 2011-B, Cl A3
0.920%, 02/16/15	3,255	3,258
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A2
0.740%, 09/15/14	360	360
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A2
0.520%, 04/15/16	3,250	3,251
Toyota Auto Receivables Owner Trust,
Series 2013-A, Cl A2
0.370%, 09/15/15	3,285	3,282
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	7,500	7,607
World Omni Automobile Lease Securitization
Trust, Series 2012-A, Cl A2
0.710%, 01/15/15	3,179	3,178

		41,958

Credit Cards — 3.0%
Chase Issuance Trust,
Series 2012-A3, Cl A3
0.790%, 06/15/17	6,275	6,289
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	6,200	6,226

		12,515

Equipment — 0.7%
John Deere Owner Trust, Series 2013-A, Cl A2
0.410%, 09/15/15	3,110	3,108

Total Asset Backed Securities (Cost $57,662)		57,581

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.7%
Banc of America Mortgage Securities
Series 2003-A, Cl 1A1
2.872%, 02/25/33 (A)	8	8
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	901	950

	Par (000)	Value (000)
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	$561	$596
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	4,702	5,027
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	650	695
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	3,487	3,697
Fannie Mae, Series 2004-33, Cl MW
4.500%, 01/25/30	722	740
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	1,802	1,892
Fannie Mae, Series 2008-51, Cl CD
4.500%, 11/25/22	3,176	3,278
Freddie Mac, Series 2144, Cl ME
4.500%, 04/15/14	97	97
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	3,403	3,626
Freddie Mac, Series 2877, Cl GP
4.000%, 11/15/18	162	163
Freddie Mac, Series 2887, Cl EA
4.500%, 12/15/18	136	136
Freddie Mac, Series 2929, Cl BD
4.250%, 06/15/19	754	769
Freddie Mac, Series 2945, Cl HE
4.500%, 02/15/19	1,158	1,175
Ginnie Mae, Series 2010-57, Cl PJ
3.000%, 06/20/33	1,315	1,330

Total Collateralized Mortgage Obligations
(Cost $24,256)		24,179

CORPORATE BONDS — 28.9%
Automotive — 1.0%
Daimler Finance North America LLC
0.870%, 01/09/15 (A) 144A	850	852
Volkswagen International Finance NV
1.022%, 03/21/14 (A) 144A	3,500	3,510

		4,362

Commercial Services — 0.5%
Viacom
4.375%, 09/15/14	2,150	2,226

Consumer Services — 1.3%
Anheuser-Busch InBev Worldwide
4.125%, 01/15/15	2,100	2,197
Capital One Financial
2.150%, 03/23/15	3,220	3,271

		5,468

Energy — 1.7%
BP Capital Markets PLC
3.875%, 03/10/15	3,160	3,311
ConocoPhillips
4.600%, 01/15/15	2,328	2,450
Enterprise Products Operating LLC
3.700%, 06/01/15	1,275	1,335

		7,096

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — 16.3%
American Express Credit (MTN)
1.750%, 06/12/15	$2,100	$2,133
Australia & New Zealand Banking Group
0.465%, 05/07/15 (A) 144A	3,000	3,000
Bank of America
4.500%, 04/01/15	4,170	4,372
Bank of Nova Scotia
1.850%, 01/12/15	4,820	4,894
Barclays Bank PLC
2.375%, 01/13/14	3,600	3,625
Citigroup
2.650%, 03/02/15	4,095	4,187
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
2.125%, 10/13/15	4,100	4,197
Credit Suisse USA
5.125%, 01/15/14	2,900	2,949
5.125%, 08/15/15	1,350	1,459
General Electric Capital
1.625%, 07/02/15	4,500	4,556
Goldman Sachs Group
3.300%, 05/03/15	3,120	3,229
HSBC Bank USA NA
4.625%, 04/01/14	4,545	4,647
JPMorgan Chase
5.125%, 09/15/14	2,170	2,264
3.700%, 01/20/15	2,135	2,214
Morgan Stanley (MTN)
4.100%, 01/26/15	3,500	3,628
Royal Bank of Canada (MTN)
0.550%, 05/01/15	4,500	4,492
Toronto-Dominion Bank (MTN)
0.445%, 05/01/15 (A)	4,150	4,149
Wells Fargo
1.500%, 07/01/15	100	101
Wells Fargo (MTN)
1.250%, 02/13/15	4,289	4,311
Westpac Banking
4.200%, 02/27/15	4,204	4,414

		68,821

Food, Beverage & Tobacco — 1.3%
Bottling Group LLC
6.950%, 03/15/14	3,160	3,266
Nabisco
7.550%, 06/15/15	1,880	2,090

		5,356

Industrials — 0.4%
Eaton
5.950%, 03/20/14	1,750	1,801

Insurance — 0.6%
Prudential Financial (MTN)
3.875%, 01/14/15	2,365	2,462

Materials — 1.0%
Barrick Gold
1.750%, 05/30/14	2,330	2,339
Rio Tinto Finance USA PLC
0.823%, 06/19/15 (A)	1,850	1,852

		4,191

	Par (000)	Value (000)

Retail — 0.8%
Kroger
7.500%, 01/15/14	$1,100	$1,127
Walgreen
1.000%, 03/13/15	2,105	2,111

		3,238

Technology — 1.0%
Hewlett-Packard
2.350%, 03/15/15	1,920	1,948
Thermo Fisher Scientific
2.050%, 02/21/14	2,170	2,182

		4,130

Telecommunications — 1.3%
AT&T
0.875%, 02/13/15	3,320	3,325
Vodafone Group PLC
4.150%, 06/10/14	2,100	2,156

		5,481

Transportation — 0.6%
Burlington Northern Santa Fe LLC
7.000%, 02/01/14	2,570	2,634

Utilities — 1.1%
Exelon Generation LLC
5.350%, 01/15/14	2,100	2,136
MidAmerican Energy Holdings
5.000%, 02/15/14	360	367
NextEra Energy Capital Holdings
1.611%, 06/01/14	1,350	1,359
1.200%, 06/01/15	900	904

		4,766

Total Corporate Bonds
(Cost $122,099)		122,032

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATION — 0.0%
Federal National Mortgage Association — 0.0%
5.500%, 12/01/13	8	9

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $8)		9

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.6%
Federal Home Loan Bank — 3.3%
0.375%, 11/27/13	14,180	14,190

Federal National Mortgage Association — 4.3%
4.625%, 10/15/13	18,050	18,146

Total U.S. Government Agency Obligations (Cost $32,328)		32,336

See Notes to Schedules of Investments.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 42.0%
U.S. Treasury Notes — 42.0%
2.125%, 11/30/14	$18,550	$18,991
2.000%, 11/30/13	12,145	12,202
1.875%, 02/28/14	25,035	25,257
1.000%, 05/15/14	41,720	41,977
0.625%, 07/15/14	40,605	40,775
0.500%, 08/15/14	38,260	38,384

Total U.S. Treasury Obligations (Cost $177,523)		177,586

	Number of Shares
MONEY MARKET FUND — 2.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	11,419,312	11,419

Total Money Market Fund (Cost $11,419)		11,419

TOTAL INVESTMENTS — 100.5% (Cost $425,295)*		425,142

Other Assets & Liabilities – (0.5)%		(2,176)

TOTAL NET ASSETS — 100.0%		$422,966

*	Aggregate cost for Federal income tax purposes is (000) $425,295.

Gross unrealized appreciation (000)	$219
Gross unrealized depreciation (000)	(372)

Net unrealized depreciation (000)	$(153)

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,362 (000) and represents 1.7% of net assets as of August 31, 2013.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Securities	$–	$57,581	$–	$57,581
Collateralized Mortgage Obligations	–	24,179	–	24,179
Corporate Bonds	–	122,032	–	122,032
Money Market Fund	11,419	–	–	11,419
U.S. Government Agency Mortgage-Backed Obligations	–	9	–	9
U.S. Government Agency Obligations	–	32,336	–	32,336
U.S. Treasury Obligations	–	177,586	–	177,586

Total Assets - Investments in Securities	$11,419	$413,723	$–	$425,142

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.0%
Arizona — 2.2%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,097
5.000%, 07/01/17	1,000	1,104

		2,201

California — 13.4%
California Educational Facilities Authority, University of Southern California (RB) Series C
5.250%, 10/01/24	2,100	2,475
California Public Works Board, Various Capital Project (RB) Series A
5.000%, 04/01/23	1,000	1,085
California State (GO)
5.000%, 10/01/16	1,500	1,687
5.000%, 10/01/20	2,000	2,321
California State Department of Water Resources, Power Supply (RB)
5.000%, 05/01/20	1,405	1,592
Golden State Tobacco Securitization (RB) Series A
5.000%, 06/01/18	2,000	2,249
Los Angeles Unified School District, Election 2004 (GO) Series H (AGM)
5.000%, 07/01/25	2,025	2,178

		13,587

Colorado — 1.8%
Colorado Water Resources & Power Development Authority (RB) Series A-2
5.500%, 09/01/21	1,500	1,794

Delaware — 1.3%
Delaware State (GO) Series 2009C
5.000%, 10/01/24	1,125	1,318

Florida — 9.2%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/16	3,500	3,842
5.000%, 06/01/21	1,400	1,511
Florida State Department of Transportation (RB)
5.000%, 07/01/18	1,850	2,098
University of North Florida Financing Corporation, Housing Project (RB) (NATL-RE FGIC)
5.000%, 11/01/18	1,720	1,876

		9,327

Illinois — 8.5%
Chicago (RB) Series A
5.000%, 01/01/25	1,515	1,604
Illinois State (GO)
5.500%, 07/01/26	1,125	1,175
5.250%, 07/01/28	1,535	1,533
Illinois State (RB)
5.000%, 06/15/17	1,000	1,133
Will County Forest Preservation District (GO)
5.000%, 12/15/20	2,775	3,202

		8,647

	Par (000)	Value (000)

Indiana — 3.2%
Ball State University (RB) Series P
5.000%, 07/01/26	$1,000	$1,070
Indiana Finance Authority, Beacon Health System Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,149

		3,219

Kansas — 1.2%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,230

Louisiana — 2.7%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
5.250%, 05/15/23	2,655	2,789

Massachusetts — 4.1%
Massachusetts Development Finance Agency, Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,117
Massachusetts Water Resources Authority (RB) Series B (AGM)
5.250%, 08/01/23	1,125	1,322
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,734

		4,173

Michigan — 6.6%
Michigan Building Authority, Facilities Program (RB) Series 1-A
5.000%, 10/15/23	1,000	1,080
Michigan Finance Authority, Unemployment Obligation Assessment (RB)
5.000%, 07/01/20	3,000	3,425
Michigan State Hospital Finance Authority, Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,095
Michigan State, Environmental Program (GO) Series A
5.000%, 05/01/17	1,000	1,132

		6,732

Missouri — 2.9%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/26	1,705	1,781
5.000%, 06/01/27	1,145	1,184

		2,965

Nevada — 9.4%
Clark County School District (GO) Series C
5.000%, 06/15/17	3,000	3,382
Clark County, Park and Regional Justice Center (GO) Series B (AMBAC)
5.000%, 11/01/24	1,100	1,166
Nevada State (GO) Series D
5.000%, 06/01/18	4,400	5,030

		9,578

See Notes to Schedules of Investments.

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
New York — 6.6%
Monroe County (GO)
5.000%, 06/01/16	$3,000	$3,274
New York Local Government Assistance Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,448

		6,722

North Carolina — 4.6%
North Carolina Eastern Municipal Power Agency (RB) Series A
5.000%, 01/01/23	3,230	3,518
North Carolina Medical Care Commission, Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,197

		4,715

Ohio — 1.2%
Ohio State Water Development Authority, Fresh Water Project (RB)
5.500%, 06/01/21	1,000	1,194

Pennsylvania — 14.0%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,037
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 09/01/18	2,000	2,300
Central Bucks School District, Prerefunded (GO) (NATL-RE FGIC) (ETM)
5.000%, 05/15/22	1,715	2,014
Monroeville Finance Authority (RB)
5.000%, 02/15/26	775	805
5.000%, 02/15/27	1,275	1,291
Pennsylvania Higher Educational Facilities Authority, Elizabethtown College Project (RB)
Series FF2 (RADIAN)
5.000%, 12/15/16	1,425	1,503
Philadelphia Hospitals and Higher Education Facilities Authority, Jefferson Health System (RB) Series B
5.000%, 05/15/17	2,740	3,074
Philadelphia School District (GO)
Series B (AGM)
5.000%, 06/01/17	1,015	1,124
Pittsburgh (GO) Series C (AGM)
5.250%, 09/01/18	1,000	1,094

		14,242

Texas — 4.5%
Dallas-Fort Worth International Airport (RB)
Series G
5.000%, 11/01/26	1,125	1,162
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/17	2,000	2,261

	Par (000)	Value (000)

Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	$1,000	$1,150

		4,573

Guam — 1.6%
Guam (RB) Series A
5.000%, 01/01/25	1,500	1,599

Total Municipal Bonds (Cost $98,871)		100,605

TOTAL INVESTMENTS — 99.0% (Cost $98,871)*		100,605

Other Assets & Liabilities – 1.0%		1,015

TOTAL NET ASSETS — 100.0%		$101,620

*	Aggregate cost for Federal income tax purposes is (000) $98,871.

Gross unrealized appreciation (000)	$3,758
Gross unrealized depreciation (000)	(2,024)

Net unrealized appreciation (000)	$1,734

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Bonds	$–	$100,605	$–	$100,605

Total Assets - Investments in Securities	$–	$100,605	$–	$100,605

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Maryland Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.9%
District of Columbia — 1.8%
Washington Metropolitan Area Transit Authority (RB) Series A
5.250%, 07/01/24	$1,000	$1,112

Maryland — 86.2%
Annapolis (GO)
5.000%, 08/01/23	1,000	1,147
Anne Arundel County (GO)
5.000%, 03/01/16	325	326
Anne Arundel County, National Business Park Project (TAN)
5.125%, 07/01/22	1,000	1,029
Baltimore County, Catholic Health Initiatives Project, Prerefunded 09/01/16 @ 100 (RB) Series A
5.000%, 09/01/16	500	563
Baltimore, Prerefunded 10/15/15 @ 100 (GO)
Series A (AMBAC)
5.000%, 10/15/15	715	783
Baltimore, Wastewater Projects (RB) Series A (NATL-RE FGIC)
5.000%, 07/01/22	1,000	1,112
Charles County Consolidated Public Improvement (GO)
5.000%, 03/01/18	1,000	1,150
5.000%, 07/15/19	1,335	1,555
Frederick County, Urbana Community Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,232
Harford County, Prerefunded 07/15/15 @ 100 (GO)
5.000%, 07/15/15	1,290	1,400
Howard County (GO) Series B
5.000%, 08/15/22	2,000	2,330
Maryland Community Development Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	25	25
5.125%, 06/01/17	45	45
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,715
Maryland Department of Transportation (RB) Second Issue
5.000%, 09/01/22	2,000	2,179
Maryland Economic Development Corporation, University of Maryland, College Park Project (RB)
5.000%, 07/01/15	1,665	1,765
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	982
Maryland Health & Higher Educational Facilities Authority, College of Notre Dame (RB) (ETM) (NATL-RE)
5.300%, 10/01/18	460	522
Maryland Health & Higher Educational Facilities Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,236
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB)
5.000%, 07/01/27	2,200	2,292

	Par (000)	Value (000)
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB) Series A
5.000%, 05/15/26	$1,500	$1,583
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	1,000	1,097
Maryland Health & Higher Educational Facilities Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	3,000	3,114
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Issue (RB) Series 2006
5.000%, 07/01/17	1,550	1,699
Maryland Industrial Development Financing Authority, American Center for Physics Headquarters Facility (RB)
5.250%, 12/15/14	500	502
Maryland Stadium Authority (RB)
5.000%, 06/15/21	1,280	1,491
Maryland State, Prerefunded 08/01/16 @ 100 (GO) Second Series
5.000%, 08/01/16	1,450	1,629
Maryland Transportation Authority (RB)
5.250%, 03/01/19	2,235	2,622
Maryland Transportation Authority, Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,705
Maryland Water Quality Financing Administration (RB) Series A
5.000%, 03/01/24	1,175	1,285
Montgomery County Revenue Authority, Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,136
5.000%, 04/01/21	1,075	1,229
Montgomery County, Consolidated Public Improvement (GO) Series A
5.000%, 08/01/18	1,500	1,745
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	993
5.000%, 07/15/23	1,550	1,695
Prince George’s County Industrial Development Authority, Upper Marlboro Justice Center Project (RB) Series A (NATL-RE)
5.000%, 06/30/17	500	501
5.000%, 06/30/19	710	712
University System of Maryland, Auxiliary Facility and Tuition Project (RB) Series A
5.000%, 04/01/18	1,200	1,380
Washington Suburban Sanitation Commission (GO)
5.000%, 06/01/19	680	719

		53,225

Guam — 4.2%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,589

Puerto Rico — 6.7%
Puerto Rico (GO) Series A (NATL-RE IBC)
5.250%, 07/01/21	1,000	904

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — continued
Puerto Rico Electric Power Authority (RB) Series SS (NATL-RE)
5.000%, 07/01/19	$975	$955
Puerto Rico Public Finance Corporation (RB)
Series E (ETM) (AGM)
6.000%, 08/01/26	510	621
Puerto Rico Sales Tax Financing Corporation (RB) First Sub-Series A
5.000%, 08/01/24	1,750	1,689

		4,169

Total Municipal Bonds (Cost $60,643)		61,095

Value (000)

TOTAL INVESTMENTS — 98.9% (Cost $60,643)*	$61,095

Other Assets & Liabilities – 1.1%	683

TOTAL NET ASSETS — 100.0%	$61,778

*	Aggregate cost for Federal income tax purposes is (000) $60,639.

Gross unrealized appreciation (000)	$1,775
Gross unrealized depreciation (000)	(1,319)

Net unrealized appreciation (000)	$456

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Bonds	$–	$61,095	$–	$61,095

Total Assets - Investments in Securities	$–	$61,095	$–	$61,095

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 90.5%
Michigan — 77.7%
Caledonia Community Schools (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/21	$500	$529
Ingham County Building Authority
(RB) (NATL- RE)
5.000%, 07/01/16	500	532
Kent County (GO)
5.000%, 01/01/18	500	565
Lake Saint Claire Clean Water Initiative (GO)
5.000%, 10/01/21	645	714
5.000%, 10/01/22	685	748
Lansing Building Authority
(RB) (AMBAC)
5.000%, 06/01/19	750	796
Michigan Building Authority, Facilities Program
(RB) Series 1-A
5.000%, 10/15/23	750	810
Michigan Municipal Bond Authority,
Clean Water Pooled Project (RB)
5.000%, 10/01/22	500	557
Michigan Public Power Agency, Combustion
Turbine No. 1 Project (RB) Series A (AGM)
5.000%, 01/01/20	505	550
Michigan State Hospital Finance Authority,
Ascension Health (RB)
5.000%, 11/15/18	350	400
Michigan State Hospital Finance Authority,
Henry Ford Health System (RB)
5.500%, 11/15/17	500	565
Michigan State Hospital Finance Authority,
McLaren Health Care (RB) Series A
5.000%, 06/01/17	250	282
Michigan State Hospital Finance Authority,
Trinity Health Credit Group (RB) Series A
5.000%, 12/01/26	820	863
Michigan State Hospital Finance Authority,
Trinity Health Credit Group,
Prerefunded 12/01/16 @ 100 (RB) Series A
5.000%, 12/01/16	180	204
Michigan State Hospital Finance Authority
(RB) Series P (NATL-RE) (ETM)
5.375%, 08/15/14	25	25
Michigan State University (RB) Series A
5.000%, 08/15/25	750	836
Michigan State, Environmental Program
(GO) Series A
6.000%, 11/01/24	1,000	1,155
Northwestern Michigan College
(GO) (AMBAC)
5.000%, 04/01/18	500	527
Thornapple Kellogg School District
(GO) (NATL-RE Q-SBLF)
5.000%, 05/01/18	750	837

	Par (000)	Value (000)

Troy City School District
(GO) (NATL-RE Q-SBLF)
5.000%, 05/01/17	$500	$551
West Branch - Rose City Area Schools
(GO) (AGM Q-SBLF)
5.000%, 05/01/19	30	31

		12,077

Guam — 3.3%
Guam (RB) Series A
5.000%, 01/01/27	500	518

Puerto Rico — 9.5%
Puerto Rico Public Finance Corporation (RB)
Series E (ETM) (AGM)
6.000%, 08/01/26	400	487
Puerto Rico Public Improvement (GO)
Series A (FGIC)
5.500%, 07/01/19	500	498
Puerto Rico Sales Tax Financing Corporation
(RB) First Sub-Series A
5.000%, 08/01/24	500	482

		1,467

Total Municipal Bonds (Cost $13,922)		14,062

TOTAL INVESTMENTS — 90.5% (Cost $13,922)*		14,062

Other Assets & Liabilities – 9.5%		1,482

TOTAL NET ASSETS — 100.0%		$15,544

*	Aggregate cost for Federal income tax purposes is (000) $13,916.

Gross unrealized appreciation (000)	$384
Gross unrealized depreciation (000)	(238)

Net unrealized appreciation (000)	$146

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Bonds	$–	$14,062	$–	$14,062

Total Assets - Investments in Securities	$–	$14,062	$–	$14,062

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.9%
Ohio — 92.1%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	$2,680	$2,962
American Municipal Power, AMP Fremont Energy Center Project (RB)
5.000%, 02/15/25	2,500	2,643
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	2,000	2,172
Butler County Hospital Facilities, UC Health Project (RB)
5.500%, 11/01/22	2,500	2,669
Centerville Capital Facilities (GO) (NATL-RE)
5.650%, 12/01/18	45	45
Cleveland Department of Public Utilities Division of Water (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,143
Columbus (GO) Series A
5.000%, 07/01/27	2,000	2,168
Cuyahoga County (GO)
5.650%, 05/15/18	600	665
Cuyahoga County (GO) Series A
5.000%, 12/01/20	2,205	2,519
Dublin City School District (GO) (NATL-RE)
5.000%, 12/01/18	1,000	1,116
Franklin County (GO)
5.000%, 12/01/16	950	1,040
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,222
Hamilton County Sewer System (RB)
Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,437
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	240	255
Lucas County, ProMedica Healthcare Obligated Group (RB) Series D
5.000%, 11/15/21	2,005	2,221
Mad River Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/14	510	533
Ohio Housing Finance Agency (RB)
Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,316
Ohio Housing Finance Agency (RB)
Series A (AGM)
5.000%, 04/01/16	1,590	1,728
Ohio State Higher Educational Facility Commission (GO)
5.000%, 08/01/19	1,800	2,125
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series C
5.000%, 12/01/17	595	678
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB)
6.250%, 10/01/17	2,000	2,362

	Par (000)	Value (000)

Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/37	$2,250	$2,519
Ohio State Highway Capital Improvements (GO) Series Q
4.000%, 05/01/17	2,050	2,255
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series B
5.000%, 01/01/17	500	558
5.000%, 01/01/23	2,000	2,162
Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/18	1,000	1,136
5.000%, 02/15/19	1,000	1,137
Ohio State Turnpike Commission (RB) Series A (NATL-RE FGIC)
5.500%, 02/15/18	1,000	1,155
Ohio State University (RB) Series A
5.000%, 12/01/17	900	1,036
Ohio State University (RB) Series D
5.000%, 12/01/25	1,935	2,166
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	99
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,176
5.000%, 12/01/20	2,015	2,352
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (AGM)
5.500%, 12/01/20	1,835	2,203
Ohio State Water Development Authority, Water Pollution Control Project (RB) Series A
5.000%, 12/01/17	1,675	1,930
5.000%, 06/01/20	3,055	3,526
Southwest Licking Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/16	400	444
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,373
Wyoming City School District (GO) Series B (NATL-RE FGIC)
5.750%, 12/01/15	740	823
5.750%, 12/01/16	800	919
5.750%, 12/01/17	400	466

		66,454

Guam — 3.4%
Guam (RB) Series A
5.000%, 01/01/26	2,350	2,459

Puerto Rico — 3.4%
Puerto Rico Public Improvement (GO) Series A (FGIC)
5.500%, 07/01/19	500	497

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — continued
Puerto Rico Sales Tax Financing Corporation
(RB) First Sub-Series A
5.000%, 08/01/24	$2,000	$1,930

		2,427

Total Municipal Bonds (Cost $68,629)		71,340

Value (000)

TOTAL INVESTMENTS — 98.9% (Cost $68,629)*	$71,340

Other Assets & Liabilities – 1.1%	806

TOTAL NET ASSETS — 100.0%	$72,146

*	Aggregate cost for Federal income tax purposes is (000) $68,630.

Gross unrealized appreciation (000)	$3,435
Gross unrealized depreciation (000)	(725)

Net unrealized appreciation (000)	$2,710

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Bonds	$–	$71,340	$–	$71,340

Total Assets - Investments in Securities	$–	$71,340	$–	$71,340

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Pennsylvania Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 93.2%
Pennsylvania — 85.2%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/25	$1,015	$1,046
Allegheny County Higher Education Building
Authority, Duquesne University (RB)
5.000%, 03/01/16	675	737
Allegheny County Hospital Development
Authority, University of Pittsburgh Medical
Center Project (RB) Series A
5.000%, 05/15/22	1,375	1,512
Allegheny County Port Authority,
Transportation (RB)
5.000%, 03/01/26	750	785
Bucks (GO)
5.125%, 05/01/22	505	570
Central Dauphin School District (GO) (AGM)
5.000%, 12/01/20	1,000	1,021
Commonwealth of Pennsylvania (GO) First Series
5.000%, 06/01/27	500	540
Dauphin (GO)
5.000%, 11/15/20	1,000	1,111
East Stroudsburg Area School District (GO)
Series A (NATL-RE FGIC)
5.750%, 09/01/16	500	564
Hempfield Township Municipal
Authority (RB) (AGM)
5.000%, 09/01/16	750	805
Montgomery County Higher Education & Health
Authority, Arcadia University (RB)
5.250%, 04/01/23	750	786
Pennsylvania Economic Development Financing
Authority (RB) Series B
5.000%, 07/01/22	1,000	1,089
Pennsylvania Higher Educational Facilities
Authority, La Salle University (RB)
5.000%, 05/01/29	750	733
Pennsylvania Higher Educational Facilities
Authority, University of Pennsylvania
Health Systems (RB)
5.250%, 08/15/25	750	817
Pennsylvania Intergovernmental Cooperation
Authority, City of Philadelphia Funding
Program (STRB)
5.000%, 06/15/18	1,050	1,200
Pennsylvania Turnpike Commission (RB)
Series A (AGM)
5.250%, 07/15/22	1,000	1,116
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series B (SBPA -
Wells Fargo Bank) (VRDN)
0.040%, 07/01/41	300	300
Philadelphia Parking Authority,
Airport Parking (RB)
5.000%, 09/01/19	285	311
Pittsburgh Public Schools (GO) Series A (AGM)
5.000%, 09/01/20	1,000	1,123

	Par (000)	Value (000)
University of Pittsburgh, Capital Project (RB)
Series B
5.000%, 09/15/18	$1,000	$1,155

		17,321

Guam—3.2%
Guam (RB) Series A
5.000%, 01/01/25	610	650

Puerto Rico — 4.8%
Puerto Rico Sales Tax Financing Corporation
(RB) First Sub-Series A
5.000%, 08/01/24	1,000	965

Total Municipal Bonds (Cost $18,680)		18,936

TOTAL INVESTMENTS — 93.2% (Cost $18,680)*		18,936

Other Assets & Liabilities – 6.8%		1,392

TOTAL NET ASSETS — 100.0%		$20,328

*	Aggregate cost for Federal income tax purposes is (000) $18,680.

Gross unrealized appreciation (000)	$541
Gross unrealized depreciation (000)	(285)

Net unrealized appreciation (000)	$256

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Bonds	$–	$18,936	$–	$18,936

Total Assets - Investments in Securities	$–	$18,936	$–	$18,936

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.1%
Arizona — 3.0%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	$1,735	$1,916
Arizona Transportation Board, Maricopa
County Regional Area (RB)
5.000%, 07/01/19	2,250	2,604

		4,520

California — 5.1%
California (GO) Series A
5.000%, 07/01/20	1,825	2,106
California Public Works Board, Various Capital
Projects (RB) Series A
5.000%, 04/01/18	1,000	1,139
5.000%, 04/01/20	1,000	1,142
California State (GO)
5.000%, 11/01/18	2,000	2,319
Los Angeles Department of Airports (RB) Series C
5.000%, 05/15/19	920	1,066

		7,772

District of Columbia — 1.3%
District of Columbia, The Catholic
University of America (RB)
5.000%, 10/01/16	1,760	1,912

Florida — 5.2%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	2,026
5.000%, 06/01/14	1,000	1,034
5.000%, 06/01/19	1,000	1,103
5.000%, 06/01/21	1,500	1,619
Tampa Bay Regional Water (RB) Series B
5.000%, 10/01/18	1,875	2,166

		7,948

Georgia — 0.7%
DeKalb Private Hospital Authority,
Children’s Healthcare (RB)
5.000%, 11/15/14	1,075	1,132

Illinois — 13.4%
Illinois (GO)
5.000%, 07/01/22	750	779
Illinois (RB)
5.000%, 06/15/17	3,000	3,395
Illinois (RB) Series A
5.000%, 12/15/16	2,550	2,896
Illinois (RB) Series B
4.000%, 06/15/20	1,900	1,938
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,701
Illinois Finance Authority, DePaul University (RB) Series A
5.250%, 10/01/13	1,290	1,295
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,130
Illinois State (GO) Series A
4.000%, 01/01/17	860	910

	Par (000)	Value (000)
Illinois State Toll Highway Authority (RB) Series
B (AGM) (SBPA - Landesbank
Hessen-Thuringen) (VRDN)
0.600%, 01/01/16	$3,500	$3,500
Metropolitan Water Reclamation District of
Greater Chicago (GO) Series B
5.000%, 12/01/18	1,430	1,655
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,100

		20,299

Indiana — 3.1%
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series SE
5.000%, 08/15/20	1,000	1,137
5.000%, 08/15/21	1,000	1,125
Indiana Finance Authority, State of Indiana
Revolving Fund Program (RB) Series A
5.250%, 02/01/17	2,100	2,381

		4,643

Iowa — 0.4%
Iowa Finance Authority, Drake University Project
(RB) (LOC - Wells Fargo Bank) (VRDN)
0.060%, 04/01/31	550	550

Kansas — 0.8%
Kansas State Department of Transportation (RB)
Series B
5.000%, 09/01/19	1,000	1,169

Maryland — 1.0%
Maryland (GO) Second Series
5.000%, 08/01/15	1,395	1,516

Massachusetts — 4.0%
Commonwealth of Massachusetts (GO) Series C
5.000%, 12/01/15	2,000	2,199
Massachusetts Development Finance Agency,
Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,697
Massachusetts Housing Finance Agency (RB)
Series C
0.950%, 12/01/15	2,205	2,205

		6,101

Michigan — 7.0%
Michigan Building Authority, Facilities Program
(RB) Series 1-A
5.000%, 10/15/16	2,000	2,213
Michigan Finance Authority, Unemployment
Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,142
5.000%, 07/01/23	2,500	2,580
Michigan Municipal Bond Authority, Clean Water
Pooled Project (RB)
5.000%, 10/01/17	1,025	1,164
Michigan State (GO)
5.500%, 12/01/15	1,000	1,108

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Michigan — continued
Michigan State, Environmental
Program (GO) Series A
5.000%, 05/01/17	$1,000	$1,132
Wayne County Airport Authority (RB) Series B
3.000%, 12/01/14	1,250	1,288

		10,627

Minnesota — 1.3%
Minnesota Public Facilities Authority
(RB) Series C
5.000%, 03/01/17	1,745	1,969

Missouri — 3.7%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/20	1,000	1,125
5.000%, 06/01/22	1,570	1,731
Missouri Highway & Transportation
Commission (RB)
5.000%, 05/01/16	1,100	1,225
Missouri State Health & Educational Facilities
Authority, Drury University (RN) Series A
2.000%, 04/25/14	1,500	1,512

		5,593

Nevada — 2.1%
Clark County, Motor Vehicle
Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	1,805	2,030
Henderson, Catholic Healthcare
West (RB) Series B
5.000%, 07/01/15	500	535
Nevada, University System (GO)
Series G (NATL-RE)
5.000%, 08/01/16	500	547

		3,112

New Jersey — 1.1%
New Jersey Economic
Development Authority (RB)
5.000%, 06/15/18	1,500	1,630

New Mexico — 1.2%
New Mexico (RB) Series D
5.000%, 07/01/15	1,725	1,867

New York — 4.3%
Erie County (GO) Series A (NATL - RE)
5.000%, 12/01/14	1,000	1,052
Long Island Power Authority
(RB) Series A
5.000%, 04/01/19	1,385	1,550
Monroe County (GO) (AMBAC)
5.000%, 06/01/14	2,500	2,582
New York City Transitional Finance
Authority (RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,343

		6,527

	Par (000)	Value (000)

North Carolina — 5.7%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Prerefunded 01/15/15 @ 100 (RB) Series A
5.000%, 01/15/15	$1,500	$1,595
Forsyth (GO) Series B
5.000%, 04/01/16	1,350	1,504
5.000%, 04/01/19	1,000	1,167
North Carolina Eastern Municipal Power Agency
(RB) Series A (AMBAC)
5.250%, 01/01/20	2,290	2,475
North Carolina Medical Care Commission, North Carolina Baptist Hospital (RB)
5.000%, 06/01/20	1,715	1,927

		8,668

Ohio — 2.6%
Franklin County, OhioHealth Corporation (RB)
Series B (VRDN)
5.000%, 11/15/33	1,500	1,676
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series A (VRDN)
0.060%, 10/01/31	1,200	1,200
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series A
5.000%, 01/01/15	1,000	1,057

		3,933

Pennsylvania — 8.5%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,083
5.000%, 09/01/19	610	654
4.000%, 09/01/15	920	946
Commonwealth of Pennsylvania (GO)
Third Series A
5.000%, 07/15/18	1,695	1,957
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,156
Montgomery County Higher Education & Health Authority, Abington Memorial Hospital (RB) Series A
5.000%, 06/01/15	1,000	1,066
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 07/01/22	1,000	1,089
Pennsylvania Economic Development Financing Authority (RB) Series B (VRDN)
0.850%, 12/01/30	2,000	2,000
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health Systems (RB) Series A (AMBAC)
5.000%, 08/15/19	1,000	1,060
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,815

		12,826

See Notes to Schedules of Investments.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
South Dakota — 0.7%
South Dakota Health & Educational Facilities
Authority, Regional Health (RB)
5.000%, 09/01/15	$1,000	$1,079

Texas — 10.2%
Dallas Independent School
District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	2,871
Frisco (GO) (NATL-RE)
5.000%, 02/15/16	1,685	1,857
Houston Health Facilities Development
Corporation, Buckingham Senior Living
Community, Inc. Project, Prerefunded
02/15/14 @ 101 (RB) Series A
7.125%, 02/15/14	1,000	1,041
Katy Independent School District, School
Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,317
Texas (GO) Series A
5.000%, 10/01/17	500	575
Texas (GO) Series B
5.000%, 04/01/17	3,025	3,438
Texas Water Development Board (RB) Sub-Series A (SBPA - JP Morgan Chase Bank) (VRDN)
0.060%, 07/15/19	500	500
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,626
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,277

		15,502

Utah — 3.3%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,152
Utah State (GO) Series A
4.000%, 07/01/17	3,485	3,865

		5,017

Virginia — 2.5%
Fairfax County Industrial Development Authority, INOVA Health System Project (RB) Series C-1 (SBPA - JPMorgan Chase Bank) (VRDN)
0.060%, 05/15/26	2,225	2,225
Tobacco Settlement Financing Corporation,
Prerefunded 06/01/15 @ 100 (RB)
5.625%, 06/01/15	1,425	1,554

		3,779

Washington — 3.7%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	1,985	2,293
Washington (GO)
Series 2011-A
5.000%, 01/01/15	1,000	1,061
5.000%, 01/01/18	2,000	2,291

		5,645

Guam — 1.7%
Guam (RB) Series C
5.000%, 11/15/18	2,265	2,571

	Par (000)	Value (000)
Puerto Rico — 1.5%
Commonwealth of Puerto Rico, Public
Improvement (GO) Series A (NATL-RE IBC)
5.500%, 07/01/19	$1,255	$1,249
Puerto Rico Electric Power
Authority (RB) Series KK (NATL-RE)
5.500%, 07/01/16	1,000	1,049

		2,298

Total Municipal Bonds
(Cost $150,050)		150,205

TOTAL INVESTMENTS — 99.1%
(Cost $150,050)*		150,205

Other Assets & Liabilities – 0.9%		1,291

TOTAL NET ASSETS — 100.0%		$151,496

*	Aggregate cost for Federal income tax purposes is (000) $150,051.

Gross unrealized appreciation (000)	$2,187
Gross unrealized depreciation (000)	(2,033)

Net unrealized appreciation (000)	$154

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Bonds	$–	$150,205	$–	$150,205

Total Assets - Investments in Securities	$–	$150,205	$–	$150,205

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 60.9%
Federal Farm Credit Bank — 7.2%
Federal Farm Credit Bank
3.875%, 10/07/13	$8,717	$8,749
0.650%, 10/15/13	12,000	12,007
2.630%, 04/17/14	8,000	8,124
Federal Farm Credit Bank (FRN)
0.230%, 11/18/13	9,400	9,400
0.420%, 03/17/14	9,000	9,016
0.211%, 04/21/14	4,500	4,501
0.360%, 05/29/14	4,900	4,907

		56,704

Federal Home Loan Bank — 15.8%
Federal Home Loan Bank
0.250%, 09/06/13	9,100	9,100
0.070%, 10/04/13	9,765	9,765
0.080%, 10/25/13	6,200	6,199
0.080%, 11/08/13	7,000	6,999
0.375%, 11/27/13	12,000	12,007
0.070%, 01/06/14	11,000	10,997
2.375%, 03/14/14	9,000	9,107
0.125%, 03/27/14	8,100	8,099
0.120%, 03/28/14	8,500	8,499
2.500%, 06/13/14	9,345	9,516
Federal Home Loan Bank (DN)
0.100%, 10/23/13	6,000	5,999
0.075%, 12/17/13	8,500	8,498
0.050%, 01/24/14	19,100	19,096

		123,881

Federal Home Loan Mortgage Corporation — 19.9%
Federal Home Loan Mortgage Corporation
0.500%, 10/15/13	13,750	13,755
0.055%, 10/21/13	9,265	9,264
0.065%, 10/28/13	4,200	4,199
0.060%, 11/05/13	9,100	9,099
0.625%, 12/23/13	10,000	10,015
1.375%, 02/25/14	6,000	6,036
0.375%, 04/28/14	9,100	9,115
Federal Home Loan Mortgage Corporation (DN)
0.150%, 09/05/13	9,100	9,100
0.045%, 09/16/13	9,000	9,000
0.110%, 10/01/13	11,500	11,499
0.080%, 10/08/13	9,000	8,999
0.105%, 10/15/13	3,000	3,000
0.100%, 10/22/13	9,140	9,139
0.070%, 01/02/14	12,000	11,997
0.115%, 01/14/14	5,200	5,198
0.130%, 01/15/14	10,000	9,995
0.110%, 03/18/14	12,000	11,993
Federal Home Loan Mortgage Corporation (FRN)
0.156%, 11/04/13	4,700	4,700

		156,103

Federal National Mortgage Association — 18.0%
Federal National Mortgage Association
1.000%, 09/23/13	3,600	3,602
4.625%, 10/15/13	15,379	15,462
1.050%, 10/22/13	5,600	5,607
0.070%, 10/23/13	2,710	2,710
0.075%, 11/01/13	6,050	6,049
0.750%, 12/18/13	13,750	13,774

	Par (000)	Value (000)

1.250%, 02/27/14	$8,245	$8,289
Federal National Mortgage Association (DN)
0.060%, 09/16/13	9,000	9,000
0.100%, 11/13/13	10,000	9,998
0.100%, 12/04/13	9,150	9,148
0.115%, 12/11/13	11,700	11,696
0.120%, 12/18/13	7,424	7,421
0.080%, 01/02/14	7,560	7,558
0.095%, 01/15/14	7,200	7,197
0.100%, 01/21/14	15,000	14,994
Federal National Mortgage Association (FRN)
0.360%, 06/23/14	9,000	9,017

		141,522

Total U.S. Government Agency Obligations
(Cost $478,210)		478,210

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Notes — 1.8%
0.250%, 01/31/14	9,100	9,103
0.125%, 08/31/13	5,000	5,000

Total U.S. Treasury Obligations
(Cost $14,103)		14,103

	Number of Shares
MONEY MARKET FUNDS — 2.0%
Invesco Government & Agency Portfolio	1,000,000	1,000
PNC Advantage Institutional Government Money Market Fund, Institutional Shares†	15,016,999	15,017

Total Money Market Funds
(Cost $16,017)		16,017

	Par (000)
REPURCHASE AGREEMENTS — 39.8%
Deutsche Bank Securities, Inc.

0.070% (dated 08/30/13, due 09/03/13, repurchase price $54,000,420, collateralized by Federal National Mortgage Association Bonds, 4.000%, due 12/01/41 to 02/01/42, total value $55,080,000)	$54,000	54,000

Goldman Sachs & Co.

0.050% (dated 08/30/13, due 09/03/13, repurchase price $30,000,167, collateralized by Federal Home Loan Mortgage Corporation Bonds, 2.220% to 3.168%, due 11/01/40 to 07/01/41, total value $30,600,000)	30,000	30,000

HSBC Securities USA

0.050% (dated 08/30/13, due 09/03/13, repurchase price $50,000,278, collateralized by Federal National Mortgage Association Bond, 3.500%, due 05/01/32, total value $51,000,333)	50,000	50,000

See Notes to Schedules of Investments.

	Par (000)	Value (000)
Merrill Lynch Pierce Fenner and Smith

0.050% (dated 08/30/13, due 09/03/13, repurchase price $41,336,230, collateralized by U.S. Treasury Note, 1.875%, due 09/30/17, total value $42,162,812)	$41,336	$41,336

RBS Securities, Inc.

0.040% (dated 08/30/13, due 09/03/13, repurchase price $87,000,387, collateralized by U.S. Treasury Notes, 0.625% to 2.750%, due 11/30/16 to 11/30/17, total value $88,743,029)	87,000	87,000

Toronto Dominion Securities LLC

0.040% (dated 08/30/13, due 09/03/13, repurchase price $50,000,222, collateralized by Federal National Mortgage Association Bonds, 2.500% to 4.000%, due 03/01/26 to 03/01/42, total value $51,136,154)	50,000	50,000

Total Repurchase Agreements
(Cost $312,336)		312,336

TOTAL INVESTMENTS — 104.5%
(Cost $820,666)*		820,666

Other Assets & Liabilities – (4.5)%		(35,102)

TOTAL NET ASSETS — 100.0%		$785,564

*	Also cost for Federal income tax purposes.
†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Funds	$16,017	$–	$–	$16,017
Repurchase Agreements	–	312,336	–	312,336
U.S. Government Agency Obligations	–	478,210	–	478,210
U.S. Treasury Obligations	–	14,103	–	14,103

Total Assets - Investments in Securities	$16,017	$804,649	$–	$820,666

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 5.0%
Automotive — 4.5%
CarMax Auto Owner Trust,
Series 2013-2, Cl A1
0.210%, 05/15/14	$3,590	$3,590
0.230%, 08/15/14	6,500	6,500
Fifth Third Auto Trust,
Series 2013-1, Cl A1
0.250%, 09/15/14	11,000	11,000
Ford Credit Auto Owner Trust,
Series 2013-B, Cl A1
0.210%, 05/15/14 144A	3,018	3,018
Ford Credit Auto Owner Trust,
Series 2013-C, Cl A1
0.220%, 08/15/14 144A	5,000	5,000
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A1
0.220%, 08/15/14	9,902	9,902
Hyundai Auto Lease Securitization Trust,
Series 2013-B, Cl A1
0.250%, 08/15/14 144A	11,000	11,000
Hyundai Auto Receivables Trust,
Series 2013-A, Cl A1
0.200%, 02/18/14	60	60
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A1
0.250%, 07/15/14	5,562	5,562
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Cl A1
0.270%, 05/15/14	5,299	5,299
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Cl A1
0.220%, 08/15/14	3,975	3,975
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A1
0.230%, 08/15/14	7,037	7,037
World Omni Auto Receivables Trust,
Series 2013-A, Cl A1
0.230%, 06/16/14	4,112	4,112

		76,055

Other — 0.5%
CNH Equipment Trust,
Series 2012-D, Cl A1
0.250%, 12/16/13	1,944	1,944
CNH Equipment Trust,
Series 2013-C, Cl A1
0.250%, 09/15/14	6,500	6,500

		8,444

Total Asset Backed Securities
(Cost $84,499)		84,499

CERTIFICATES OF DEPOSIT — 7.6%
Yankee — 7.6%
ANZ Banking Group NY
0.175%, 03/03/14	17,000	17,000
Bank of Montreal Chicago
0.150%, 10/15/13	22,000	22,000
0.170%, 10/22/13	8,000	8,000
Bank of Nova Scotia
0.230%, 09/12/13	9,950	9,950

	Par (000)	Value (000)

Canadian Imperial Bank of Commerce NY (FRN)
0.304%, 02/24/14	$18,600	$18,600
DnB Bank ASA
0.270%, 10/02/13	4,000	4,000
DnB Bank ASA NY
0.180%, 10/04/13	10,000	10,000
Royal Bank of Canada NY (FRN)
0.324%, 09/06/13	5,250	5,250
0.300%, 02/21/14	4,575	4,577
Svenska Handelsbanken
0.240%, 10/01/13	2,650	2,650
0.215%, 11/22/13	13,000	13,000
Wells Fargo Bank NA
0.210%, 09/12/13	5,500	5,500
Wells Fargo Bank NA (FRN)
0.140%, 12/09/13	9,000	9,000

Total Certificates of Deposit
(Cost $129,527)		129,527

ASSET BACKED COMMERCIAL PAPER† — 19.8%
Financial Services — 19.8%
Alpine Securitization
0.150%, 09/09/13	29,000	28,999
0.150%, 10/03/13	5,000	4,999
Collateralized CP II LLC
0.160%, 10/03/13	5,250	5,249
0.220%, 11/13/13	5,500	5,498
Collateralized CP LLC
0.220%, 11/07/13	16,500	16,493
0.220%, 12/03/13	6,400	6,396
Erste Abwicklungsantalt
0.160%, 09/16/13	9,000	8,999
0.190%, 09/18/13	8,000	7,999
0.160%, 11/21/13	16,000	15,994
Fairway Finance LLC
0.130%, 10/01/13	6,300	6,299
0.140%, 10/07/13	15,117	15,114
Gemini Securitization
0.150%, 09/17/13	17,350	17,349
Gotham Funding
0.170%, 09/04/13	9,200	9,200
0.170%, 10/07/13	9,000	8,998
0.180%, 11/18/13	8,150	8,147
Kells Funding LLC
0.170%, 09/04/13	10,000	10,000
0.150%, 09/20/13	5,000	5,000
Liberty Street Funding LLC
0.180%, 09/09/13	8,000	8,000
0.130%, 09/25/13	9,400	9,399
Nieuw Amsterdam Receivables
0.160%, 09/05/13	15,000	15,000
0.190%, 10/04/13	17,500	17,497
Northern Pines Funding LLC
0.160%, 09/23/13	32,000	31,997
Regency Market No. 1 LLC
0.150%, 09/16/13	3,500	3,500
0.150%, 09/20/13	15,201	15,200
Sheffield Recievables
0.170%, 09/16/13	2,500	2,500
0.170%, 09/19/13	12,000	11,999
Starbird Funding

See Notes to Schedules of Investments.

	Par (000)	Value (000)
ASSET BACKED COMMERCIAL PAPER† — continued
Financial Services — continued
0.050%, 09/03/13	$1,000	$1,000
0.150%, 09/10/13	8,900	8,900
0.210%, 11/01/13	6,450	6,448
Sydney Capital
0.260%, 11/26/13	17,000	16,989
Thunder Bay Funding LLC
0.140%, 09/23/13	5,900	5,900

Total Asset Backed Commercial Paper
(Cost $335,062)		335,062

COMMERCIAL PAPER† — 34.9%
Banks — 24.7%
Abbey National North America
0.240%, 09/23/13	16,000	15,998
0.170%, 09/25/13	2,300	2,300
0.230%, 10/29/13	16,000	15,994
Australia & New Zealand Banking Group
0.170%, 09/30/13	5,500	5,499
Bank of Nova Scotia
0.225%, 10/15/13	13,000	12,996
0.175%, 12/26/13	10,000	9,994
Bank of Tokyo-Mitsubishi
0.190%, 10/07/13	3,150	3,149
0.180%, 11/18/13	21,500	21,492
BNP Paribas Finance
0.220%, 09/03/13	17,000	17,000
0.230%, 09/03/13	16,000	16,000
0.160%, 10/21/13	1,300	1,300
Commonwealth Bank of Australia
0.220%, 09/11/13	17,000	16,999
0.230%, 12/27/13	15,000	15,000
DnB Bank ASA
0.100%, 09/09/13	1,800	1,800
0.180%, 10/07/13	6,000	5,999
0.230%, 01/28/14	12,000	11,989
HSBC USA
0.200%, 10/22/13	10,500	10,497
0.200%, 12/05/13	5,500	5,497
0.240%, 01/21/14	16,000	15,985
JPMorgan Chase
0.250%, 02/18/14	16,000	15,981
National Australia Funding Delaware
0.170%, 09/04/13	9,000	9,000
0.125%, 10/01/13	12,000	11,999
0.291%, 10/07/13	3,000	2,999
0.160%, 11/18/13	8,000	7,997
Nordea Bank AB
0.170%, 10/11/13	4,000	3,999
0.180%, 11/22/13	26,000	25,989
Overseas-Chinese Banking
0.200%, 10/08/13	16,000	15,997
0.180%, 11/27/13	1,100	1,099
Rabobank USA Financial
0.180%, 10/15/13	6,200	6,199
0.230%, 11/06/13	3,000	2,999
0.250%, 11/06/13	3,500	3,498
0.190%, 02/25/14	5,800	5,795
Standard Chartered Bank
0.190%, 10/16/13	16,000	15,996
0.170%, 11/25/13	18,300	18,293

	Par (000)	Value (000)

Svenska Handelsbanken
0.220%, 09/25/13	$9,700	$9,699
0.200%, 11/14/13	6,300	6,297
0.240%, 02/14/14	2,350	2,347
Toronto Dominion Holdings USA
0.190%, 10/15/13	14,200	14,197
UOB Funding LLC
0.200%, 11/06/13	7,500	7,497
0.190%, 12/30/13	8,000	7,995
Westpac Banking
0.300%, 09/30/13	16,800	16,796

		418,156

Financial Services — 3.4%
CPPIB Capital
0.120%, 10/16/13	16,700	16,698
0.150%, 11/01/13	14,000	13,996
0.250%, 01/03/14	2,000	1,998
General Electric Capital
0.220%, 10/30/13	11,800	11,796
Toyota Motor Credit
0.220%, 01/06/14	13,600	13,589

		58,077

Food, Beverage & Tobacco — 0.9%
Coca-Cola
0.160%, 09/18/13	16,000	15,999

Healthcare — 1.4%
Catholic Health Initiatives
0.160%, 10/01/13	10,300	10,299
0.160%, 10/07/13	10,300	10,298
0.180%, 11/07/13	3,200	3,199

		23,796

Insurance — 2.0%
Metlife Short-Term Funding
0.130%, 09/25/13	1,800	1,800
0.120%, 10/02/13	2,300	2,300
0.170%, 10/11/13	11,732	11,730
0.170%, 10/15/13	7,239	7,237
0.160%, 10/24/13	11,000	10,997

		34,064

Sovereign Agency — 2.5%
Kreditansalt Fur Wiederaufbau International Finance (Germany)
0.220%, 10/01/13	3,000	2,999
0.170%, 10/15/13	6,500	6,498
0.180%, 10/15/13	6,500	6,499
0.120%, 11/12/13	10,000	9,998
0.160%, 12/12/13	7,500	7,497
Swedish Export Credit (Sweden)
0.160%, 10/18/13	8,000	7,998

		41,489

Total Commercial Paper
(Cost $591,581)		591,581

See Notes to Schedules of Investments.

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 2.1%
Banks — 1.9%
Nordea Bank AB (FRN)
1.168%, 01/14/14 144A	$3,530	$3,542
Royal Bank of Canada (MTN)
1.125%, 01/15/14	12,400	12,438
Wells Fargo Bank NA (MTN) (FRN)
0.323%, 09/15/14	16,000	16,000

		31,980

Financial Services — 0.2%
American Honda Finance (FRN)
0.296%, 11/08/13 144A	3,000	3,000

Total Corporate Bonds
(Cost $34,980)		34,980

FUNDING AGREEMENT — 0.9%
New York Life Funding Agreement
0.263%, 06/13/14 (A)	16,000	16,000

Total Funding Agreement
(Cost $16,000)		16,000

MUNICIPAL SECURITIES — 16.9%
Connecticut — 1.9%
Connecticut Health & Educational Facility Authority, Yale University (RB)
Series U (VRDN)
0.060%, 09/06/13	32,540	32,540

Illinois — 1.1%
Northwestern University
0.130%, 09/24/13	13,500	13,499
0.120%, 10/04/13	4,500	4,500

		17,999

Mississippi — 1.1%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series C (VRDN)
0.050%, 09/03/13	9,180	9,180
0.040%, 09/06/13	9,000	9,000

		18,180

North Carolina — 0.9%
University of North Carolina at Chapel Hill (RB) Series C (VRDN)
0.040%, 09/06/13	15,875	15,875

Ohio — 4.1%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.040%, 09/03/13	19,400	19,400
Ohio State Common Schools (GO)
Series A (VRDN)
0.060%, 09/06/13	20,755	20,755
Ohio State Common Schools (GO)
Series B (VRDN)
0.060%, 09/06/13	4,960	4,960
Ohio State University (RB) Series B (VRDN)
0.060%, 09/06/13	7,100	7,100

	Par (000)	Value (000)

0.040%, 09/06/13	$16,775	$16,775

		68,990

Texas — 6.0%
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-1 (VRDN)
0.040%, 09/03/13	23,175	23,175
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN)
0.040%, 09/03/13	7,640	7,640
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-2 (VRDN)
0.040%, 09/03/13	2,000	2,000
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN)
0.060%, 09/06/13	3,000	3,000
Lower Neches Valley Authority Industrial Development, ExxonMobil Project (RB)
Series A (VRDN)
0.050%, 09/03/13	22,300	22,300
Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN)
0.060%, 09/06/13	16,000	16,000
0.050%, 09/06/13	9,600	9,600
University of Houston (TECP) (VRDN)
0.150%, 09/17/13	18,266	18,266

		101,981

Virginia — 1.4%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
0.040%, 09/06/13	10,800	10,800
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.040%, 09/06/13	13,400	13,400

		24,200

Wyoming — 0.4%
Uinta County, Chevron USA, Inc. Project (RB) (VRDN)
0.050%, 09/03/13	7,500	7,500

Total Municipal Securities
(Cost $287,265)		287,265

See Notes to Schedules of Investments.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal Home Loan Bank — 0.9%
Federal Home Loan Bank
0.070%, 10/09/13	$15,000	$14,999

Total U.S. Government Agency Obligations (Cost $14,999)		14,999

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Notes — 1.6%
0.250%, 11/30/13	10,000	10,002
0.125%, 08/31/13	17,000	17,000

Total U.S. Treasury Obligations (Cost $27,002)		27,002

REPURCHASE AGREEMENTS — 10.2%

Deutsche Bank Securities, Inc.

0.070% (dated 08/30/13, due 09/03/13, repurchase price $33,000,257, collateralized by Federal National Mortgage Association Bonds, 3.500% to 4.500%, due 03/01/41 to 05/01/42,total value $33,660,000)	33,000	33,000

Goldman Sachs & Co.

0.050% (dated 08/30/13, due 09/03/13, repurchase price $10,000,056, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 4.000%, due 06/01/25, total value $10,200,000)	10,000	10,000

HSBC Securities USA

0.050% (dated 08/30/13, due 09/03/13, repurchase price $25,000,139, collateralized by Federal National Mortgage Association Bonds, 3.500%, due 05/01/32 to 11/01/42, total value $25,502,355)	25,000	25,000

Merrill Lynch Pierce Fenner and Smith

0.050% (dated 08/30/13, due 09/03/13, repurchase price $24,796,138, collateralized by U.S. Treasury Notes, 0.125% to 1.250%, due 08/31/13 to 02/29/20, total value $25,292,001)	24,796	24,796

RBS Securities, Inc.

0.040% (dated 08/30/13, due 09/03/13, repurchase price $8,000,036, collateralized by U.S. Treasury Note, 0.625%, due 11/30/17, total value $8,160,813)	8,000	8,000

Toronto Dominion Securities LLC

0.120% (dated 08/30/13, due 09/03/13, repurchase price $48,000,640, collateralized by Corporate Bonds and Medium Term Notes, 0.000% to 7.625%, due 09/14/13 to 09/01/23, total value $50,400,001)	48,000	48,000

	Par (000)	Value (000)

0.040% (dated 08/30/13, due 09/03/13, repurchase price $25,000,111, collateralized by Federal National Mortgage Association Bond, 4.000%, due 03/01/26, total value $25,519,618)	$25,000	$25,000

Total Repurchase Agreements (Cost $173,796)		173,796

TOTAL INVESTMENTS — 99.9%
(Cost $1,694,711)*		1,694,711

Other Assets & Liabilities – 0.1%		1,339

TOTAL NET ASSETS — 100.0%		$1,696,050

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Illiquid Security. Total value of illiquid securities is $16,000 (000) and represents 0.9% of net assets as of August 31, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $25,560 (000) and represents 0.02% of net assets as of August 31, 2013.

See Notes to Schedules of Investments.

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Commercial Paper	$–	$335,062	$–	$335,062
Asset Backed Securities	–	84,499	–	84,499
Certificates of Deposit	–	129,527	–	129,527
Commercial Paper	–	591,581	–	591,581
Corporate Bonds	–	34,980	–	34,980
Funding Agreement	–	16,000	–	16,000
Municipal Securities	–	287,265	–	287,265
Repurchase Agreements	–	173,796	–	173,796
U.S. Government Agency Obligations	–	14,999	–	14,999
U.S. Treasury Obligations	–	27,002	–	27,002

Total Assets - Investments in Securities	$–	$1,694,711	$–	$1,694,711

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 104.1%
Ohio — 104.1%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series A (VRDN)
0.080%, 09/03/13	$5,200	$5,200
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Union Bank NA) (VRDN)
0.050%, 09/03/13	10,170	10,170
Berea (BAN) (GO)
1.000%, 03/26/14	3,652	3,668
Cleveland Department of Public Utilities Division of Water (RB) Series Q (LOC - Bank of New York Mellon) (VRDN)
0.050%, 09/06/13	11,950	11,950
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Art Project (RB) Series D (SBPA - JPMorgan Chase Bank) (VRDN)
0.070%, 09/06/13	3,800	3,800
Cleveland-Cuyahoga County Port Authority, Museum of Art Project (RB) Series C (SBPA - JPMorgan Chase Bank) (VRDN)
0.070%, 09/06/13	700	700
Columbus (GO) (DD)
2.000%, 09/02/14	3,600	3,664
Cuyahoga County (GO) Series A
3.000%, 12/01/13	1,920	1,933
Cuyahoga Falls (BAN) (GO)
1.000%, 12/05/13	2,400	2,403
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series B (SBPA - Barclays Bank PLC) (VRDN)
0.070%, 09/06/13	4,320	4,320
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series D (LOC - U.S. Bank NA) (VRDN)
0.040%, 09/06/13	2,000	2,000
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.060%, 09/06/13	5,700	5,700
Franklin County, Holy Cross Health Systems Corporation (RB) (VRDN)
0.040%, 09/06/13	5,700	5,700
Franklin County, OhioHealth Corporation (RB) Series A (SBPA - Barclays Bank PLC) (VRDN)
0.070%, 09/06/13	1,000	1,000
Green (BAN) (GO)
1.000%, 06/17/14	910	915
Green (BAN) (GO) Series D
1.000%, 07/31/14	1,000	1,007
Huber Heights (BAN) (GO)
1.125%, 11/08/13	2,000	2,002
Lake County (BAN) (GO)
1.000%, 07/22/14	1,000	1,006
Lakewood (BAN) (GO)
1.000%, 04/15/14	1,610	1,616
Lucas County (BAN) (GO)
1.000%, 07/16/14	2,600	2,616

	Par (000)	Value (000)

Mayfield (BAN) (GO)
1.000%, 08/28/14	$1,400	$1,408
Miami County (BAN) (GO)
1.000%, 11/26/13	2,441	2,444
Montgomery County, Catholic Health Initiatives (RB) Series B-1 (SBPA - Bank of New York Mellon) (VRDN)
0.080%, 09/06/13	300	300
Montgomery County, Miami Valley Hospital (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.080%, 09/03/13	2,000	2,000
Montgomery County, Miami Valley Hospital (RB) Series C (SBPA - Wells Fargo Bank) (VRDN)
0.050%, 09/03/13	3,490	3,490
Ohio Air Quality Development Authority Pollution Control, FirstEnergy Nuclear Generation Project (RB) (LOC - Wells Fargo Bank) (VRDN)
0.060%, 09/03/13	1,100	1,100
Ohio Air Quality Development Authority Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.050%, 09/03/13	2,400	2,400
Ohio Air Quality Development Authority, Ohio Valley Electric Corporation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.060%, 09/06/13	3,200	3,200
Ohio Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.060%, 09/03/13	2,105	2,105
Ohio Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.060%, 09/03/13	895	895
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.040%, 09/03/13	3,900	3,900
Ohio Higher Educational Facility Commission, Marietta College 2007 Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.070%, 09/06/13	4,550	4,550
Ohio Higher Educational Facility Commission, Marietta College Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.080%, 09/06/13	1,335	1,335
Ohio Higher Educational Facility Commission, Oberlin College 2008 Project (RB) (SBPA - U.S. Bank NA) (VRDN)
0.080%, 09/06/13	5,100	5,100
Ohio Higher Educational Facility Commission, Xavier University 2000 Project (RB) (LOC - U.S. Bank NA) (VRDN)
0.060%, 09/06/13	1,200	1,200

See Notes to Schedules of Investments.

PNC Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio Higher Educational Facility Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank NA) (VRDN)
0.060%, 09/06/13	$3,800	$3,800
Ohio State (GO) Series B (VRDN)
0.060%, 09/06/13	2,700	2,700
Ohio State (GO) Series D (VRDN)
0.060%, 09/06/13	2,995	2,995
Ohio State Building Authority, Prerefunded 04/01/14 @ 100 (RB) Series A (AGM)
5.000%, 04/01/14	4,200	4,317
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System (RB) (SBPA - Wells Fargo Bank) (VRDN)
0.030%, 09/03/13	1,200	1,200
Ohio State University (RB) (VRDN)
0.050%, 09/06/13	1,000	1,000
Ohio State University (RB) Series B (VRDN)
0.040%, 09/06/13	2,100	2,100
Ohio State University (RB) Series E (VRDN)
0.040%, 09/06/13	2,200	2,200

	Par (000)	Value (000)

Ohio State Water Development Authority, FirstEnergy Generation Project (RB) (LOC - Bank of Nova Scotia) (VRDN)
0.050%, 09/03/13##	$6,500	$6,500
Pataskala (BAN) (GO)
1.500%, 03/26/14	2,585	2,602

		136,211

Municipal Securities (Cost $136,211)		136,211

TOTAL INVESTMENTS — 104.1%
(Cost $136,211)*		136,211

Other Assets & Liabilities – (4.1)%		(5,347)

TOTAL NET ASSETS — 100.0%		$130,864

*	Also cost for Federal income tax purposes.
##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Securities	$–	$136,211	$–	$136,211

Total Assets - Investments in Securities	$–	$136,211	$–	$136,211

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.9%
Pennsylvania — 96.6%
Beaver County Industrial Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.050%, 09/03/13	$5,575	$5,575
Bucks County Industrial Development Authority, Grand View Hospital (RB) Series A (LOC - TD Bank) (VRDN)
0.060%, 09/06/13	2,595	2,595
Central Dauphin School District (GO)
3.000%, 12/01/13	1,210	1,219
Commonwealth of Pennsylvania (GO) First Series
4.000%, 06/01/14	1,000	1,029
Delaware County Industrial Development Authority, United Parcel Service Project (RB) (VRDN)
0.050%, 09/03/13	2,200	2,200
Delaware River Port Authority (RB) Series A (LOC - Royal Bank of Canada) (VRDN)
0.050%, 09/06/13	5,900	5,900
Delaware River Port Authority (RB) Series B (LOC - TD Bank) (VRDN)
0.050%, 09/06/13	1,200	1,200
Geisinger Authority, Geisinger Health System (RB) (SBPA - Northern Trust) (VRDN)
0.020%, 09/03/13	2,300	2,300
Haverford Township School District (GO) (LOC - TD Bank) (VRDN)
0.060%, 09/06/13	1,140	1,140
Lancaster County Hospital Authority, Masonic Homes Project (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN)
0.060%, 09/03/13	2,665	2,665
Lower Merion Township School District, Capital Project (GO) Series B (LOC - U.S. Bank NA) (VRDN)
0.050%, 09/06/13	5,900	5,900
Northampton County (GO)
1.000%, 08/15/14	1,280	1,290
Northampton County General Purpose Authority, Lafayette College (RB) Series A (SBPA - TD Bank) (VRDN)
0.060%, 09/06/13	520	520
Northampton County Higher Education Authority, Lehigh University (RB) Series A (VRDN)
0.050%, 09/06/13	2,200	2,200
Pennsylvania Higher Educational Facilities Authority, Drexel University (RB) Series B (LOC - Wells Fargo Bank) (VRDN)
0.060%, 09/06/13	1,400	1,400
Pennsylvania Higher Educational Facilities Authority, Messiah College, Prerefunded 11/01/13 @ 100 (RB) Series AA3
5.500%, 11/01/13	2,000	2,017
Philadelphia Gas Works (RB) 8th Series B (LOC - Wells Fargo Bank) (VRDN)
0.050%, 09/06/13	1,800	1,800

	Par (000)	Value (000)

Philadelphia Gas Works (RB) Fifth Series A-2 (LOC - JPMorgan Chase Bank) (VRDN)
0.060%, 09/06/13	$2,800	$2,800
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.040%, 09/03/13	2,310	2,310
Philadelphia School District (GO) Series G (LOC - Wells Fargo Bank) (VRDN)
0.050%, 09/06/13	2,535	2,535
Pittsburgh Water & Sewer Authority (RB) Sub-Series C-1C (LOC - Federal Home Loan Bank) (AGM)
0.400%, 09/01/13	3,000	3,000
St. Mary Hospital Authority, Catholic Health East Obligated Group (RB) Series B (LOC - Bank of New York Mellon) (VRDN)
0.060%, 09/06/13	8,800	8,800
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.080%, 09/06/13	2,370	2,370
University of Pittsburgh, Commonwealth System Higher Education (TECP)
0.120%, 11/04/13	2,500	2,500
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
0.050%, 09/06/13	2,205	2,205
West Chester Area School District (GO)
2.000%, 10/01/13	725	726
Puerto Rico — 2.3%
Puerto Rico Highways & Transportation Authority, Prerefunded 07/01/14 @ 100 (RB) Series J
5.125%, 07/01/14	1,115	1,160
Puerto Rico Housing Finance Authority, Puerto Rico Public Housing Administration Project, Prerefunded 12/01/13 @ 100 (RB)
5.000%, 12/01/13	500	506

Total Municipal Securities (Cost $69,862)		69,862

TOTAL INVESTMENTS — 98.9% (Cost $69,862)*		69,862

Other Assets & Liabilities – 1.1%		754

TOTAL NET ASSETS — 100.0%		$70,616

*	Also cost for Federal income tax purposes.

See Notes to Schedules of Investments.

PNC Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Municipal Securities	$–	$69,862	$–	$69,862

Total Assets - Investments in Securities	$–	$69,862	$–	$69,862

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 100.4%
California — 0.7%
California State, Prerefunded 02/01/14 @ 100
(GO)
5.000%, 02/01/14	$1,000	$1,020
5.125%, 02/01/14	1,185	1,209
California State, Prerefunded 04/01/14 @ 100
(GO)
5.250%, 04/01/14	2,650	2,728

		4,957

Delaware — 0.1%
Delaware (GO) Series D
5.000%, 09/01/13	900	900

District of Columbia — 3.0%
District of Columbia, Georgetown University
(RB) Series C (LOC -TD Bank) (VRDN)
0.030%, 09/06/13	19,800	19,800

Florida — 1.3%
Citizens Property Insurance (RB) Series A-1
4.500%, 06/01/14	2,875	2,962
5.000%, 06/01/14	5,500	5,688

		8,650

Georgia — 0.2%
Gwinnett County Development Authority,
Gwinnett County Public Schools Project,
Prerefunded 01/01/14 @ 100 (COP)
(NATL-RE)
5.250%, 01/01/14	1,000	1,016

Illinois — 0.9%
Illinois Finance Authority, University of Chicago (RB) (SBPA - U.S. Bank NA) (VRDN)
0.060%, 09/06/13	4,849	4,849
Illinois State, Prerefunded 09/01/14 @ 100 (GO)
5.000%, 09/01/14	1,340	1,403

		6,252

Indiana — 0.4%
Purdue University, Student Facilities System (RB) Series A (VRDN)
0.040%, 09/06/13	2,435	2,435

Iowa — 2.6%
Iowa City (RB) (SBPA - U.S. Bank NA) (VRDN)
0.200%, 09/03/13	14,125	14,125
Iowa Finance Authority, Drake University Project (RB) (LOC - Wells Fargo Bank) (VRDN)
0.060%, 09/03/13	800	800
Iowa Higher Education Loan Authority,
Morningside College (RN) Series C
2.000%, 05/15/14	2,650	2,682

		17,607

	Par (000)	Value (000)

Kentucky — 1.0%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN)
0.060%, 09/03/13	$4,045	$4,045
Berea Educational Facilities, Berea College Project (RB) Series B (VRDN)
0.060%, 09/03/13	2,295	2,295

		6,340

Louisiana — 3.1%
Louisiana Public Facilities Authority, CHRISTUS Health (RB) Series B-3 (LOC - Bank of New York Mellon) (VRDN)
0.040%, 09/06/13	20,535	20,535

Maryland — 1.8%
Baltimore Industrial Development Authority,
Baltimore Capital Acquisition (RB) (LOC -
Bayerische Landesbank) (VRDN)
0.110%, 09/06/13	10,900	10,900
Charles County (GO)
2.000%, 03/01/14	1,210	1,221

		12,121

Massachusetts — 6.0%
Massachusetts Department of Transportation,
Contract Assistance (RB) Series A6 (SBPA -
JPMorgan Chase Bank) (VRDN)
0.060%, 09/06/13	15,400	15,400
Massachusetts Health & Educational Facilities
Authority, Partners Healthcare System (RB)
Series D-3 (SBPA - JPMorgan Chase Bank)
(VRDN)
0.060%, 09/06/13	4,000	4,000
Massachusetts Health & Educational Facilities
Authority, Partners Healthcare System (RB)
Series F-4 (VRDN)
0.080%, 09/06/13	20,435	20,435

		39,835

Michigan — 1.2%
University of Michigan (RB) (SBPA - JPMorgan Chase Bank) (VRDN)
0.050%, 09/06/13	5,900	5,900
University of Michigan (RB) Series A
2.000%, 04/01/14	1,815	1,834

		7,734

Minnesota — 0.9%
Minneapolis (GO)
3.000%, 12/01/13	6,000	6,042

Mississippi — 0.5%
Mississippi Business Finance Corporation,
Chevron USA Inc. Project (RB) Series A
(VRDN)
0.030%, 09/03/13	3,600	3,600

See Notes to Schedules of Investments.

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Missouri — 2.3%
Missouri Development Finance Board, The
Nelson Gallery Foundation (RB) Series A
(SBPA - Northern Trust) (VRDN)
0.050%, 09/03/13	$1,200	$1,200
Missouri State Health & Educational Facilities
Authority, Ascension Health (RB) Series C-3
(VRDN)
0.050%, 09/06/13	14,175	14,175

		15,375

New Jersey — 0.8%
New Jersey Educational Facilities Authority,
Institute of Technology, Prerefunded 01/01/14
@ 100 (RB) Series B (AMBAC)
5.000%, 01/01/14	3,365	3,418
New Jersey Transportation Trust Fund Authority
(RB) Series C (ETM) (AGM)
5.500%, 12/15/13	2,000	2,031

		5,449

New Mexico — 2.0%
New Mexico Finance Authority, Senior Lien
Public Project (RB) Series A
2.000%, 06/01/14	3,040	3,081
New Mexico Hospital Equipment Loan Council,
Presbyterian HealthCare (RB) Series C (SBPA -
Wells Fargo Bank) (VRDN)
0.060%, 09/06/13	10,275	10,275

		13,356

New York — 4.4%
New York (GO) Sub-Series B-3
(LOC - TD Bank) (VRDN)
0.030%, 09/06/13	16,200	16,200
New York City Municipal Water Finance
Authority (RB) Series CC-2 (SBPA - Bank of
Nova Scotia) (VRDN)
0.070%, 09/03/13	3,350	3,350
New York City Municipal Water Finance
Authority (RB) Sub-Series B-2 (SBPA - Royal
Bank of Canada) (VRDN)
0.040%, 09/06/13	3,900	3,900
New York City Transitional Finance Authority,
New York City Recovery (RB) Series 1,
Sub-Series 1D (SBPA - Landesbank
Hessen-Thuringen Girozentrale) (VRDN)
0.080%, 09/03/13	6,295	6,295

		29,745

North Carolina — 1.7%
Charlotte-Mecklenburg Hospital Authority,
Carolina HealthCare System (RB) Series B
(LOC - U.S. Bank NA) (VRDN)
0.050%, 09/03/13	1,400	1,400

	Par (000)	Value (000)

Charlotte-Mecklenburg Hospital Authority,
Carolinas HealthCare System (RB) Series B
(SBPA - JPMorgan Chase Bank) (VRDN)
0.040%, 09/03/13	$1,560	$1,560
Durham County (GO)
4.000%, 04/01/14	3,000	3,066
North Carolina Educational Facilities Finance
Agency, Davidson College (RB) Series B
(VRDN)
0.060%, 09/06/13	2,315	2,315
University of North Carolina at Chapel Hill (RB)
Series B (VRDN)
0.060%, 09/06/13	2,900	2,900

		11,241

Ohio — 23.7%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series A (VRDN)
0.080%, 09/03/13	1,000	1,000
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series C
(LOC - Union Bank NA) (VRDN)
0.050%, 09/03/13	12,500	12,500
Berea (BAN) (GO)
1.000%, 03/26/14	2,000	2,008
Cleveland Department of Public Utilities Division of Water (RB) Series Q
(LOC - Bank of New York Mellon) (VRDN)
0.050%, 09/06/13	16,100	16,100
Columbus (GO) (DD)
2.000%, 09/02/14	3,000	3,054
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series B (VRDN)
0.070%, 09/06/13	6,000	6,000
Franklin County Hospital Improvement,
Nationwide Children’s Hospital Project (RB)
Series B (VRDN)
0.060%, 09/06/13	20,350	20,350
Franklin County, Holy Cross Health Systems
Corporation (RB) (VRDN)
0.040%, 09/06/13	7,400	7,400
Franklin County, OhioHealth Corporation (RB)
Series A (SBPA - Barclays Bank PLC) (VRDN)
0.070%, 09/06/13	10,180	10,180
Huber Heights (BAN) (GO)
1.125%, 11/08/13	2,000	2,003
Kent (GO) (DD)
1.000%, 09/04/14	2,565	2,581
Lake County (BAN) (GO)
1.000%, 07/22/14	1,000	1,006
Lebanon (BAN) (GO)
1.000%, 04/24/14	1,025	1,030
Montgomery County, Catholic Health Initiatives
(RB) Series B-1 (SBPA - Bank of New York
Mellon) (VRDN)
0.080%, 09/06/13	2,500	2,500
Montgomery County, Miami Valley Hospital
(RB) Series B (SBPA - JPMorgan Chase Bank)
(VRDN)
0.080%, 09/03/13	2,500	2,500

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Montgomery County, Miami Valley Hospital (RB) Series C (SBPA - Wells Fargo Bank) (VRDN)
0.050%, 09/03/13	$3,900	$3,900
Ohio Air Quality Development Authority, Ohio Valley Electric Corporation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.060%, 09/06/13	1,900	1,900
Ohio Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A (SBPA - Wells Fargo Bank)
(VRDN)
0.060%, 09/03/13	2,705	2,705
Ohio Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.060%, 09/03/13	1,200	1,200
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.040%, 09/03/13	1,000	1,000
Ohio Higher Educational Facility Commission, Oberlin College 2008 Project (RB) (SBPA - U.S. Bank NA) (VRDN)
0.080%, 09/06/13	4,800	4,800
Ohio State (GO) Series B (VRDN)
0.060%, 09/06/13	20,900	20,900
Ohio State (GO) Series D (VRDN)
0.060%, 09/06/13	3,900	3,900
Ohio State University (RB) Series B (VRDN)
0.040%, 09/06/13	10,060	10,060
Ohio State University (RB) Series E (VRDN)
0.040%, 09/06/13	14,500	14,500
Ohio State Water Development Authority,
FirstEnergy Generation Project (RB)
(LOC - Bank of Nova Scotia) (VRDN)
0.050%, 09/03/13	2,700	2,700
0.050%, 09/03/13	1,000	1,000

		158,777

Pennsylvania — 12.0%
Commonwealth of Pennsylvania (GO) First Series
4.000%, 06/01/14	5,305	5,456
Delaware River Port Authority (RB) Series A (LOC - Royal Bank of Canada) (VRDN)
0.050%, 09/06/13	16,100	16,100
Lower Merion Township School District, Capital Project (GO) Series B
(LOC - U.S. Bank NA) (VRDN)
0.050%, 09/06/13	5,145	5,145
Northampton County General Purpose Authority, Lafayette College (RB) Series A (SBPA - TD Bank) (VRDN)
0.060%, 09/06/13	1,600	1,600
Northampton County General Purpose Authority, Lehigh University (RB) Series B (SBPA - JP Morgan Chase Bank) (VRDN)
0.060%, 09/06/13	9,775	9,775

	Par (000)	Value (000)

Northampton County Higher Education Authority, Lehigh University (RB) Series A
(VRDN)
0.050%, 09/06/13	$1,400	$1,400
Pennsylvania Higher Educational Facilities Authority, Drexel University (RB) Series B
(LOC - Wells Fargo Bank) (VRDN)
0.060%, 09/06/13	910	910
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (VRDN)
0.040%, 09/03/13	4,700	4,700
Pittsburgh Water & Sewer Authority (RB) Sub-Series C-1C (LOC - Federal Home Loan Bank) (AGM) (VRDN)
0.400%, 09/01/13	2,000	2,000
St. Mary Hospital Authority, Catholic Health East Obligated Group (RB) Series B (LOC - Bank of New York Mellon) (VRDN)
0.060%, 09/06/13	6,200	6,200
St. Mary Hospital Authority, Catholic Health
Initiatives (RB) Series C (VRDN)
0.080%, 09/06/13	10,290	10,290
University of Pittsburgh, Commonwealth System Higher Education (TECP)
0.120%, 11/04/13	3,305	3,305
Washington County Authority, University of
Pennsylvania (RB) (VRDN)
0.050%, 09/06/13	13,465	13,465

		80,346

Tennessee — 2.7%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN)
0.080%, 09/06/13	9,840	9,840
Tennessee State
0.130%, 09/18/13	8,000	8,000
Tennessee State (GO) Series B
5.000%, 11/01/13	300	302

		18,142

Texas — 17.1%
Dallas Waterworks & Sewer System, Prerefunded 10/01/13 @ 100 (RB) (FSA)
5.000%, 10/01/13	1,000	1,004
Garland (GO)
2.000%, 02/15/14	2,530	2,550
2.000%, 02/15/14	1,150	1,159
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-1 (VRDN)
0.040%, 09/03/13	800	800
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN)
0.040%, 09/03/13	2,415	2,415

See Notes to Schedules of Investments.

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — continued
Harris County Health Facilities Development
Corporation, Texas Children’s Health (RB)
Series 2 (SBPA - Wells Fargo Bank) (VRDN)
0.050%, 09/03/13	$10,000	$10,000
Lower Neches Valley Authority Industrial
Development, ExxonMobil Project (RB)
(VRDN)
0.030%, 09/03/13	6,800	6,800
Red River Education Financing Corporation,
Texas Christian University Project (RB)
(VRDN)
0.050%, 09/06/13	5,000	5,000
0.060%, 09/06/13	18,000	18,000
Richardson Independent School District (GO)
(PSF-GTD)
5.000%, 02/15/14	415	424
Spring Branch Independent School District (GO)
(PSF-GTD)
5.250%, 02/01/14	2,060	2,103
5.625%, 02/01/14	2,390	2,444
Tarrant County Cultural Education Facilities
Finance Corporation, Baylor Health Care
System Project (RB) Series D (LOC - JP
Morgan Chase Bank) (VRDN)
0.070%, 09/06/13	13,100	13,100
Tarrant County Health Facilities Development
Corporation, Cook Children’s Medical System
(RB) Series B (VRDN)
0.060%, 09/06/13##	10,000	10,000
Texas (GO) Series B
4.000%, 08/01/14	1,520	1,572
Texas (GO) Series C
4.000%, 08/01/14	1,135	1,174
Texas (TAN) (RN) (DD)
2.000%, 08/28/14	7,000	7,123
Texas Water Development Board (RB) Sub-Series A (SBPA - JP Morgan Chase Bank) (VRDN)
0.060%, 09/03/13##	7,100	7,100
Travis County (GO)
3.000%, 03/01/14	2,050	2,078
5.000%, 03/01/14	2,200	2,253
University of North Texas (RB)
3.000%, 04/15/14	1,180	1,200
University of Texas System (RB) Series B (VRDN)
0.030%, 09/06/13	6,230	6,230
0.050%, 09/06/13	10,000	10,000

		114,529

Utah — 2.3%
Utah County, IHC Health Services (RB) Series C
(SBPA - U.S. Bank NA) (VRDN)
0.060%, 09/06/13	15,400	15,400

Virginia — 2.9%
Fairfax County Industrial Development Authority,
Fairfax Hospital (RB) Series D (VRDN)
0.090%, 09/06/13	4,700	4,700

	Par (000)	Value (000)
Fairfax County Industrial Development Authority,
INOVA Health System Project (RB) Series C-1
(SBPA - JPMorgan Chase Bank) (VRDN)
0.050%, 09/03/13	$2,300	$2,300
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series B (VRDN)
0.050%, 09/06/13	9,000	9,000
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.040%, 09/06/13	3,300	3,300

		19,300

West Virginia — 1.7%
West Virginia Economic Development Authority,
Correctional, Juvenile and Public Safety
Facilities, Prerefunded 06/01/14 @ 100 (RB)
Series A (NATL-RE)
5.000%, 06/01/14	11,200	11,601

Wisconsin — 2.9%
Wisconsin State (GO) Series A
2.000%, 05/01/14	19,355	19,587

Puerto Rico — 0.2%
Puerto Rico, Prerefunded 07/01/14 @ 100 (GO)
Series A
5.000%, 07/01/14	1,000	1,040

Total Municipal Securities
(Cost $671,712)		671,712

TOTAL INVESTMENTS — 100.4%
(Cost $671,712)*		671,712

Other Assets & Liabilities – (0.4)%		(2,903)

TOTAL NET ASSETS — 100.0%		$668,809

*	Also cost for Federal income tax purposes.
##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Securities	$–	$671,712	$–	$671,712

Total Assets - Investments in Securities	$–	$671,712	$–	$671,712

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2013 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Bills† — 54.4%
0.010%, 09/05/13	$27,000	$27,000
0.020%, 09/05/13	10,000	10,000
0.034%, 09/05/13	5,000	5,000
0.044%, 09/05/13	5,000	5,000
0.046%, 09/05/13	13,000	13,000
0.020%, 09/12/13	15,000	15,000
0.045%, 09/12/13	15,000	15,000
0.022%, 09/19/13	10,000	10,000
0.045%, 09/19/13	18,000	17,999
0.026%, 09/26/13	15,000	15,000
0.030%, 09/26/13	12,000	12,000
0.040%, 09/26/13	2,000	2,000
0.091%, 10/10/13	1,000	1,000
0.012%, 10/17/13	35,000	34,999
0.017%, 10/24/13	40,000	39,999
0.032%, 10/31/13	5,000	5,000
0.050%, 10/31/13	15,000	14,999
0.071%, 02/13/14	10,000	9,996

		252,992

U.S. Treasury Notes — 44.8%
0.125%, 08/31/13	25,000	25,000
0.750%, 09/15/13	22,000	22,006
0.125%, 09/30/13	22,000	22,001
0.500%, 10/15/13	40,000	40,021
0.250%, 10/31/13	25,000	25,006
2.750%, 10/31/13	5,000	5,022
0.500%, 11/15/13	24,000	24,022
0.250%, 11/30/13	11,000	11,005
0.125%, 12/31/13	4,000	4,001
0.250%, 01/31/14	15,000	15,010
1.750%, 01/31/14	5,000	5,034
0.250%, 02/28/14	10,000	10,007

		208,135

Total U.S. Treasury Obligations (Cost $461,127)		461,127

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 0.1%
BlackRock Treasury Trust Fund††	500,000	$500
Dreyfus Treasury Prime Cash Management	17,469	17

Total Money Market Funds (Cost $517)		517

TOTAL INVESTMENTS — 99.3% (Cost $461,644)*		461,644

Other Assets & Liabilities – 0.7%		3,189

TOTAL NET ASSETS — 100.0%		$464,833

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Funds	$517	$–	$–	$517
U.S. Treasury Obligations	–	461,127	–	461,127

Total Assets - Investments in Securities	$517	$461,127	$–	$461,644

There were no transfers between Level 1 and Level 2 during the three months ended August 31, 2013.

See Notes to Schedules of Investments.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2013 (Unaudited)

Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of August 31, 2013, the Trust offered for sale shares of 35 Funds.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a “Fund,” or collectively as the “Funds”):

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Equity Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund (formerly know as PNC Mid Cap Value Fund), PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Michigan Intermediate Municipal Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund, PNC Pennsylvania Intermediate Municipal Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Money Market Fund, PNC Ohio Municipal Money Market Fund, PNC Pennsylvania Tax Exempt Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

1. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

In determining market value for equity securities and exchange-traded funds (“ETFs”), the assets of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, or the exchange on which they are traded. Securities quoted on the NASDAQ® National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued by an independent pricing service (“Service”) approved by the Board of Trustees of the Trust (the “Board”). When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The Board has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2013 (Unaudited)

Short-term obligations with maturities of 60 days or less when purchased and the investments of the Money Market Funds, other than investments in other money market funds, funding agreements, and repurchase agreements are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; after which they are valued at amortized cost until maturity.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

Investments in funding agreements and repurchase agreements are valued at par each business day.

Forward currency contracts are valued based upon closing foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

—	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities and Investment Trusts – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or exchange-traded funds.

Fixed Income Securities – independent pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs (“standard inputs”) such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; or, repurchase agreements.

—	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. Certain foreign equity securities are fair value adjusted through the Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of August 31, 2013 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds invest generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at their net asset value per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2013 (Unaudited)

demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The Target Date Funds will primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Repurchase Agreements

Each Fund, with the exception of the Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S.Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. The Funds may be subject to costly and lengthy legal proceedings to sell the underlying security and recover any losses incurred.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds that hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. A Fund’s investments in commodities or commodity-linked instruments may expose such Fund to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund. The Target Date Funds will primarily utilize pooled investment vehicles that hold commodity-linked instruments in order to maintain exposure to the commodities sector for diversification purposes.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price warrants. When doing so, the Fund purchases the certificates from an issuer, who in turn typically holds shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which are designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at August 31, 2013 is included in the respective Fund’s Schedule of Investments.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at August 31, 2013 is included in the respective Fund’s Schedule of Investments.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Details of futures contracts open as of August 31, 2013 are included in the respective Fund’s Schedule of Investments.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2013 (Unaudited)

Derivative Holdings Categorized by Risk Exposure

The following is information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position and results of operations.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 08/31/13 (000)

Asset Derivative Value

Balanced Allocation Fund
Forward Currency Contract	$–	$2	$2
Futures Contracts	(2)	–	(2)

	$(2)	$2	$–

International Equity Fund
Forward Currency Contract	$–	$77	$77
Futures Contracts	(96)	–	(96)

	$(96)	$77	$(19)

Large Cap Growth Fund
Futures Contracts	$(12)	$–	$(12)

S&P 500 Index Fund
Futures Contracts	$(5)	$–	$(5)

Small Cap Fund
Futures Contracts	$27	$–	$27

During the three month period ended August 31, 2013, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2013 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts August 31, 2013 (000)
Balanced Allocation Fund
Forward Currency Contracts	$464	$150	$–	$614
Futures Contracts	126	136	(126)	136
International Equity Fund
Forward Currency Contracts	15,588	5,985	–	21,573
Futures Contracts	8,143	9,419	(8,143)	9,419
Large Cap Growth Fund
Futures Contracts	886	1,657	(2,205)	338
S&P 500 Index Fund
Futures Contracts	1,158	2,045	(1,158)	2,045
Small Cap Fund
Futures Contracts	1,032	1,084	(1,032)	1,084

2. Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “underlying Funds”). The Target Date Funds do not invest in the underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an underlying Fund’s net assets. At August 31, 2013, the investments of any of the Target Date Funds did not represent a significant portion of the net assets of any of the underlying Funds.

Pursuant to SEC rules, the PNC Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the Money Market Funds offered by the Trust, Advantage and/or the BlackRock Funds. As applicable, PNC Capital Advisors, LLC (the “Adviser) will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds.

The common stock of PNC Financial Services Group, Inc. (“PNC Group”) and the common stock of BlackRock, Inc., affiliates of the Adviser to the Trust, are included in the S&P 500® Index. Like the other stocks in the S&P 500® Index, the S&P 500 Index Fund will invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities are considered affiliated investments through their affiliation with BlackRock, Inc.

The total value at May 31, 2013 and August 31, 2013, and the purchases, sales proceeds, dividends and realized gain (loss) on affiliated holdings for the three month period ended August 31, 2013 are shown in the following table.

	Value of Affiliated Investments at 05/31/13 (000)	Value of Affiliated Investments at 08/31/13 (000)	Purchases (000)		Sales Proceeds (000)		Dividends from Affiliated Investments (000)		Capital Gain Distributions Received (000)	Realized Gain (Loss) on Affiliated Investments Sold (000)
Retirement Income Fund
iShares Dow Jones Select Dividend Index Fund	$22	$20	$2		$2		$–	*	$–	$–	*
iShares MSCI EAFE Small Cap Index Fund	2	2	–		–		–	*	–	–
PNC Advantage Institutional Money Market Fund	113	109	21		24		–	*	–	–
PNC International Equity Fund	52	46	6		8		–		–	1
PNC Large Cap Core Equity Fund	163	151	11		12		–	*	–	1
PNC Small Cap Fund	38	31	6		9		–		–	2
PNC Bond Fund	222	233	16		–		–		–	–
PNC High Yield Bond Fund	24	23	–	*	–		–		–	–
PNC Limited Maturity Bond Fund	223	234	11		–		–		–	–

	$859	$849	$73		$55		$–		$–	$4

Target 2020 Fund
iShares Dow Jones Select Dividend Index Fund	$25	$22	$2		$2		$–	*	$–	$–	*
iShares MSCI EAFE Small Cap Index Fund	4	4	–	*	–	*	–	*	–	–	*
PNC Advantage Institutional Money Market Fund	63	59	25		29		–	*	–	–
PNC International Equity Fund	105	93	12		14		–		–	3
PNC Large Cap Core Equity Fund	240	226	12		13		1		–	1
PNC Small Cap Fund	55	46	9		12		–		–	3
PNC Bond Fund	229	246	23		–		–		–	–
PNC High Yield Bond Fund	35	35	1		–		–		–	–
PNC Limited Maturity Bond Fund	77	82	6		–		–		–	–

	$833	$813	$90		$70		$1		$–	$7

Target 2030 Fund
iShares Dow Jones Select Dividend Index Fund	$31	$35	$3		$–		$–	*	$–	$–
iShares MSCI EAFE Small Cap Index Fund	14	15	1		–		–	*	–	–
PNC Advantage Institutional Money Market Fund	51	53	119		116		–	*	–	–
PNC International Equity Fund	153	171	14		–		–		–	–
PNC Large Cap Core Equity Fund	385	410	27		–		1		–	–
PNC Small Cap Fund	82	89	4		–		–		–	–
PNC Bond Fund	202	213	16		–		–		–	–
PNC High Yield Bond Fund	33	34	3		–		–		(1)	–

	$951	$1,020	$187		$116		$1		$(1)	$–

Target 2040 Fund
iShares Dow Jones Select Dividend Index Fund	$35	$34	$1		$2		$–	*	$–	$–	*
iShares MSCI EAFE Small Cap Index Fund	15	15	1		1		1		–	–	*
PNC Advantage Institutional Money Market Fund	44	39	21		26		–	*	–	–
PNC International Equity Fund	180	168	13		16		1		–	3
PNC Large Cap Core Equity Fund	412	410	1		–		1		–	–
PNC Small Cap Fund	99	87	12		17		–		–	4
PNC Bond Fund	75	84	11		–		–		–	–
PNC High Yield Bond Fund	13	13	1		–		–		–	–

	$873	$850	$61		$62		$3		$–	$7

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2013 (Unaudited)

	Value of Affiliated Investments at 05/31/13 (000)	Value of Affiliated Investments at 08/31/13 (000)	Purchases (000)		Sales Proceeds (000)		Dividends from Affiliated Investments (000)		Capital Gain Distributions Received (000)	Realized Gain (Loss) on Affiliated Investments Sold (000)
Target 2050 Fund
iShares Dow Jones Select Dividend Index Fund	$40	$38	$2		$2		$–	*	$–	$–	*
iShares MSCI EAFE Small Cap Index Fund	17	17	–	*	–	*	–	*	–	–	*
PNC Advantage Institutional Money Market Fund	52	42	20		30		–	*	–	–
PNC International Equity Fund	194	188	8		9		1		–	2
PNC Large Cap Core Equity Fund	465	459	4		3		1		–	–	*
PNC Small Cap Fund	109	98	12		16		–		–	4
PNC Bond Fund	52	62	12		–		–		–	–
PNC High Yield Bond Fund	9	10	1		–		–		–	–

	$938	$914	$59		$60		$2		$–	$6

	Value of Affiliated Investments at 05/31/13 (000)	Value of Affiliated Investments at 08/31/13 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Value Index	$4,172	$2,168	$162	$202	$108		$40
iShares MSCI Emerging Markets Index Fund	2,349	4,106	–	–	32		–
iShares STOXX Europe 600 Banks DE	46	79	1	–	–		–
PNC Advantage Institutional Money Market Fund	4,918	4,701	2,956	3,173	–	*	–
	$11,485	$11,054	$3,119	$3,375	$140		$40
International Equity Fund
iShares MSCI EAFE Index Fund	$398	$694	$5,254	$4,193	$20		$172
iShares STOXX Europe 600 Banks DE	1,561	2,732	1,194	–	–		–
PNC Advantage Institutional Money Market Fund	47,477	37,030	19,681	30,128	2		–
	$49,436	$40,456	$26,129	$34,321	$22		$172
Large Cap Core Equity Fund
PNC Advantage Institutional Money Market Fund	$749	$614	$1,727	$1,862	$–	*	$–
Large Cap Growth Fund
PNC Advantage Institutional Money Market Fund	$1,456	$2,327	$3,672	$2,801	$–	*	$–
Large Cap Value Fund
iShares Russell 1000 Value Fund	$127	$228	$107	$1	$–		$–	*
PNC Advantage Institutional Money Market Fund	40	802	3,347	2,585	–	*	–
	$167	$1,030	$3,454	$2,586	$–		$–
Mid Cap Value Fund
PNC Advantage Institutional Money Market Fund	$398	$1,048	$1,668	$1,018	$–	*	$–
Multi-Factor Small Cap Core Fund
iShares Russell 2000 Index Fund	$352	$–	$685	$1,063	$4		$20
PNC Advantage Institutional Money Market Fund	1,995	1,395	6,916	7,516	–	*	–
	$2,347	$1,395	$7,601	$8,579	$4		$20
Multi-Factor Small Cap Growth Fund
iShares Russell 2000 Index Fund	$171	$–	$165	$178	$1		$14
PNC Advantage Institutional Money Market Fund	1,583	1,501	796	878	–	*	–
	$1,754	$1,501	$961	$1,056	$1		$14
Multi-Factor Small Cap Value Fund
PNC Advantage Institutional Money Market Fund	$881	$1,371	$2,172	$1,682	$–	*	$–

	Value of Affiliated Investments at 05/31/13 (000)	Value of Affiliated Investments at 08/31/13 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
S&P 500 Index Fund
BlackRock	$298	$286	$8	$–	$4		$–
PNC Advantage Institutional Money Market Fund	1,968	1,549	6,115	6,534	–	*	–
PNC Financial Services Group	316	328	41	33	2		1
	$2,582	$2,163	$6,164	$6,567	$6		$1
Small Cap Fund
PNC Advantage Institutional Money Market Fund	$35,476	$41,581	$27,759	$21,654	$1		$–
Bond Fund
PNC Advantage Institutional Money Market Fund	$6,243	$7,812	$22,347	$20,778	$–	*	$–
Government Mortgage Fund
PNC Advantage Institutional Money Market Fund	$1,285	$557	$9,931	$10,659	$–	*	$–
High Yield Bond Fund
PNC Advantage Institutional Money Market Fund	$840	$1,021	$6,903	$6,722	$–	*	$–
Intermediate Bond Fund
PNC Advantage Institutional Money Market Fund	$5,013	$2,083	$11,376	$14,306	$–	*	$–
Limited Maturity Bond Fund
PNC Advantage Institutional Money Market Fund	$8,713	$4,735	$35,224	$39,202	$1		$–
Total Return Advantage Fund
PNC Advantage Institutional Money Market Fund	$9,268	$8,656	$14,742	$15,354	$1		$–
Ultra Short Bond Fund
PNC Advantage Institutional Money Market Fund	$6,706	$11,419	$99,716	$95,003	$2		$–
Government Money Market Fund
PNC Advantage Institutional Government Money Market Fund	$15,017	$15,017	$–	$–	$–		$–
Treasury Money Market Fund
BlackRock Treasury Trust Fund	$500	$500	$–	$–	$–		$–

*Amount represents less than $500.

Pursuant to SEC rules, the PNC Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the Money Market Funds offered by the Trust, Advantage and/or the BlackRock Funds. As applicable, the Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds.

Details of affiliated holdings at August 31, 2013 are included in the respective Fund’s Schedule of Investments.

3. Market and Credit Risk

Some countries in which certain of the Target Date, Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Target Date Fund, Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities. Each of the Money Market Funds may invest up to 5% of its net assets in illiquid securities. Such securities may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2013 (Unaudited)

adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

The Maryland Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond, Pennsylvania Intermediate Municipal Bond, Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Intermediate Tax Exempt Bond and Tax Exempt Money Market Funds follow an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Tax Exempt Bond, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds.

The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments.

A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

4. Subsequent Event

Effective October 1, 2013, the name of the PNC Large Cap Core Equity Fund was changed to PNC Large Cap Core Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	10/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	10/22/2013

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	10/22/2013

* Print the name and title of each signing officer under his or her signature.